UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—August 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard S&P 500 Value Index Fund ETF Shares - VOOV

Vanguard S&P 500 Value Index Fund Institutional Shares - VSPVX

Vanguard S&P 500 Growth Index Fund ETF Shares - VOOG

Vanguard S&P 500 Growth Index Fund Institutional Shares - VSPGX

Vanguard S&P Mid-Cap 400 Index Fund ETF Shares - IVOO

Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares - VSPMX

Vanguard S&P Mid-Cap 400 Value Index Fund ETF Shares - IVOV

Vanguard S&P Mid-Cap 400 Value Index Fund Institutional Shares - VMFVX

Vanguard S&P Mid-Cap 400 Growth Index Fund ETF Shares - IVOG

Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional Shares - VMFGX

Vanguard S&P Small-Cap 600 Index Fund ETF Shares - VIOO

Vanguard S&P Small-Cap 600 Index Fund Institutional Shares - VSMSX

Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares - VIOV

Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares - VSMVX

Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares - VIOG

Vanguard S&P 500 Value Index Fund
ETF Shares (VOOV) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Value Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Financials, information technology, and industrials contributed most to performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.51%	13.67%	10.37%
ETF Shares Market Price	23.52%	13.69%	10.37%
S&P 500 Value Index	23.63%	13.80%	10.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$5,473
Number of Portfolio Holdings	442
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$93
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	4.2%
Consumer Discretionary	5.2%
Consumer Staples	10.2%
Energy	6.3%
Financials	23.5%
Health Care	18.2%
Industrials	11.3%
Information Technology	7.7%
Materials	3.5%
Real Estate	4.4%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3340

Vanguard S&P 500 Value Index Fund
Institutional Shares (VSPVX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Value Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Financials, information technology, and industrials contributed most to performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 3, 2015, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/3/2015)
Institutional Shares	23.53%	13.71%	10.58%
S&P 500 Value Index	23.63%	13.80%	10.65%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.26%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$5,473
Number of Portfolio Holdings	442
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$93
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	4.2%
Consumer Discretionary	5.2%
Consumer Staples	10.2%
Energy	6.3%
Financials	23.5%
Health Care	18.2%
Industrials	11.3%
Information Technology	7.7%
Materials	3.5%
Real Estate	4.4%
Utilities	5.3%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1840

Vanguard S&P 500 Growth Index Fund
ETF Shares (VOOG) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Growth Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Information technology contributed by far the most to performance. Communication services and health care stocks also were top performers.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	30.39%	16.85%	14.58%
ETF Shares Market Price	30.26%	16.84%	14.57%
S&P 500 Growth Index	30.52%	16.97%	14.72%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$12,551
Number of Portfolio Holdings	235
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$203
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	12.5%
Consumer Discretionary	11.5%
Consumer Staples	2.8%
Energy	1.4%
Financials	5.5%
Health Care	7.7%
Industrials	6.3%
Information Technology	49.9%
Materials	1.3%
Real Estate	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3341

Vanguard S&P 500 Growth Index Fund
Institutional Shares (VSPGX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P 500 Growth Index Fund performed roughly in line with the return of its benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates over 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  For the Fund’s benchmark, all 11 industry sectors posted positive results for the 12-month period. Information technology contributed by far the most to performance. Communication services and health care stocks also were top performers.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 5, 2019, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/5/2019)
Institutional Shares	30.41%	16.88%	16.20%
S&P 500 Growth Index	30.52%	16.97%	16.29%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	14.14%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$12,551
Number of Portfolio Holdings	235
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$203
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	12.5%
Consumer Discretionary	11.5%
Consumer Staples	2.8%
Energy	1.4%
Financials	5.5%
Health Care	7.7%
Industrials	6.3%
Information Technology	49.9%
Materials	1.3%
Real Estate	0.8%
Utilities	0.2%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1841

Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (IVOO) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  For the Fund’s benchmark index, industry sectors posted mostly positive returns for the period, with eight of the 11 sectors advancing 10% or more. The utilities sector defied its humdrum reputation, returning almost 34%. However, while other sectors had somewhat more modest returns—including financials, industrials, consumer discretionary, and information technology—they contributed more to the Fund’s performance because of their higher weightings in the index. The communication services and energy sectors fell slightly but did not have a significant impact on performance because they represented only slivers of the overall index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.65%	12.09%	9.56%
ETF Shares Market Price	18.66%	12.10%	9.57%
S&P MidCap 400 Index	18.75%	12.20%	9.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$3,694
Number of Portfolio Holdings	405
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$63
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.5%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.1%
Financials	16.9%
Health Care	9.9%
Industrials	21.8%
Information Technology	8.8%
Materials	6.5%
Real Estate	7.5%
Utilities	2.6%
Other Assets and Liabilities—Net	0.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3342

Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares (VSPMX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  For the Fund’s benchmark index, industry sectors posted mostly positive returns for the period, with eight of the 11 sectors advancing 10% or more. The utilities sector defied its humdrum reputation, returning almost 34%. However, while other sectors had somewhat more modest returns—including financials, industrials, consumer discretionary, and information technology—they contributed more to the Fund’s performance because of their higher weightings in the index. The communication services and energy sectors fell slightly but did not have a significant impact on performance because they represented only slivers of the overall index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	18.68%	12.13%	9.62%
S&P MidCap 400 Index	18.75%	12.20%	9.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$3,694
Number of Portfolio Holdings	405
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$63
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.5%
Consumer Discretionary	14.5%
Consumer Staples	4.4%
Energy	5.1%
Financials	16.9%
Health Care	9.9%
Industrials	21.8%
Information Technology	8.8%
Materials	6.5%
Real Estate	7.5%
Utilities	2.6%
Other Assets and Liabilities—Net	0.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1842

Vanguard S&P Mid-Cap 400 Value Index Fund
ETF Shares (IVOV) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Mid-Cap 400 Value Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Markets continued to favor large-capitalization stocks over mid-caps, but value stocks outperformed growth stocks slightly in the mid-cap category.
  The financial sector returned about 31% for the period, making it the biggest contributor to returns for the Fund’s benchmark index. Industrial, real estate, and consumer discretionary stocks also provided relatively large proportions of returns. Only the energy sector declined, losing about 2%. Energy represented a relatively small portion of the index, however, so the sector’s impact on performance was minimal.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.34%	12.13%	8.81%
ETF Shares Market Price	16.26%	12.13%	8.80%
S&P MidCap 400 Value Index	16.44%	12.28%	8.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,043
Number of Portfolio Holdings	295
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$19
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.8%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	3.6%
Financials	24.7%
Health Care	9.6%
Industrials	14.1%
Information Technology	7.1%
Materials	7.5%
Real Estate	10.2%
Utilities	4.9%
Other Assets and Liabilities—Net	0.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3344

Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (VMFVX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Mid-Cap 400 Value Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Markets continued to favor large-capitalization stocks over mid-caps, but value stocks outperformed growth stocks slightly in the mid-cap category.
  The financial sector returned about 31% for the period, making it the biggest contributor to returns for the Fund’s benchmark index. Industrial, real estate, and consumer discretionary stocks also provided relatively large proportions of returns. Only the energy sector declined, losing about 2%. Energy represented a relatively small portion of the index, however, so the sector’s impact on performance was minimal.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.39%	12.22%	8.91%
S&P MidCap 400 Value Index	16.44%	12.28%	8.97%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,043
Number of Portfolio Holdings	295
Portfolio Turnover Rate	41%
Total Investment Advisory Fees (in thousands)	$19
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.8%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	3.6%
Financials	24.7%
Health Care	9.6%
Industrials	14.1%
Information Technology	7.1%
Materials	7.5%
Real Estate	10.2%
Utilities	4.9%
Other Assets and Liabilities—Net	0.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1844

Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (IVOG) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Growth stocks performed robustly, contributing to Fund returns, but mid-capitalization stocks continued to lag large-cap stocks.
  The industrial sector continued to have the largest index weighting, increasing from nearly 26% to more than 29% over the fiscal year. That, along with sector returns of about 22%, meant industrials generated more than 5 percentage points of the index’s total return, the largest for any sector. Consumer discretionary was a close second. Only the communication services and energy sectors reported negative returns. They accounted for small portions of the index, however, so they had a minimal impact on overall performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	20.80%	11.50%	9.86%
ETF Shares Market Price	20.82%	11.53%	9.87%
S&P MidCap 400 Growth Index	20.94%	11.66%	10.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,231
Number of Portfolio Holdings	254
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$22
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.2%
Consumer Discretionary	18.0%
Consumer Staples	3.5%
Energy	6.5%
Financials	9.5%
Health Care	10.2%
Industrials	29.3%
Information Technology	10.4%
Materials	5.7%
Real Estate	5.0%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3343

Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares (VMFGX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months ended August 31, 2024, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Growth stocks performed robustly, contributing to Fund returns, but mid-capitalization stocks continued to lag large-cap stocks.
  The industrial sector continued to have the largest index weighting, increasing from nearly 26% to more than 29% over the fiscal year. That, along with sector returns of about 22%, meant industrials generated more than 5 percentage points of the index’s total return, the largest for any sector. Consumer discretionary was a close second. Only the communication services and energy sectors reported negative returns. They accounted for small portions of the index, however, so they had a minimal impact on overall performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	20.86%	11.59%	9.96%
S&P MidCap 400 Growth Index	20.94%	11.66%	10.03%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,231
Number of Portfolio Holdings	254
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$22
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	1.2%
Consumer Discretionary	18.0%
Consumer Staples	3.5%
Energy	6.5%
Financials	9.5%
Health Care	10.2%
Industrials	29.3%
Information Technology	10.4%
Materials	5.7%
Real Estate	5.0%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1843

Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (VIOO) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Small-Cap 600 Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly less than those of the total market.
  For the Fund’s benchmark, financials contributed most to performance, returning 32.7%. Industrials and consumer discretionary were also among the top contributors. Energy and information technology detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.25%	10.70%	9.29%
ETF Shares Market Price	17.29%	10.73%	9.31%
S&P SmallCap 600 Index	17.31%	10.75%	9.35%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,897
Number of Portfolio Holdings	607
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$86
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	3.1%
Consumer Discretionary	13.4%
Consumer Staples	3.4%
Energy	4.7%
Financials	19.8%
Health Care	10.8%
Industrials	17.3%
Information Technology	12.2%
Materials	5.6%
Real Estate	7.5%
Utilities	2.1%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3345

Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares (VSMSX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Small-Cap 600 Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly less than those of the total market.
  For the Fund’s benchmark, financials contributed most to performance, returning 32.7%. Industrials and consumer discretionary were also among the top contributors. Energy and information technology detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.24%	10.72%	9.34%
S&P SmallCap 600 Index	17.31%	10.75%	9.35%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$4,897
Number of Portfolio Holdings	607
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$86
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	3.1%
Consumer Discretionary	13.4%
Consumer Staples	3.4%
Energy	4.7%
Financials	19.8%
Health Care	10.8%
Industrials	17.3%
Information Technology	12.2%
Materials	5.6%
Real Estate	7.5%
Utilities	2.1%
Other Assets and Liabilities—Net	0.1%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1845

Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares (VIOV) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the S&P Small-Cap 600 Value Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly lower than those of the total market.
  For the Fund’s benchmark, financials, the largest contributor to performance during the period, returned 29.2% with a weighting of around 28%. Industrials, real estate, and consumer discretionary also contributed. Energy was the worst performer, returning –13.8%. Despite those losses, energy detracted only slightly from performance because the sector accounted for around 2% of the index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	13.93%	10.37%	8.21%
ETF Shares Market Price	14.04%	10.40%	8.23%
S&P SmallCap 600 Value Index	14.04%	10.45%	8.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,456
Number of Portfolio Holdings	465
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$28
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	2.8%
Consumer Discretionary	11.4%
Consumer Staples	3.9%
Energy	2.3%
Financials	28.0%
Health Care	9.3%
Industrials	16.3%
Information Technology	9.1%
Materials	4.5%
Real Estate	9.7%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3346

Vanguard S&P Small-Cap 600 Value Index Fund
Institutional Shares (VSMVX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the S&P Small-Cap 600 Value Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly lower than those of the total market.
  For the Fund’s benchmark, financials, the largest contributor to performance during the period, returned 29.2% with a weighting of around 28%. Industrials, real estate, and consumer discretionary also contributed. Energy was the worst performer, returning –13.8%. Despite those losses, energy detracted only slightly from performance because the sector accounted for around 2% of the index.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 19, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/19/2014)
Institutional Shares	14.00%	10.47%	8.54%
S&P SmallCap 600 Value Index	14.04%	10.45%	8.54%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.35%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,456
Number of Portfolio Holdings	465
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$28
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	2.8%
Consumer Discretionary	11.4%
Consumer Staples	3.9%
Energy	2.3%
Financials	28.0%
Health Care	9.3%
Industrials	16.3%
Information Technology	9.1%
Materials	4.5%
Real Estate	9.7%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1846

Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares (VIOG) NYSE Arca
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$17	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard S&P Small-Cap 600 Growth Index Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12-month period, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The CRSP US Total Market Index of stocks returned 26.17%.
  Small-capitalization stocks lagged large-caps, causing the Fund’s return to be significantly less than those of the total market.
  For the Fund’s benchmark, industrials contributed most to performance, returning 35.7% with a weighting of around 18%. Financials and consumer discretionary were also among the top contributors. Of the 11 sectors in the index, energy was the only detractor, returning
  –0.2%. However, this did not have a significant impact on overall performance because the sector represented a relatively small portion of the index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	20.20%	10.52%	10.03%
ETF Shares Market Price	19.87%	10.47%	10.01%
S&P SmallCap 600 Growth Index	20.41%	10.68%	10.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.17%	15.08%	12.28%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$981
Number of Portfolio Holdings	352
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$16
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communication Services	3.3%
Consumer Discretionary	15.3%
Consumer Staples	2.8%
Energy	7.2%
Financials	11.6%
Health Care	12.5%
Industrials	18.3%
Information Technology	15.2%
Materials	6.7%
Real Estate	5.2%
Utilities	1.7%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3347

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
(a) Audit Fees.	$278,000	$261,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$278,000	$261,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$1,912,843	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,689,348	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2024
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

Contents
S&P 500 Value Index Fund	1
S&P 500 Growth Index Fund	18
Report of Independent Registered Public Accounting Firm	32
Tax information	33

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (4.2%)
	Verizon Communications Inc.	1,101,253	46,010
	Walt Disney Co.	477,029	43,114
	Comcast Corp. Class A	1,024,347	40,533
	AT&T Inc.	1,875,806	37,329
	T-Mobile US Inc.	134,931	26,813
	Electronic Arts Inc.	35,618	5,408
	Omnicom Group Inc.	51,201	5,142
*	Charter Communications Inc. Class A	13,828	4,806
*	Warner Bros Discovery Inc.	582,927	4,570
*	Take-Two Interactive Software Inc.	20,755	3,356
	Interpublic Group of Cos. Inc.	98,674	3,218
	News Corp. Class A	104,353	2,956
*	Match Group Inc.	69,453	2,584
	Fox Corp. Class A	60,524	2,504
	Paramount Global Class B	129,245	1,353
	Fox Corp. Class B	34,366	1,321
	News Corp. Class B	24,856	732
			231,749
Consumer Discretionary (5.2%)
	Home Depot Inc.	163,353	60,196
	Lowe's Cos. Inc.	149,748	37,212
	McDonald's Corp.	105,598	30,482
	NIKE Inc. Class B	180,869	15,070
	General Motors Co.	298,827	14,876
	TJX Cos. Inc.	103,848	12,178
	Starbucks Corp.	121,407	11,481
	Ford Motor Co.	1,025,169	11,472
	eBay Inc.	132,280	7,818
*	Airbnb Inc. Class A	57,710	6,770
	Yum! Brands Inc.	39,761	5,365
	Genuine Parts Co.	36,418	5,217
	Lennar Corp. Class A	28,159	5,127
*	Aptiv plc	71,123	5,087
	Best Buy Co. Inc.	50,340	5,054
*	O'Reilly Automotive Inc.	4,153	4,693
*	AutoZone Inc.	1,402	4,460
	Tractor Supply Co.	16,346	4,373
*	CarMax Inc.	41,151	3,479
	Garmin Ltd.	18,483	3,388
	LKQ Corp.	69,753	2,901
	Tapestry Inc.	60,071	2,461
	Darden Restaurants Inc.	14,978	2,369
	Hasbro Inc.	34,214	2,332
	Domino's Pizza Inc.	5,472	2,267
*	Mohawk Industries Inc.	13,855	2,149
	BorgWarner Inc.	59,568	2,029
	Bath & Body Works Inc.	58,477	1,799
	Pool Corp.	4,305	1,514
*	Ulta Beauty Inc.	4,261	1,503
	Las Vegas Sands Corp.	37,224	1,451
*	Carnival Corp.	76,576	1,264
*	Etsy Inc.	17,118	943
*	Caesars Entertainment Inc.	23,737	893
*	MGM Resorts International	20,958	788
	Ralph Lauren Corp.	4,593	787
			281,248
Consumer Staples (10.2%)
	Walmart Inc.	1,117,409	86,297
	Procter & Gamble Co.	376,538	64,591
1

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Costco Wholesale Corp.	67,288	60,046
	Coca-Cola Co.	618,664	44,835
	PepsiCo Inc.	230,176	39,793
	Philip Morris International Inc.	256,256	31,594
	Altria Group Inc.	449,541	24,172
	Target Corp.	121,114	18,606
	Mondelez International Inc. Class A	203,759	14,632
	Colgate-Palmolive Co.	130,835	13,934
	Kimberly-Clark Corp.	88,210	12,760
	Kenvue Inc.	500,570	10,987
	General Mills Inc.	147,582	10,669
	Sysco Corp.	130,531	10,177
	Constellation Brands Inc. Class A	42,207	10,160
	Keurig Dr Pepper Inc.	273,621	10,017
	Kroger Co.	174,990	9,311
	Archer-Daniels-Midland Co.	129,260	7,884
	Kraft Heinz Co.	206,334	7,310
	Estee Lauder Cos. Inc. Class A	60,916	5,584
	Kellanova	68,821	5,548
	McCormick & Co. Inc. (Non-Voting)	65,814	5,267
	Clorox Co.	32,469	5,140
	Tyson Foods Inc. Class A	74,771	4,808
	Dollar General Corp.	57,428	4,765
	Hershey Co.	23,928	4,620
*	Dollar Tree Inc.	54,178	4,577
	Conagra Brands Inc.	124,976	3,899
	Bunge Global SA	37,019	3,753
	Church & Dwight Co. Inc.	34,520	3,517
*	Monster Beverage Corp.	74,168	3,496
	J M Smucker Co.	27,754	3,183
	Molson Coors Beverage Co. Class B	47,539	2,566
	Campbell Soup Co.	51,438	2,557
	Hormel Foods Corp.	75,890	2,470
	Brown-Forman Corp. Class B	46,799	2,134
	Walgreens Boots Alliance Inc.	187,195	1,732
	Lamb Weston Holdings Inc.	12,837	795
			558,186
Energy (6.3%)
	Exxon Mobil Corp.	1,173,551	138,408
	Chevron Corp.	448,411	66,342
	Schlumberger NV	374,336	16,467
	Phillips 66	111,030	15,579
	Valero Energy Corp.	85,483	12,543
	Kinder Morgan Inc.	506,030	10,915
	ConocoPhillips	94,780	10,785
	Occidental Petroleum Corp.	176,496	10,057
	Baker Hughes Co.	260,903	9,176
	Williams Cos. Inc.	194,353	8,895
	Devon Energy Corp.	165,224	7,399
	Marathon Petroleum Corp.	41,450	7,342
	Halliburton Co.	231,448	7,196
	EOG Resources Inc.	51,080	6,580
	ONEOK Inc.	57,979	5,355
	EQT Corp.	155,174	5,200
	Marathon Oil Corp.	69,311	1,986
	Coterra Energy Inc.	66,129	1,609
			341,834
Financials (23.5%)
*	Berkshire Hathaway Inc. Class B	473,585	225,389
	JPMorgan Chase & Co.	751,263	168,884
	Bank of America Corp.	1,780,001	72,535
	Wells Fargo & Co.	912,105	53,331
	Goldman Sachs Group Inc.	84,363	43,046
	Visa Inc. Class A	140,017	38,696
	Morgan Stanley	327,465	33,929
	BlackRock Inc.	36,547	32,958
	Citigroup Inc.	499,096	31,263
	Chubb Ltd.	106,252	30,195
	Mastercard Inc. Class A	60,156	29,076
2

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Charles Schwab Corp.	390,702	25,435
	Intercontinental Exchange Inc.	150,116	24,251
	S&P Global Inc.	46,918	24,080
*	PayPal Holdings Inc.	273,840	19,834
	Progressive Corp.	76,668	19,336
	US Bancorp	408,637	19,300
	PNC Financial Services Group Inc.	104,172	19,281
	Truist Financial Corp.	350,423	15,580
	Aflac Inc.	135,428	14,946
	Capital One Financial Corp.	100,079	14,705
	Marsh & McLennan Cos. Inc.	61,828	14,066
	Travelers Cos. Inc.	59,987	13,681
	American International Group Inc.	173,854	13,395
	Bank of New York Mellon Corp.	195,902	13,364
	Allstate Corp.	69,143	13,064
	CME Group Inc.	60,242	12,997
*	Fiserv Inc.	73,423	12,820
	MetLife Inc.	156,520	12,127
	Fidelity National Information Services Inc.	145,759	12,018
	American Express Co.	44,567	11,527
	Prudential Financial Inc.	94,080	11,399
	Moody's Corp.	21,758	10,612
	Aon plc Class A	27,851	9,573
	Hartford Financial Services Group Inc.	77,320	8,977
	Arthur J Gallagher & Co.	27,987	8,188
	Willis Towers Watson plc	26,729	7,808
	Nasdaq Inc.	108,180	7,798
	Fifth Third Bancorp	178,828	7,634
	M&T Bank Corp.	43,618	7,507
	Blackstone Inc.	52,311	7,447
	Global Payments Inc.	66,729	7,408
	State Street Corp.	78,758	6,860
	T. Rowe Price Group Inc.	58,379	6,190
	Raymond James Financial Inc.	48,770	5,831
	Huntington Bancshares Inc.	378,873	5,672
	Cincinnati Financial Corp.	40,932	5,609
	Regions Financial Corp.	239,429	5,607
	Ameriprise Financial Inc.	12,202	5,484
	Synchrony Financial	104,978	5,276
	MSCI Inc.	8,905	5,170
	Citizens Financial Group Inc.	118,963	5,121
	Northern Trust Corp.	53,487	4,879
	W R Berkley Corp.	79,202	4,728
	Principal Financial Group Inc.	56,373	4,590
	Everest Group Ltd.	11,362	4,457
	KeyCorp	246,479	4,205
	Discover Financial Services	30,136	4,180
	Loews Corp.	47,450	3,888
	Jack Henry & Associates Inc.	19,046	3,296
	Assurant Inc.	13,594	2,669
	MarketAxess Holdings Inc.	9,908	2,402
	Globe Life Inc.	21,951	2,306
	FactSet Research Systems Inc.	5,283	2,234
	Cboe Global Markets Inc.	9,897	2,033
	Invesco Ltd.	117,581	2,009
	Franklin Resources Inc.	78,398	1,587
	Brown & Brown Inc.	13,625	1,432
			1,287,175
Health Care (18.2%)
	Johnson & Johnson	629,613	104,428
	UnitedHealth Group Inc.	149,296	88,115
	AbbVie Inc.	291,046	57,135
	Abbott Laboratories	455,192	51,560
	Merck & Co. Inc.	397,574	47,093
	Amgen Inc.	140,351	46,853
	Danaher Corp.	172,489	46,453
	Pfizer Inc.	1,482,849	43,017
	Thermo Fisher Scientific Inc.	61,923	38,087
	Elevance Health Inc.	60,811	33,865
3

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Medtronic plc	347,549	30,786
	Cigna Group	74,342	26,898
	Bristol-Myers Squibb Co.	530,603	26,504
	Gilead Sciences Inc.	326,044	25,758
	McKesson Corp.	34,028	19,092
	CVS Health Corp.	328,644	18,812
	Becton Dickinson & Co.	75,675	18,344
*	Intuitive Surgical Inc.	31,584	15,559
*	Boston Scientific Corp.	173,292	14,174
*	Regeneron Pharmaceuticals Inc.	11,115	13,168
*	Vertex Pharmaceuticals Inc.	24,287	12,044
	Stryker Corp.	31,908	11,500
	Humana Inc.	31,503	11,167
*	Centene Corp.	139,513	10,998
	Agilent Technologies Inc.	76,802	10,977
	HCA Healthcare Inc.	26,346	10,422
	Cencora Inc.	43,278	10,368
	Zoetis Inc.	53,678	9,849
	GE HealthCare Technologies Inc.	110,979	9,413
	ResMed Inc.	38,407	9,411
*	Biogen Inc.	38,061	7,793
*	IQVIA Holdings Inc.	29,529	7,428
	Cardinal Health Inc.	63,674	7,177
*	Edwards Lifesciences Corp.	99,249	6,943
*	Moderna Inc.	87,161	6,746
	Zimmer Biomet Holdings Inc.	53,781	6,210
	Labcorp Holdings Inc.	22,035	5,066
	Baxter International Inc.	133,216	5,054
*	Mettler-Toledo International Inc.	3,460	4,979
*	Hologic Inc.	61,010	4,956
*	IDEXX Laboratories Inc.	9,501	4,573
	Quest Diagnostics Inc.	29,043	4,559
	Revvity Inc.	32,256	3,953
	Viatris Inc.	311,274	3,760
	Universal Health Services Inc. Class B	15,603	3,713
*	Waters Corp.	9,771	3,384
*	Cooper Cos. Inc.	30,134	3,186
	Bio-Techne Corp.	41,200	3,048
	Teleflex Inc.	12,317	3,020
*	Catalent Inc.	47,314	2,884
*	Dexcom Inc.	40,546	2,811
	STERIS plc	11,367	2,741
*	Incyte Corp.	41,573	2,730
*	Charles River Laboratories International Inc.	13,466	2,663
*	Henry Schein Inc.	33,478	2,362
*	Solventum Corp.	36,121	2,316
*	Insulet Corp.	11,353	2,302
*	Molina Healthcare Inc.	6,280	2,197
*	Align Technology Inc.	8,238	1,954
*	Bio-Rad Laboratories Inc. Class A	5,334	1,799
*	DaVita Inc.	6,072	916
			995,073
Industrials (11.3%)
	RTX Corp.	347,790	42,896
	Honeywell International Inc.	170,369	35,421
	Lockheed Martin Corp.	55,875	31,743
	GE Aerospace	163,266	28,509
	United Parcel Service Inc. Class B	190,975	24,550
	Union Pacific Corp.	87,835	22,494
	3M Co.	144,872	19,513
	Caterpillar Inc.	53,774	19,149
	Northrop Grumman Corp.	36,419	19,055
	Automatic Data Processing Inc.	65,369	18,036
	General Dynamics Corp.	59,527	17,820
	FedEx Corp.	59,274	17,709
	Norfolk Southern Corp.	59,172	15,157
*	Boeing Co.	84,481	14,678
	Eaton Corp. plc	39,811	12,219
	Emerson Electric Co.	113,822	11,996
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	L3Harris Technologies Inc.	49,701	11,763
	Deere & Co.	29,100	11,225
	Cummins Inc.	35,846	11,214
	Waste Management Inc.	50,570	10,723
	Illinois Tool Works Inc.	38,338	9,706
	Johnson Controls International plc	127,498	9,288
	CSX Corp.	255,532	8,757
	Xylem Inc.	63,384	8,717
	Carrier Global Corp.	114,297	8,319
*	GE Vernova Inc.	40,841	8,209
	Cintas Corp.	10,146	8,169
	Westinghouse Air Brake Technologies Corp.	46,114	7,820
	Dover Corp.	35,931	6,684
	Trane Technologies plc	18,347	6,635
	Paychex Inc.	50,255	6,593
	Veralto Corp.	57,436	6,458
	Otis Worldwide Corp.	64,482	6,106
	Equifax Inc.	19,715	6,055
	Leidos Holdings Inc.	35,352	5,604
	AMETEK Inc.	31,469	5,383
	Fastenal Co.	74,859	5,111
	Jacobs Solutions Inc.	32,738	4,939
	Republic Services Inc.	23,013	4,792
	Verisk Analytics Inc.	16,787	4,580
	Textron Inc.	49,859	4,547
	Southwest Airlines Co.	156,453	4,525
	Parker-Hannifin Corp.	7,393	4,437
	Rockwell Automation Inc.	15,500	4,216
	Stanley Black & Decker Inc.	40,231	4,118
	Howmet Aerospace Inc.	42,581	4,116
	IDEX Corp.	19,793	4,087
*	United Airlines Holdings Inc.	85,961	3,786
	JB Hunt Transport Services Inc.	21,315	3,692
	Nordson Corp.	14,293	3,667
	PACCAR Inc.	37,000	3,559
	Quanta Services Inc.	11,855	3,262
	CH Robinson Worldwide Inc.	30,610	3,168
	Delta Air Lines Inc.	74,230	3,154
	Hubbell Inc. Class B	7,579	3,031
	Huntington Ingalls Industries Inc.	10,309	2,915
	Expeditors International of Washington Inc.	23,265	2,871
	WW Grainger Inc.	2,880	2,837
	Broadridge Financial Solutions Inc.	13,286	2,828
	Ingersoll Rand Inc.	24,262	2,219
	Snap-on Inc.	7,581	2,151
	Masco Corp.	26,494	2,108
	Rollins Inc.	41,853	2,100
	Allegion plc	14,180	1,969
*	American Airlines Group Inc.	171,531	1,822
	Paycom Software Inc.	7,146	1,163
	Pentair plc	13,027	1,155
*	Dayforce Inc.	18,546	1,060
	A O Smith Corp.	11,656	976
*	Generac Holdings Inc.	6,161	964
			620,298
Information Technology (7.7%)
	Cisco Systems Inc.	1,059,509	53,548
	International Business Machines Corp.	240,309	48,574
	Texas Instruments Inc.	150,080	32,168
	Micron Technology Inc.	289,805	27,891
	Accenture plc Class A	75,693	25,883
	QUALCOMM Inc.	140,443	24,620
	Intel Corp.	1,114,186	24,557
	Analog Devices Inc.	53,271	12,510
	Cognizant Technology Solutions Corp. Class A	130,329	10,136
	Amphenol Corp. Class A	138,173	9,320
	Roper Technologies Inc.	15,951	8,843
	Corning Inc.	201,546	8,435
	HP Inc.	225,618	8,163
5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Motorola Solutions Inc.	18,314	8,095
	TE Connectivity Ltd.	48,834	7,501
*	Keysight Technologies Inc.	45,826	7,063
*	Autodesk Inc.	26,845	6,937
	Hewlett Packard Enterprise Co.	339,848	6,583
*	First Solar Inc.	27,981	6,362
*	Western Digital Corp.	85,360	5,599
	Teradyne Inc.	40,811	5,580
*	Teledyne Technologies Inc.	12,399	5,366
*	ON Semiconductor Corp.	62,987	4,905
	Microchip Technology Inc.	57,920	4,759
*	Zebra Technologies Corp. Class A	13,441	4,642
	CDW Corp.	20,378	4,598
	Skyworks Solutions Inc.	41,945	4,597
	NXP Semiconductors NV	16,712	4,284
	NetApp Inc.	33,991	4,103
	Gen Digital Inc.	144,051	3,812
*	Trimble Inc.	63,843	3,619
	Juniper Networks Inc.	84,959	3,303
*	ANSYS Inc.	9,815	3,155
*	F5 Inc.	15,325	3,113
	Seagate Technology Holdings plc	30,121	2,998
*	Qorvo Inc.	25,243	2,925
*	Enphase Energy Inc.	22,412	2,713
*	PTC Inc.	12,524	2,243
*	VeriSign Inc.	11,779	2,166
*	Akamai Technologies Inc.	21,107	2,149
*	EPAM Systems Inc.	9,093	1,825
	Jabil Inc.	14,503	1,585
			421,228
Materials (3.5%)
	Linde plc	60,380	28,877
	Air Products and Chemicals Inc.	58,211	16,232
	Newmont Corp.	301,456	16,095
	Sherwin-Williams Co.	30,565	11,290
	Corteva Inc.	182,688	10,468
	Dow Inc.	184,339	9,877
	DuPont de Nemours Inc.	109,635	9,237
	Freeport-McMoRan Inc.	187,766	8,314
	Ecolab Inc.	32,559	8,243
	PPG Industries Inc.	61,532	7,983
	International Flavors & Fragrances Inc.	66,754	6,942
	LyondellBasell Industries NV Class A	67,250	6,638
	Smurfit WestRock plc	135,743	6,437
	Ball Corp.	81,138	5,177
	Packaging Corp. of America	23,304	4,883
	Avery Dennison Corp.	21,061	4,672
	International Paper Co.	90,801	4,397
	Amcor plc	377,844	4,322
	Nucor Corp.	23,191	3,523
	Eastman Chemical Co.	30,755	3,148
	Vulcan Materials Co.	12,440	3,050
	Martin Marietta Materials Inc.	5,483	2,929
	Albemarle Corp.	30,724	2,773
	Mosaic Co.	84,023	2,401
	FMC Corp.	32,633	2,107
	CF Industries Holdings Inc.	21,980	1,826
	Steel Dynamics Inc.	14,288	1,708
			193,549
Real Estate (4.4%)
	Prologis Inc.	242,290	30,970
	Welltower Inc.	156,531	18,890
	American Tower Corp.	72,144	16,165
	Realty Income Corp.	228,077	14,166
	Crown Castle Inc.	113,833	12,752
	Equinix Inc.	13,181	10,998
	Extra Space Storage Inc.	55,499	9,823
	VICI Properties Inc. Class A	272,708	9,130
*	CBRE Group Inc. Class A	79,082	9,106
6

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Simon Property Group Inc.	53,841	9,010
AvalonBay Communities Inc.	37,121	8,379
Public Storage	23,982	8,243
Digital Realty Trust Inc.	50,053	7,589
Equity Residential	90,157	6,751
Ventas Inc.	105,815	6,572
Weyerhaeuser Co.	190,582	5,811
Invitation Homes Inc.	150,524	5,545
Essex Property Trust Inc.	16,788	5,067
Mid-America Apartment Communities Inc.	30,541	4,959
Alexandria Real Estate Equities Inc.	41,150	4,920
* CoStar Group Inc.	60,849	4,704
Iron Mountain Inc.	37,550	4,253
Healthpeak Properties Inc.	183,993	4,099
Kimco Realty Corp.	174,476	4,058
SBA Communications Corp.	16,855	3,820
UDR Inc.	79,205	3,525
Camden Property Trust	27,846	3,486
Regency Centers Corp.	42,995	3,125
BXP Inc.	37,776	2,842
Federal Realty Investment Trust	19,521	2,245
Host Hotels & Resorts Inc.	73,736	1,305
		242,308
Utilities (5.3%)
NextEra Energy Inc.	537,618	43,284
Southern Co.	286,156	24,724
Duke Energy Corp.	201,996	23,017
American Electric Power Co. Inc.	137,804	13,819
Sempra	165,773	13,623
Dominion Energy Inc.	219,128	12,249
PG&E Corp.	560,121	11,034
Public Service Enterprise Group Inc.	130,540	10,541
Exelon Corp.	261,427	9,958
Consolidated Edison Inc.	90,675	9,209
Constellation Energy Corp.	45,324	8,915
Xcel Energy Inc.	145,258	8,894
Edison International	100,587	8,754
WEC Energy Group Inc.	82,561	7,681
American Water Works Co. Inc.	50,929	7,289
DTE Energy Co.	54,101	6,764
Entergy Corp.	55,826	6,738
Eversource Energy	92,089	6,219
PPL Corp.	192,869	6,154
FirstEnergy Corp.	135,410	5,947
Ameren Corp.	69,712	5,752
CMS Energy Corp.	78,076	5,298
Atmos Energy Corp.	39,442	5,157
NRG Energy Inc.	54,503	4,633
CenterPoint Energy Inc.	167,243	4,566
Alliant Energy Corp.	67,021	3,905
NiSource Inc.	117,154	3,873
Evergy Inc.	60,100	3,554
AES Corp.	185,799	3,183
Pinnacle West Capital Corp.	29,692	2,599
		287,333
Total Common Stocks (Cost $4,576,743)		5,459,981
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.373% (Cost $1,566)	15,665	1,566
Total Investments (99.8%) (Cost $4,578,309)		5,461,547
Other Assets and Liabilities—Net (0.2%)		11,558
Net Assets (100%)		5,473,105
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	20	5,661	72

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/29/25	BANA	3,794	(5.143)	—	—
Johnson Controls International plc	8/29/25	BANA	3,570	(5.143)	—	—
					—	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,576,743)	5,459,981
Affiliated Issuers (Cost $1,566)	1,566
Total Investments in Securities	5,461,547
Investment in Vanguard	150
Cash Collateral Pledged—Futures Contracts	290
Cash Collateral Pledged—Over-the-Counter Swap Contracts	680
Receivables for Accrued Income	11,161
Receivables for Capital Shares Issued	8
Variation Margin Receivable—Futures Contracts	41
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	5,473,877
Liabilities
Due to Custodian	88
Due to Broker	422
Payables for Investment Securities Purchased	30
Payables to Vanguard	232
Total Liabilities	772
Net Assets	5,473,105
At August 31, 2024, net assets consisted of:

Paid-in Capital	4,939,454
Total Distributable Earnings (Loss)	533,651
Net Assets	5,473,105

ETF Shares—Net Assets
Applicable to 27,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,194,715
Net Asset Value Per Share—ETF Shares	$189.59

Institutional Shares—Net Assets
Applicable to 669,518 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	278,390
Net Asset Value Per Share—Institutional Shares	$415.81
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	99,407
Interest[2]	461
Securities Lending—Net	26
Total Income	99,894
Expenses
The Vanguard Group—Note B
Investment Advisory Services	93
Management and Administrative—ETF Shares	3,743
Management and Administrative—Institutional Shares	151
Marketing and Distribution—ETF Shares	217
Marketing and Distribution—Institutional Shares	7
Custodian Fees	51
Auditing Fees	31
Shareholders’ Reports—ETF Shares	118
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	18
Total Expenses	4,432
Net Investment Income	95,462
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	331,987
Futures Contracts	1,688
Swap Contracts	721
Realized Net Gain (Loss)	334,396
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	553,067
Futures Contracts	(78)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	552,989
Net Increase (Decrease) in Net Assets Resulting from Operations	982,847
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $443,000, ($3,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $452,894,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,462	68,345
Realized Net Gain (Loss)	334,396	132,065
Change in Unrealized Appreciation (Depreciation)	552,989	298,885
Net Increase (Decrease) in Net Assets Resulting from Operations	982,847	499,295
Distributions
ETF Shares	(83,826)	(64,844)
Institutional Shares	(4,329)	(3,620)
Total Distributions	(88,155)	(68,464)
Capital Share Transactions
ETF Shares	783,801	350,557
Institutional Shares	56,951	(12,596)
Net Increase (Decrease) from Capital Share Transactions	840,752	337,961
Total Increase (Decrease)	1,735,444	768,792
Net Assets
Beginning of Period	3,737,661	2,968,869
End of Period	5,473,105	3,737,661
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$156.61	$136.61	$146.23	$112.29	$111.46
Investment Operations
Net Investment Income[1]	3.612	2.984	3.029	2.897	2.984
Net Realized and Unrealized Gain (Loss) on Investments	32.730	20.032	(9.703)	33.786	.683
Total from Investment Operations	36.342	23.016	(6.674)	36.683	3.667
Distributions
Dividends from Net Investment Income	(3.362)	(3.016)	(2.946)	(2.743)	(2.837)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.362)	(3.016)	(2.946)	(2.743)	(2.837)
Net Asset Value, End of Period	$189.59	$156.61	$136.61	$146.23	$112.29
Total Return	23.51%	17.15%	-4.63%	33.10%	3.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,195	$3,559	$2,801	$2,351	$1,244
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.05%	2.10%	2.19%	2.66%
Portfolio Turnover Rate[3]	30%	27%	16%	18%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$343.49	$299.63	$320.71	$246.27	$244.40
Investment Operations
Net Investment Income[1]	7.949	6.624	6.731	6.402	6.596
Net Realized and Unrealized Gain (Loss) on Investments	71.826	43.912	(21.295)	74.102	1.491
Total from Investment Operations	79.775	50.536	(14.564)	80.504	8.087
Distributions
Dividends from Net Investment Income	(7.455)	(6.676)	(6.516)	(6.064)	(6.217)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.455)	(6.676)	(6.516)	(6.064)	(6.217)
Net Asset Value, End of Period	$415.81	$343.49	$299.63	$320.71	$246.27
Total Return	23.53%	17.19%	-4.60%	33.14%	3.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$278	$179	$168	$175	$102
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.08%	2.12%	2.22%	2.68%
Portfolio Turnover Rate[3]	30%	27%	16%	18%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

S&P 500 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,459,981	—	—	5,459,981
Temporary Cash Investments	1,566	—	—	1,566
Total	5,461,547	—	—	5,461,547

Derivative Financial Instruments
Assets
Futures Contracts[1]	72	—	—	72
Swap Contracts	—	—	—	—
Total	72	—	—	72
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	452,640
Total Distributable Earnings (Loss)	(452,640)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	21,891
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	876,970
Capital Loss Carryforwards	(365,210)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	533,651
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	88,155	68,464
Long-Term Capital Gains	—	—
Total	88,155	68,464
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,584,577
Gross Unrealized Appreciation	1,018,175
Gross Unrealized Depreciation	(141,205)
Net Unrealized Appreciation (Depreciation)	876,970
16

S&P 500 Value Index Fund
E.  During the year ended August 31, 2024, the fund purchased $1,451,264,000 of investment securities and sold $1,362,592,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,942,485,000 and $1,179,855,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $1,015,194,000 and sales were $581,802,000, resulting in net realized loss of $9,828,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,977,161	11,825	1,346,221	9,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,193,360)	(7,150)	(995,664)	(7,100)
Net Increase (Decrease)—ETF Shares	783,801	4,675	350,557	2,225
Institutional Shares
Issued	90,912	237	38,239	115
Issued in Lieu of Cash Distributions	3,948	11	3,360	11
Redeemed	(37,909)	(98)	(54,195)	(168)
Net Increase (Decrease)—Institutional Shares	56,951	150	(12,596)	(42)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
17

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (12.5%)
	Meta Platforms Inc. Class A	1,077,736	561,835
	Alphabet Inc. Class A	2,768,150	452,260
	Alphabet Inc. Class C	2,302,938	380,238
*	Netflix Inc.	211,940	148,644
	Electronic Arts Inc.	52,625	7,990
*	Charter Communications Inc. Class A	22,164	7,703
*	Live Nation Entertainment Inc.	70,083	6,845
*	Take-Two Interactive Software Inc.	39,051	6,315
			1,571,830
Consumer Discretionary (11.5%)
*	Amazon.com Inc.	2,910,349	519,497
*	Tesla Inc.	1,364,538	292,161
	Home Depot Inc.	180,353	66,460
	Booking Holdings Inc.	16,691	65,249
	McDonald's Corp.	155,974	45,023
	TJX Cos. Inc.	362,005	42,452
*	Chipotle Mexican Grill Inc.	675,395	37,876
	Starbucks Corp.	328,637	31,079
	Marriott International Inc. Class A	117,969	27,686
	DR Horton Inc.	145,755	27,513
	Hilton Worldwide Holdings Inc.	122,973	27,010
	Ross Stores Inc.	164,888	24,834
*	O'Reilly Automotive Inc.	21,116	23,860
	NIKE Inc. Class B	256,178	21,345
*	Royal Caribbean Cruises Ltd.	116,424	19,166
*	AutoZone Inc.	5,860	18,644
*	Lululemon Athletica Inc.	56,332	14,616
	PulteGroup Inc.	103,452	13,619
*	NVR Inc.	1,472	13,502
*	Airbnb Inc. Class A	108,545	12,733
	Lennar Corp. Class A	67,433	12,277
*	Deckers Outdoor Corp.	12,640	12,125
*	Expedia Group Inc.	62,433	8,684
	Yum! Brands Inc.	63,699	8,594
	Garmin Ltd.	40,817	7,481
	Tractor Supply Co.	22,271	5,959
*	Carnival Corp.	352,678	5,819
*	Ulta Beauty Inc.	15,561	5,491
	Darden Restaurants Inc.	30,507	4,825
	Las Vegas Sands Corp.	109,536	4,271
	Pool Corp.	10,765	3,785
*	Norwegian Cruise Line Holdings Ltd.	210,983	3,775
	Wynn Resorts Ltd.	46,447	3,571
*	MGM Resorts International	83,918	3,155
	Domino's Pizza Inc.	6,888	2,853
*	Caesars Entertainment Inc.	61,722	2,323
	Ralph Lauren Corp.	10,586	1,813
*	Etsy Inc.	25,337	1,396
			1,442,522
Consumer Staples (2.8%)
	Costco Wholesale Corp.	91,595	81,737
	Procter & Gamble Co.	452,686	77,654
18

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Coca-Cola Co.	743,641	53,892
	PepsiCo Inc.	243,433	42,085
	Philip Morris International Inc.	282,891	34,878
	Mondelez International Inc. Class A	277,090	19,898
	Colgate-Palmolive Co.	157,336	16,756
*	Monster Beverage Corp.	209,273	9,863
	Church & Dwight Co. Inc.	55,342	5,638
	Hershey Co.	27,602	5,329
	Lamb Weston Holdings Inc.	46,855	2,901
			350,631
Energy (1.4%)
	ConocoPhillips	396,874	45,160
	EOG Resources Inc.	186,536	24,030
	Hess Corp.	135,930	18,766
	Diamondback Energy Inc.	87,704	17,112
	Marathon Petroleum Corp.	95,290	16,878
	ONEOK Inc.	177,945	16,435
	Targa Resources Corp.	109,046	16,019
	Williams Cos. Inc.	233,727	10,698
	Coterra Energy Inc.	241,598	5,878
	APA Corp.	177,074	5,045
	Marathon Oil Corp.	147,028	4,212
			180,233
Financials (5.5%)
	Visa Inc. Class A	510,937	141,208
	Mastercard Inc. Class A	290,711	140,512
	American Express Co.	195,629	50,599
	KKR & Co. Inc.	327,346	40,516
	Progressive Corp.	144,000	36,317
	Blackstone Inc.	253,069	36,027
	S&P Global Inc.	69,255	35,544
	Marsh & McLennan Cos. Inc.	126,038	28,675
*	Fiserv Inc.	149,610	26,122
*	Arch Capital Group Ltd.	183,944	20,802
	Aon plc Class A	54,523	18,741
	Moody's Corp.	36,261	17,686
	Arthur J Gallagher & Co.	54,779	16,027
	CME Group Inc.	63,732	13,750
	MSCI Inc.	22,214	12,897
	Ameriprise Financial Inc.	25,897	11,639
*	Corpay Inc.	34,595	10,916
	Brown & Brown Inc.	90,843	9,550
	Discover Financial Services	66,574	9,235
	Cboe Global Markets Inc.	33,117	6,802
	FactSet Research Systems Inc.	8,834	3,735
			687,300
Health Care (7.7%)
	Eli Lilly & Co.	392,649	376,951
	UnitedHealth Group Inc.	171,980	101,503
	AbbVie Inc.	321,323	63,079
	Merck & Co. Inc.	498,223	59,014
*	Intuitive Surgical Inc.	115,150	56,726
	Thermo Fisher Scientific Inc.	71,315	43,864
*	Vertex Pharmaceuticals Inc.	81,257	40,295
	Stryker Corp.	106,694	38,455
*	Regeneron Pharmaceuticals Inc.	31,314	37,097
*	Boston Scientific Corp.	397,636	32,523
	Zoetis Inc.	123,405	22,644
	HCA Healthcare Inc.	45,790	18,114
	West Pharmaceutical Services Inc.	35,805	11,229
*	IDEXX Laboratories Inc.	22,730	10,941
*	IQVIA Holdings Inc.	34,027	8,559
19

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
*	Dexcom Inc.	119,302	8,272
*	Edwards Lifesciences Corp.	109,664	7,672
	STERIS plc	27,246	6,569
*	Molina Healthcare Inc.	16,994	5,944
*	Mettler-Toledo International Inc.	3,980	5,728
*	Align Technology Inc.	18,925	4,489
*	Cooper Cos. Inc.	41,051	4,340
*	Waters Corp.	10,812	3,745
*	Insulet Corp.	13,088	2,654
*	DaVita Inc.	14,035	2,118
			972,525
Industrials (6.3%)
*	Uber Technologies Inc.	1,027,607	75,149
	Caterpillar Inc.	139,512	49,680
	GE Aerospace	231,463	40,418
	TransDigm Group Inc.	27,538	37,816
	Eaton Corp. plc	121,873	37,407
	Union Pacific Corp.	134,988	34,569
	Parker-Hannifin Corp.	49,301	29,591
	Deere & Co.	72,573	27,994
	Trane Technologies plc	76,792	27,773
	United Rentals Inc.	32,784	24,302
*	Copart Inc.	430,298	22,789
*	Boeing Co.	124,868	21,695
	Automatic Data Processing Inc.	78,492	21,657
	Cintas Corp.	23,367	18,813
	PACCAR Inc.	188,178	18,099
	Waste Management Inc.	84,342	17,884
	Old Dominion Freight Line Inc.	87,624	16,894
	CSX Corp.	480,719	16,474
	WW Grainger Inc.	16,156	15,912
	Illinois Tool Works Inc.	61,435	15,554
	Carrier Global Corp.	197,797	14,396
	Ingersoll Rand Inc.	152,777	13,971
	Quanta Services Inc.	49,704	13,675
	Fortive Corp.	173,135	12,881
*	Axon Enterprise Inc.	34,910	12,741
	Republic Services Inc.	57,399	11,951
*	GE Vernova Inc.	57,954	11,649
	Howmet Aerospace Inc.	110,582	10,689
	Verisk Analytics Inc.	38,616	10,535
*	Builders FirstSource Inc.	60,018	10,443
	Fastenal Co.	140,824	9,616
	AMETEK Inc.	54,616	9,342
	Paychex Inc.	63,036	8,270
	Delta Air Lines Inc.	177,693	7,550
	Otis Worldwide Corp.	77,581	7,346
	Rockwell Automation Inc.	26,877	7,311
	Equifax Inc.	23,730	7,288
	Broadridge Financial Solutions Inc.	33,147	7,056
	Pentair plc	57,181	5,071
	Hubbell Inc. Class B	12,183	4,872
	Masco Corp.	58,470	4,652
	Snap-on Inc.	11,646	3,304
	Expeditors International of Washington Inc.	25,719	3,174
	A O Smith Corp.	37,416	3,133
	Rollins Inc.	59,405	2,981
*	Generac Holdings Inc.	18,202	2,849
*	Dayforce Inc.	42,717	2,442
	Allegion plc	16,359	2,271
	Paycom Software Inc.	10,137	1,650
			793,579
20

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
Information Technology (49.9%)
	Apple Inc.	6,792,640	1,555,515
	Microsoft Corp.	3,502,505	1,461,035
	NVIDIA Corp.	11,592,031	1,383,741
	Broadcom Inc.	2,142,349	348,817
*	Adobe Inc.	220,307	126,547
	Salesforce Inc.	477,633	120,793
*	Advanced Micro Devices Inc.	794,885	118,088
	Oracle Corp.	783,996	110,771
	Intuit Inc.	137,703	86,789
*	ServiceNow Inc.	100,811	86,193
	Applied Materials Inc.	408,612	80,603
*	Palo Alto Networks Inc.	158,880	57,629
	Accenture plc Class A	167,005	57,107
	KLA Corp.	66,253	54,290
	Lam Research Corp.	64,272	52,768
	QUALCOMM Inc.	285,884	50,115
*	Arista Networks Inc.	124,831	44,113
*	Synopsys Inc.	75,002	38,969
*	Cadence Design Systems Inc.	133,851	35,997
	Texas Instruments Inc.	165,684	35,513
	Analog Devices Inc.	143,876	33,788
*	Crowdstrike Holdings Inc. Class A	113,452	31,458
	NXP Semiconductors NV	94,339	24,185
*	Fortinet Inc.	311,807	23,919
	Monolithic Power Systems Inc.	23,948	22,384
	Amphenol Corp. Class A	330,827	22,314
*	Fair Isaac Corp.	12,190	21,092
	Motorola Solutions Inc.	47,611	21,046
*	Gartner Inc.	38,141	18,764
*	Autodesk Inc.	54,677	14,128
	Microchip Technology Inc.	156,790	12,882
	Roper Technologies Inc.	22,627	12,545
*	Tyler Technologies Inc.	20,864	12,265
*	GoDaddy Inc. Class A	69,300	11,601
*	Super Micro Computer Inc.	24,744	10,830
	TE Connectivity Ltd.	58,758	9,025
*	ANSYS Inc.	24,463	7,863
*	ON Semiconductor Corp.	93,102	7,250
*	PTC Inc.	35,337	6,328
	CDW Corp.	27,768	6,266
	NetApp Inc.	37,540	4,532
	Seagate Technology Holdings plc	39,367	3,919
*	VeriSign Inc.	20,459	3,762
*	Akamai Technologies Inc.	35,216	3,586
	Jabil Inc.	32,011	3,498
*	Enphase Energy Inc.	24,737	2,994
*	EPAM Systems Inc.	11,395	2,288
			6,259,905
Materials (1.3%)
	Linde plc	122,938	58,795
	Sherwin-Williams Co.	57,376	21,193
	Ecolab Inc.	63,731	16,135
	Freeport-McMoRan Inc.	353,243	15,642
	Nucor Corp.	74,297	11,287
	Martin Marietta Materials Inc.	20,028	10,698
	Vulcan Materials Co.	41,598	10,200
	Celanese Corp.	49,455	6,459
	Steel Dynamics Inc.	45,801	5,474
	CF Industries Holdings Inc.	48,538	4,033
			159,916
21

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
Real Estate (0.8%)
	American Tower Corp.	94,177	21,101
	Equinix Inc.	21,955	18,318
	Public Storage	32,706	11,242
	Simon Property Group Inc.	59,322	9,927
	Digital Realty Trust Inc.	65,424	9,919
	Iron Mountain Inc.	73,499	8,324
*	CoStar Group Inc.	86,334	6,674
	SBA Communications Corp.	21,109	4,785
	Host Hotels & Resorts Inc.	208,073	3,683
			93,973
Utilities (0.2%)
	Vistra Corp.	160,613	13,721
	Constellation Energy Corp.	69,742	13,718
			27,439
Total Common Stocks (Cost $7,882,903)			12,539,853
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 5.373% (Cost $5,537)	55,382	5,538
Total Investments (100.0%) (Cost $7,888,440)			12,545,391
Other Assets and Liabilities—Net (0.0%)			6,095
Net Assets (100%)			12,551,486
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2024	27	10,597	46
E-mini S&P 500 Index	September 2024	3	849	14
				60
See accompanying Notes, which are an integral part of the Financial Statements.
22

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,882,903)	12,539,853
Affiliated Issuers (Cost $5,537)	5,538
Total Investments in Securities	12,545,391
Investment in Vanguard	340
Cash Collateral Pledged—Futures Contracts	610
Receivables for Accrued Income	5,902
Variation Margin Receivable—Futures Contracts	132
Total Assets	12,552,375
Liabilities
Due to Custodian	330
Payables for Investment Securities Purchased	15
Payables to Vanguard	544
Total Liabilities	889
Net Assets	12,551,486
At August 31, 2024, net assets consisted of:

Paid-in Capital	9,025,081
Total Distributable Earnings (Loss)	3,526,405
Net Assets	12,551,486

ETF Shares—Net Assets
Applicable to 37,290,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,542,281
Net Asset Value Per Share—ETF Shares	$336.34

Institutional Shares—Net Assets
Applicable to 12,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,205
Net Asset Value Per Share—Institutional Shares	$765.10
See accompanying Notes, which are an integral part of the Financial Statements.
23

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	81,913
Interest[2]	788
Securities Lending—Net	2
Total Income	82,703
Expenses
The Vanguard Group—Note B
Investment Advisory Services	203
Management and Administrative—ETF Shares	8,898
Management and Administrative—Institutional Shares	6
Marketing and Distribution—ETF Shares	399
Marketing and Distribution—Institutional Shares	—
Custodian Fees	—
Auditing Fees	34
Shareholders’ Reports—ETF Shares	266
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	6
Other Expenses	18
Total Expenses	9,830
Net Investment Income	72,873
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	183,338
Futures Contracts	3,175
Swap Contracts	(700)
Realized Net Gain (Loss)	185,813
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,385,844
Futures Contracts	(79)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	2,385,765
Net Increase (Decrease) in Net Assets Resulting from Operations	2,644,451
1	Dividends are net of foreign withholding taxes of $44,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $753,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $398,398,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	72,873	81,648
Realized Net Gain (Loss)	185,813	(595,509)
Change in Unrealized Appreciation (Depreciation)	2,385,765	1,461,227
Net Increase (Decrease) in Net Assets Resulting from Operations	2,644,451	947,366
Distributions
ETF Shares	(78,794)	(75,029)
Institutional Shares	(68)	(66)
Total Distributions	(78,862)	(75,095)
Capital Share Transactions
ETF Shares	1,809,150	458,971
Institutional Shares	(146)	388
Net Increase (Decrease) from Capital Share Transactions	1,809,004	459,359
Total Increase (Decrease)	4,374,593	1,331,630
Net Assets
Beginning of Period	8,176,893	6,845,263
End of Period	12,551,486	8,176,893
See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$260.21	$232.26	$283.53	$219.32	$161.81
Investment Operations
Net Investment Income[1]	2.168	2.678	1.923	1.751	2.111
Net Realized and Unrealized Gain (Loss) on Investments	76.359	27.743	(51.406)	64.190	57.589
Total from Investment Operations	78.527	30.421	(49.483)	65.941	59.700
Distributions
Dividends from Net Investment Income	(2.397)	(2.471)	(1.787)	(1.731)	(2.190)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.397)	(2.471)	(1.787)	(1.731)	(2.190)
Net Asset Value, End of Period	$336.34	$260.21	$232.26	$283.53	$219.32
Total Return	30.39%	13.26%	-17.52%	30.26%	37.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,542	$8,170	$6,839	$6,776	$4,485
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.74%	1.16%	0.73%	0.73%	1.20%
Portfolio Turnover Rate[3]	27%	33%	13%	12%	24%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$591.92	$528.34	$644.91	$498.89	$368.04
Investment Operations
Net Investment Income[1]	5.104	6.185	4.203	3.959	4.861
Net Realized and Unrealized Gain (Loss) on Investments	173.644	63.118	(116.631)	146.133	131.012
Total from Investment Operations	178.748	69.303	(112.428)	150.092	135.873
Distributions
Dividends from Net Investment Income	(5.568)	(5.723)	(4.142)	(4.072)	(5.023)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.568)	(5.723)	(4.142)	(4.072)	(5.023)
Net Asset Value, End of Period	$765.10	$591.92	$528.34	$644.91	$498.89
Total Return	30.41%	13.29%	-17.50%	30.29%	37.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$7	$6	$28	$9
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.77%	1.18%	0.68%	0.71%	1.22%
Portfolio Turnover Rate[3]	27%	33%	13%	12%	24%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at August 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
28

S&P 500 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $340,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,539,853	—	—	12,539,853
Rights	—	—	—	—
Temporary Cash Investments	5,538	—	—	5,538
Total	12,545,391	—	—	12,545,391

Derivative Financial Instruments
Assets
Futures Contracts[1]	60	—	—	60
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	398,382
Total Distributable Earnings (Loss)	(398,382)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	12,494
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,652,684
Capital Loss Carryforwards	(1,138,773)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,526,405
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	78,862	75,095
Long-Term Capital Gains	—	—
Total	78,862	75,095
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,892,707
Gross Unrealized Appreciation	4,805,542
Gross Unrealized Depreciation	(152,858)
Net Unrealized Appreciation (Depreciation)	4,652,684
30

S&P 500 Growth Index Fund
E.  During the year ended August 31, 2024, the fund purchased $2,606,801,000 of investment securities and sold $2,604,395,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,679,384,000 and $869,542,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $583,422,000 and sales were $1,027,770,000, resulting in net realized loss of $58,447,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,692,391	8,975	915,745	4,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(883,241)	(3,080)	(456,774)	(2,050)
Net Increase (Decrease)—ETF Shares	1,809,150	5,895	458,971	1,950
Institutional Shares
Issued	115	—	509	—
Issued in Lieu of Cash Distributions	68	—	66	—
Redeemed	(329)	—	(187)	—
Net Increase (Decrease)—Institutional Shares	(146)	—	388	—
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
31

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
32

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P 500 Value Index Fund	93.0%
S&P 500 Growth Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
S&P 500 Value Index Fund	67,657
S&P 500 Growth Index Fund	98,139
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P 500 Value Index Fund	173
S&P 500 Growth Index Fund	270
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
S&P 500 Value Index Fund	703
S&P 500 Growth Index Fund	—

Q18400 102024
33

Financial Statements
For the year ended August 31, 2024
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

Contents
S&P Mid-Cap 400 Index Fund	1
S&P Mid-Cap 400 Value Index Fund	17
S&P Mid-Cap 400 Growth Index Fund	32
Report of Independent Registered Public Accounting Firm	45
Tax information	46

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (1.5%)
	New York Times Co. Class A	212,561	11,676
	TKO Group Holdings Inc. Class A	76,605	9,057
*	Frontier Communications Parent Inc.	290,956	8,380
	Nexstar Media Group Inc. Class A	40,581	6,934
	Warner Music Group Corp. Class A	184,387	5,275
	Iridium Communications Inc.	157,577	4,066
*	ZoomInfo Technologies Inc. Class A	368,760	3,647
	TEGNA Inc.	221,007	3,068
*	Ziff Davis Inc.	59,856	2,925
			55,028
Consumer Discretionary (14.5%)
	Williams-Sonoma Inc.	167,075	22,443
*	Burlington Stores Inc.	83,030	22,272
	Toll Brothers Inc.	135,417	19,510
	Dick's Sporting Goods Inc.	75,696	17,937
*	TopBuild Corp.	41,122	16,162
*	Floor & Decor Holdings Inc. Class A	139,127	15,644
	Service Corp. International	189,313	14,818
	Wingstop Inc.	38,186	14,744
	Texas Roadhouse Inc. Class A	86,836	14,654
*	Light & Wonder Inc.	117,195	12,870
	Murphy USA Inc.	24,509	12,736
	Aramark	341,946	12,526
	Churchill Downs Inc.	86,970	12,086
	Tempur Sealy International Inc.	225,751	11,836
*	Skechers USA Inc. Class A	172,122	11,787
*	Crocs Inc.	78,921	11,536
	H&R Block Inc.	181,409	11,485
	Lithia Motors Inc. Class A	35,629	10,727
*	Duolingo Inc. Class A	48,098	10,224
*	Abercrombie & Fitch Co. Class A	66,450	9,806
	Autoliv Inc.	94,173	9,650
	Gentex Corp.	300,609	9,418
*	Taylor Morrison Home Corp. Class A	137,522	9,259
*	Planet Fitness Inc. Class A	113,821	9,243
	Vail Resorts Inc.	49,374	8,971
	Hyatt Hotels Corp. Class A	58,753	8,926
	Lear Corp.	73,849	8,615
*	Mattel Inc.	447,512	8,494
	Wyndham Hotels & Resorts Inc.	104,814	8,249
*	GameStop Corp. Class A	350,606	8,211
	KB Home	95,640	8,006
	Thor Industries Inc.	69,368	7,440
	PVH Corp.	73,653	7,269
*	Ollie's Bargain Outlet Holdings Inc.	79,741	7,142
	Whirlpool Corp.	71,086	7,129
*	Valvoline Inc.	167,656	7,075
	Brunswick Corp.	87,914	6,950
	Gap Inc.	281,962	6,324
	Harley-Davidson Inc.	159,335	5,966
	Polaris Inc.	69,150	5,854
*	AutoNation Inc.	31,976	5,691
	Macy's Inc.	358,273	5,578
*	Grand Canyon Education Inc.	38,178	5,536
*	Capri Holdings Ltd.	151,771	5,421
*	Five Below Inc.	71,857	5,420
	Boyd Gaming Corp.	87,421	5,247
*	RH	20,059	5,089
*	YETI Holdings Inc.	110,617	4,460
1

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Penske Automotive Group Inc.	25,165	4,281
	Travel + Leisure Co.	92,485	4,093
[1]	Choice Hotels International Inc.	31,015	3,957
	Wendy's Co.	215,624	3,648
*	Visteon Corp.	35,803	3,624
	Graham Holdings Co. Class B	4,513	3,589
	Columbia Sportswear Co.	43,733	3,531
*	Hilton Grand Vacations Inc.	89,150	3,439
*	Goodyear Tire & Rubber Co.	370,878	3,271
	Marriott Vacations Worldwide Corp.	42,612	3,153
	Carter's Inc.	47,343	3,120
	Nordstrom Inc.	126,998	2,837
*	Adient plc	116,545	2,636
*	Under Armour Inc. Class A	247,621	1,904
*	Under Armour Inc. Class C	246,321	1,838
*	Helen of Troy Ltd.	30,913	1,650
			537,007
Consumer Staples (4.4%)
	Casey's General Stores Inc.	48,127	17,437
*	US Foods Holding Corp.	294,087	17,413
*	Performance Food Group Co.	202,316	15,101
*	BJ's Wholesale Club Holdings Inc.	172,873	13,823
*	Sprouts Farmers Market Inc.	130,633	13,592
	Ingredion Inc.	85,365	11,465
*	elf Beauty Inc.	72,171	10,811
*	BellRing Brands Inc.	169,612	9,486
*	Darling Ingredients Inc.	207,790	8,671
	Coca-Cola Consolidated Inc.	6,082	8,164
*	Post Holdings Inc.	65,419	7,574
*	Celsius Holdings Inc.	194,076	7,381
	Flowers Foods Inc.	250,144	5,813
	Lancaster Colony Corp.	26,436	4,514
*	Coty Inc. Class A	473,009	4,437
*	Boston Beer Co. Inc. Class A	11,868	3,225
*	Pilgrim's Pride Corp.	52,194	2,431
			161,338
Energy (5.1%)
	Texas Pacific Land Corp.	24,212	21,038
	Ovintiv Inc.	323,623	13,861
	Chord Energy Corp.	80,846	12,000
[1]	Chesapeake Energy Corp.	144,840	10,789
*	Antero Resources Corp.	379,854	10,252
	Weatherford International plc	95,113	9,981
	DT Midstream Inc.	126,276	9,924
	HF Sinclair Corp.	194,903	9,577
	Permian Resources Corp.	667,842	9,510
	Range Resources Corp.	315,497	9,427
*	Southwestern Energy Co.	1,434,041	9,149
	NOV Inc.	514,346	9,140
	Matador Resources Co.	150,920	8,560
	ChampionX Corp.	247,690	7,711
	Civitas Resources Inc.	119,803	7,347
	Murphy Oil Corp.	188,592	7,031
	Antero Midstream Corp.	444,717	6,613
*	CNX Resources Corp.	198,882	5,503
*	Valaris Ltd.	80,815	4,935
	PBF Energy Inc. Class A	136,940	4,664
			187,012
Financials (16.9%)
	Fidelity National Financial Inc.	337,488	19,898
	Reinsurance Group of America Inc.	85,532	18,882
	Interactive Brokers Group Inc. Class A	139,239	17,946
	RenaissanceRe Holdings Ltd.	68,746	17,516
	Equitable Holdings Inc.	397,430	16,899
	Erie Indemnity Co. Class A	32,427	16,480
	Ally Financial Inc.	355,681	15,362
	East West Bancorp Inc.	180,817	15,201
	Kinsale Capital Group Inc.	28,748	14,118
2

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	220,523	13,220
	Annaly Capital Management Inc.	650,750	13,119
	Unum Group	231,441	12,843
	First Horizon Corp.	710,861	11,793
	Old Republic International Corp.	328,632	11,788
	Primerica Inc.	44,729	11,774
	Stifel Financial Corp.	133,182	11,739
	American Financial Group Inc.	85,032	11,362
	Evercore Inc. Class A	46,062	11,319
	Carlyle Group Inc.	280,725	11,265
	Houlihan Lokey Inc. Class A	68,082	10,663
	Morningstar Inc.	33,897	10,636
	Webster Financial Corp.	222,942	10,574
*	WEX Inc.	54,475	10,406
	Pinnacle Financial Partners Inc.	99,463	9,904
	Commerce Bancshares Inc.	153,275	9,803
	SouthState Corp.	99,055	9,617
	Zions Bancorp NA	191,991	9,515
	Cullen/Frost Bankers Inc.	83,558	9,378
	Voya Financial Inc.	130,958	9,276
	Wintrust Financial Corp.	84,695	9,215
	Prosperity Bancshares Inc.	124,758	9,180
	Essent Group Ltd.	138,727	8,919
	MGIC Investment Corp.	346,700	8,817
	SEI Investments Co.	129,866	8,783
	Synovus Financial Corp.	190,444	8,783
	First American Financial Corp.	134,901	8,607
	Ryan Specialty Holdings Inc. Class A	133,166	8,606
	Old National Bancorp	410,759	8,154
	Starwood Property Trust Inc.	390,436	8,137
	RLI Corp.	52,327	8,064
	Cadence Bank	237,645	7,671
	Affiliated Managers Group Inc.	41,465	7,208
	Selective Insurance Group Inc.	79,096	7,196
	FNB Corp.	468,131	7,013
	Glacier Bancorp Inc.	147,545	6,979
	Hanover Insurance Group Inc.	46,781	6,876
	Columbia Banking System Inc.	272,451	6,860
	United Bankshares Inc.	175,506	6,822
	Home BancShares Inc.	242,440	6,749
	SLM Corp.	285,998	6,309
	Janus Henderson Group plc	167,096	6,284
*	Euronet Worldwide Inc.	56,723	6,121
	First Financial Bankshares Inc.	167,335	6,119
	Hancock Whitney Corp.	112,761	6,059
	Bank OZK	137,322	5,953
	UMB Financial Corp.	57,106	5,916
	FirstCash Holdings Inc.	48,396	5,812
	Western Union Co.	439,086	5,357
	Kemper Corp.	78,825	4,927
	CNO Financial Group Inc.	140,490	4,906
	Valley National Bancorp	555,038	4,818
	Associated Banc-Corp	192,391	4,402
	International Bancshares Corp.	69,402	4,385
*	Texas Capital Bancshares Inc.	60,543	4,070
*	Brighthouse Financial Inc.	80,857	3,711
	New York Community Bancorp Inc.	337,284	3,656
	Federated Hermes Inc. Class B	104,155	3,572
			623,312
Health Care (9.9%)
*	Illumina Inc.	207,124	27,216
*	Avantor Inc.	883,150	22,821
*	BioMarin Pharmaceutical Inc.	246,889	22,519
*	Tenet Healthcare Corp.	127,006	21,063
*	United Therapeutics Corp.	57,672	20,967
*	Sarepta Therapeutics Inc.	122,901	16,687
*	Neurocrine Biosciences Inc.	130,846	16,625
	Encompass Health Corp.	130,914	12,182
	Chemed Corp.	19,685	11,539
3

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Medpace Holdings Inc.	30,610	10,875
*	Globus Medical Inc. Class A	146,422	10,645
*	Halozyme Therapeutics Inc.	165,475	10,566
*	Repligen Corp.	67,570	10,198
*	Penumbra Inc.	50,402	10,197
*	Acadia Healthcare Co. Inc.	120,633	9,883
*	Exelixis Inc.	378,750	9,859
*	Lantheus Holdings Inc.	90,125	9,596
*	Jazz Pharmaceuticals plc	81,971	9,507
*	HealthEquity Inc.	113,166	9,003
*	Cytokinetics Inc.	149,132	8,512
	Bruker Corp.	126,652	8,510
*	Option Care Health Inc.	226,145	7,241
	DENTSPLY SIRONA Inc.	270,180	6,833
*	Masimo Corp.	58,026	6,819
*	Doximity Inc. Class A	159,031	5,849
*	Roivant Sciences Ltd.	440,763	5,391
	Perrigo Co. plc	177,527	5,166
*	Haemonetics Corp.	66,152	5,000
*	Neogen Corp.	255,794	4,412
*	Amedisys Inc.	42,347	4,150
*	Envista Holdings Corp.	222,994	4,072
*	Arrowhead Pharmaceuticals Inc.	161,180	3,841
*	R1 RCM Inc.	256,945	3,625
*	LivaNova plc	70,525	3,554
*	Azenta Inc.	69,972	3,465
*	Enovis Corp.	64,713	3,016
*	Progyny Inc.	107,542	2,526
*	Sotera Health Co.	162,553	2,510
*	QuidelOrtho Corp.	74	3
			366,443
Industrials (21.8%)
	Carlisle Cos. Inc.	61,724	26,159
	Lennox International Inc.	41,685	24,602
	EMCOR Group Inc.	61,094	24,014
	RB Global Inc.	238,857	20,573
	Watsco Inc.	41,617	19,786
	Owens Corning	112,657	19,009
	Graco Inc.	219,825	18,322
	AECOM	176,982	17,723
*	XPO Inc.	151,247	17,336
	Tetra Tech Inc.	69,551	16,535
	Comfort Systems USA Inc.	46,293	16,365
*	Clean Harbors Inc.	65,204	16,034
	Curtiss-Wright Corp.	49,787	15,726
	ITT Inc.	106,958	14,891
	nVent Electric plc	215,760	14,663
	Regal Rexnord Corp.	86,474	14,511
	Lincoln Electric Holdings Inc.	73,973	14,322
*	CACI International Inc. Class A	28,981	14,146
	Advanced Drainage Systems Inc.	88,572	13,885
	Woodward Inc.	79,203	13,199
*	Saia Inc.	34,569	12,992
	Fortune Brands Innovations Inc.	162,608	12,913
	Toro Co.	135,740	12,570
	BWX Technologies Inc.	118,839	12,240
	KBR Inc.	174,531	12,105
	Donaldson Co. Inc.	156,472	11,380
*	RBC Bearings Inc.	37,754	11,245
*	Fluor Corp.	222,557	11,143
	Knight-Swift Transportation Holdings Inc. Class A	210,120	11,006
*	Core & Main Inc. Class A	222,319	10,678
*	FTI Consulting Inc.	45,607	10,413
	Applied Industrial Technologies Inc.	50,195	10,296
	Crane Co.	63,909	10,122
	Acuity Brands Inc.	39,660	10,101
	Simpson Manufacturing Co. Inc.	54,811	10,034
*	Middleby Corp.	69,913	9,831
	UFP Industries Inc.	80,297	9,770
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	WESCO International Inc.	56,835	9,399
	Oshkosh Corp.	85,042	9,177
*	Paylocity Holding Corp.	56,502	9,119
*	Kirby Corp.	75,814	9,092
*	Trex Co. Inc.	141,339	9,009
*	MasTec Inc.	79,019	8,939
	MSA Safety Inc.	48,141	8,792
	Science Applications International Corp.	66,682	8,708
	Flowserve Corp.	171,234	8,541
	Landstar System Inc.	46,503	8,490
	AAON Inc.	88,756	8,477
	Genpact Ltd.	215,355	8,448
	Ryder System Inc.	57,003	8,279
*	GXO Logistics Inc.	155,354	7,775
	Esab Corp.	73,889	7,756
*	ExlService Holdings Inc.	211,309	7,721
	Sensata Technologies Holding plc	196,115	7,560
	Valmont Industries Inc.	26,270	7,507
	AGCO Corp.	80,579	7,336
	Maximus Inc.	79,099	7,298
*	Stericycle Inc.	120,730	7,154
	Exponent Inc.	65,937	7,139
	Timken Co.	84,288	7,125
	Watts Water Technologies Inc. Class A	35,666	7,015
	Hexcel Corp.	108,155	6,845
	MDU Resources Group Inc.	265,348	6,817
*	Chart Industries Inc.	54,708	6,696
	GATX Corp.	46,328	6,537
*	NEXTracker Inc. Class A	159,935	6,505
	Brink's Co.	57,872	6,420
	EnerSys	52,636	5,334
	Terex Corp.	87,668	4,977
	MSC Industrial Direct Co. Inc. Class A	59,184	4,867
	ManpowerGroup Inc.	61,899	4,576
	Concentrix Corp.	60,807	4,575
	Insperity Inc.	46,616	4,381
	Avis Budget Group Inc.	23,601	1,935
			806,961
Information Technology (8.8%)
*	Manhattan Associates Inc.	80,037	21,164
*	Pure Storage Inc. Class A	397,284	20,377
*	Dynatrace Inc.	312,645	15,826
*	Onto Innovation Inc.	64,051	13,657
*	Coherent Corp.	172,442	13,442
	TD SYNNEX Corp.	101,015	12,265
	Universal Display Corp.	56,736	10,991
*	Ciena Corp.	187,984	10,837
*	Cirrus Logic Inc.	70,129	10,217
	MKS Instruments Inc.	82,135	9,793
*	Arrow Electronics Inc.	69,213	9,349
	Cognex Corp.	223,250	9,015
	Littelfuse Inc.	32,228	8,773
*	CommVault Systems Inc.	56,447	8,772
*	Novanta Inc.	46,689	8,557
*	Aspen Technology Inc.	36,249	8,487
*	Lattice Semiconductor Corp.	178,899	8,473
*	Dropbox Inc. Class A	314,347	7,903
*	MACOM Technology Solutions Holdings Inc.	71,301	7,788
*	Kyndryl Holdings Inc.	299,411	7,093
	Vontier Corp.	200,907	7,038
*	Altair Engineering Inc. Class A	74,110	6,697
	Avnet Inc.	117,633	6,491
*	Appfolio Inc. Class A	27,322	6,338
*	Rambus Inc.	140,293	6,274
*	Qualys Inc.	48,080	6,018
*	ASGN Inc.	59,759	5,746
	Belden Inc.	52,959	5,682
	Dolby Laboratories Inc. Class A	77,801	5,552
*	Lumentum Holdings Inc.	88,048	5,073
5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Power Integrations Inc.	73,951	4,962
*	Silicon Laboratories Inc.	41,433	4,904
	Amkor Technology Inc.	134,190	4,415
*	Blackbaud Inc.	52,455	4,385
*	Synaptics Inc.	51,256	4,173
	Crane NXT Co.	63,016	3,702
*	Teradata Corp.	125,492	3,544
	Vishay Intertechnology Inc.	163,034	3,285
*	Allegro MicroSystems Inc.	125,095	3,069
*	IPG Photonics Corp.	37,186	2,542
*	Wolfspeed Inc.	121,038	1,180
			323,849
Materials (6.5%)
	Reliance Inc.	74,669	21,404
	RPM International Inc.	167,404	19,461
	Crown Holdings Inc.	155,143	14,026
	AptarGroup Inc.	86,159	13,199
	Royal Gold Inc.	85,471	11,980
	Graphic Packaging Holding Co.	399,520	11,958
	Eagle Materials Inc.	44,787	11,544
	United States Steel Corp.	290,913	11,028
*	Axalta Coating Systems Ltd.	286,866	10,471
	Alcoa Corp.	320,680	10,294
	Berry Global Group Inc.	148,760	10,244
*	Cleveland-Cliffs Inc.	618,393	8,076
	Commercial Metals Co.	150,506	8,066
	Louisiana-Pacific Corp.	82,971	8,052
	Cabot Corp.	71,891	7,556
	Sonoco Products Co.	127,851	7,233
	Olin Corp.	155,395	6,786
	Westlake Corp.	41,842	6,085
	Ashland Inc.	65,259	5,841
	Avient Corp.	118,804	5,837
*	Knife River Corp.	73,706	5,813
	Silgan Holdings Inc.	105,668	5,523
	NewMarket Corp.	8,964	5,143
	Scotts Miracle-Gro Co.	54,544	3,872
	Chemours Co.	193,219	3,756
*	Arcadium Lithium plc	1,339,468	3,630
*,1	MP Materials Corp.	173,853	2,243
	Greif Inc. Class A	33,405	2,088
			241,209
Real Estate (7.5%)
	Gaming & Leisure Properties Inc.	353,058	18,366
	Equity LifeStyle Properties Inc.	242,508	17,633
	WP Carey Inc.	284,561	17,079
	American Homes 4 Rent Class A	418,435	16,641
*	Jones Lang LaSalle Inc.	61,835	15,782
	CubeSmart	292,516	15,161
	Rexford Industrial Realty Inc.	282,641	14,392
	Lamar Advertising Co. Class A	114,187	14,362
	Omega Healthcare Investors Inc.	321,333	12,706
	EastGroup Properties Inc.	62,493	11,649
	NNN REIT Inc.	238,435	11,204
	Brixmor Property Group Inc.	391,798	10,731
	First Industrial Realty Trust Inc.	172,080	9,762
	STAG Industrial Inc.	236,763	9,608
	Agree Realty Corp.	130,550	9,531
	Healthcare Realty Trust Inc. Class A	492,334	8,764
	Kite Realty Group Trust	285,712	7,451
	Vornado Realty Trust	208,190	7,156
	Independence Realty Trust Inc.	292,448	6,077
	Cousins Properties Inc.	197,995	5,645
	Rayonier Inc.	178,344	5,495
	Sabra Health Care REIT Inc.	300,437	5,119
	Kilroy Realty Corp.	138,596	5,027
	EPR Properties	98,205	4,662
	PotlatchDeltic Corp.	103,179	4,484
	COPT Defense Properties	145,872	4,346
6

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
National Storage Affiliates Trust	90,455	4,228
Park Hotels & Resorts Inc.	273,307	4,176
		277,237
Utilities (2.6%)
Essential Utilities Inc.	327,287	12,761
OGE Energy Corp.	260,992	10,325
National Fuel Gas Co.	119,601	7,147
UGI Corp.	272,780	6,795
IDACORP Inc.	65,978	6,724
Portland General Electric Co.	134,105	6,452
New Jersey Resources Corp.	128,650	5,958
Southwest Gas Holdings Inc.	78,135	5,682
Black Hills Corp.	89,787	5,308
Ormat Technologies Inc.	69,790	5,201
ONE Gas Inc.	73,675	5,079
Spire Inc.	74,948	4,944
TXNM Energy Inc.	117,059	4,797
ALLETE Inc.	74,878	4,759
Northwestern Energy Group Inc.	79,529	4,326
		96,258
Total Common Stocks (Cost $2,747,322)		3,675,654
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund, 5.373% (Cost $23,780)	237,832	23,781
Total Investments (100.2%) (Cost $2,771,102)		3,699,435
Other Assets and Liabilities—Net (-0.2%)		(5,856)
Net Assets (100%)		3,693,579
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,893,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,206,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2024	54	16,730	288

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/29/25	BANA	410	(5.320)	—	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,747,322)	3,675,654
Affiliated Issuers (Cost $23,780)	23,781
Total Investments in Securities	3,699,435
Investment in Vanguard	101
Cash	41
Cash Collateral Pledged—Futures Contracts	950
Receivables for Accrued Income	2,564
Receivables for Capital Shares Issued	204
Variation Margin Receivable—Futures Contracts	114
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	3,703,409
Liabilities
Due to Broker	382
Payables for Investment Securities Purchased	52
Collateral for Securities on Loan	9,206
Payables for Capital Shares Redeemed	44
Payables to Vanguard	146
Total Liabilities	9,830
Net Assets	3,693,579
1 Includes $8,893,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	3,242,472
Total Distributable Earnings (Loss)	451,107
Net Assets	3,693,579

ETF Shares—Net Assets
Applicable to 21,137,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,214,014
Net Asset Value Per Share—ETF Shares	$104.74

Institutional Shares—Net Assets
Applicable to 3,540,942 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,479,565
Net Asset Value Per Share—Institutional Shares	$417.85
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	50,296
Interest[2]	348
Securities Lending—Net	143
Total Income	50,787
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative—ETF Shares	1,575
Management and Administrative—Institutional Shares	999
Marketing and Distribution—ETF Shares	93
Marketing and Distribution—Institutional Shares	39
Custodian Fees	77
Auditing Fees	31
Shareholders’ Reports—ETF Shares	67
Shareholders’ Reports—Institutional Shares	13
Trustees’ Fees and Expenses	2
Other Expenses	18
Total Expenses	2,977
Net Investment Income	47,810
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	75,828
Futures Contracts	1,262
Swap Contracts	(1,753)
Realized Net Gain (Loss)	75,337
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	447,866
Futures Contracts	19
Swap Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	447,884
Net Increase (Decrease) in Net Assets Resulting from Operations	571,031
1	Dividends are net of foreign withholding taxes of less than $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $330,000, $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $209,619,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	47,810	43,472
Realized Net Gain (Loss)	75,337	33,896
Change in Unrealized Appreciation (Depreciation)	447,884	217,655
Net Increase (Decrease) in Net Assets Resulting from Operations	571,031	295,023
Distributions
ETF Shares	(25,118)	(23,449)
Institutional Shares	(20,024)	(21,631)
Total Distributions	(45,142)	(45,080)
Capital Share Transactions
ETF Shares	262,912	110,037
Institutional Shares	(233,458)	42,807
Net Increase (Decrease) from Capital Share Transactions	29,454	152,844
Total Increase (Decrease)	555,343	402,787
Net Assets
Beginning of Period	3,138,236	2,735,449
End of Period	3,693,579	3,138,236
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$89.50	$82.25	$93.08	$65.16	$63.59
Investment Operations
Net Investment Income[2]	1.377	1.267	1.247	.998	.980
Net Realized and Unrealized Gain (Loss) on Investments	15.159	7.301	(10.928)	27.898	1.607
Total from Investment Operations	16.536	8.568	(9.681)	28.896	2.587
Distributions
Dividends from Net Investment Income	(1.296)	(1.318)	(1.149)	(.976)	(1.017)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.296)	(1.318)	(1.149)	(.976)	(1.017)
Net Asset Value, End of Period	$104.74	$89.50	$82.25	$93.08	$65.16
Total Return	18.65%	10.60%	-10.47%	44.65%	4.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,214	$1,647	$1,411	$1,476	$890
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.50%	1.41%	1.21%	1.57%
Portfolio Turnover Rate[4]	19%	14%	11%	16%	17%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$357.01	$328.11	$371.30	$259.90	$253.60
Investment Operations
Net Investment Income[1]	5.573	5.108	5.037	4.038	3.959
Net Realized and Unrealized Gain (Loss) on Investments	60.504	29.113	(43.574)	111.307	6.384
Total from Investment Operations	66.077	34.221	(38.537)	115.345	10.343
Distributions
Dividends from Net Investment Income	(5.237)	(5.321)	(4.653)	(3.945)	(4.043)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.237)	(5.321)	(4.653)	(3.945)	(4.043)
Net Asset Value, End of Period	$417.85	$357.01	$328.11	$371.30	$259.90
Total Return	18.68%	10.64%	-10.43%	44.69%	4.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,480	$1,491	$1,325	$1,396	$1,164
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.51%	1.43%	1.24%	1.59%
Portfolio Turnover Rate[3]	19%	14%	11%	16%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

S&P Mid-Cap 400 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $101,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,675,654	—	—	3,675,654
Temporary Cash Investments	23,781	—	—	23,781
Total	3,699,435	—	—	3,699,435

Derivative Financial Instruments
Assets
Futures Contracts[1]	288	—	—	288
Swap Contracts	—	—	—	—
Total	288	—	—	288
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	209,492
Total Distributable Earnings (Loss)	(209,492)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	7,417
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	921,292
Capital Loss Carryforwards	(477,602)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	451,107
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	45,142	45,080
Long-Term Capital Gains	—	—
Total	45,142	45,080
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,778,143
Gross Unrealized Appreciation	1,082,896
Gross Unrealized Depreciation	(161,604)
Net Unrealized Appreciation (Depreciation)	921,292
15

S&P Mid-Cap 400 Index Fund
E.  During the year ended August 31, 2024, the fund purchased $629,379,000 of investment securities and sold $838,406,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $594,078,000 and $345,711,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $148,087,000 and sales were $122,018,000, resulting in net realized loss of $74,448,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	614,699	6,460	469,310	5,675
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(351,787)	(3,725)	(359,273)	(4,425)
Net Increase (Decrease)—ETF Shares	262,912	2,735	110,037	1,250
Institutional Shares
Issued	200,638	514	218,125	652
Issued in Lieu of Cash Distributions	18,304	49	20,276	64
Redeemed	(452,400)	(1,199)	(195,594)	(576)
Net Increase (Decrease)—Institutional Shares	(233,458)	(636)	42,807	140
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
16

S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (1.8%)
*	Frontier Communications Parent Inc.	169,658	4,886
	Nexstar Media Group Inc. Class A	23,654	4,042
	TKO Group Holdings Inc. Class A	25,465	3,011
	TEGNA Inc.	128,631	1,785
*	Ziff Davis Inc.	34,984	1,710
*	ZoomInfo Technologies Inc. Class A	144,403	1,428
	Iridium Communications Inc.	46,047	1,188
	Warner Music Group Corp. Class A	24,710	707
			18,757
Consumer Discretionary (10.7%)
	Aramark	199,460	7,306
*	Taylor Morrison Home Corp. Class A	80,215	5,401
*	Burlington Stores Inc.	19,375	5,197
	Lear Corp.	43,070	5,024
	Dick's Sporting Goods Inc.	20,755	4,918
*	GameStop Corp. Class A	204,355	4,786
	Thor Industries Inc.	40,444	4,338
	Lithia Motors Inc. Class A	14,285	4,301
	PVH Corp.	42,935	4,237
	Service Corp. International	54,113	4,236
	Whirlpool Corp.	41,438	4,156
	Gap Inc.	164,305	3,685
	Harley-Davidson Inc.	92,832	3,476
	Polaris Inc.	40,290	3,411
*	AutoNation Inc.	18,629	3,316
	Macy's Inc.	208,687	3,249
*	Mattel Inc.	146,146	2,774
	Penske Automotive Group Inc.	14,709	2,502
	KB Home	27,884	2,334
	Autoliv Inc.	21,971	2,251
	Graham Holdings Co. Class B	2,635	2,095
	Gentex Corp.	63,122	1,978
*	Goodyear Tire & Rubber Co.	215,914	1,904
	Marriott Vacations Worldwide Corp.	24,802	1,835
	Carter's Inc.	27,681	1,824
	Vail Resorts Inc.	9,790	1,779
	Nordstrom Inc.	74,291	1,660
*	Capri Holdings Ltd.	45,970	1,642
	Wyndham Hotels & Resorts Inc.	20,777	1,635
*	RH	6,427	1,631
	Brunswick Corp.	19,986	1,580
*	Adient plc	68,124	1,541
[1]	Choice Hotels International Inc.	9,242	1,179
*	Visteon Corp.	11,511	1,165
*	Under Armour Inc. Class A	141,828	1,091
*	Under Armour Inc. Class C	146,214	1,091
	Columbia Sportswear Co.	13,290	1,073
	Wendy's Co.	57,968	981
*	Helen of Troy Ltd.	18,058	964
*	YETI Holdings Inc.	23,273	938
*	Hilton Grand Vacations Inc.	19,733	761
	Travel + Leisure Co.	16,223	718
			111,963
Consumer Staples (5.3%)
*	US Foods Holding Corp.	171,556	10,158
*	Performance Food Group Co.	118,019	8,809
*	BJ's Wholesale Club Holdings Inc.	100,841	8,063
*	Darling Ingredients Inc.	121,182	5,057
*	Sprouts Farmers Market Inc.	44,961	4,678
17

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Post Holdings Inc.	38,139	4,415
	Ingredion Inc.	31,865	4,280
	Flowers Foods Inc.	145,725	3,387
*	BellRing Brands Inc.	46,494	2,600
*	Pilgrim's Pride Corp.	30,550	1,423
	Lancaster Colony Corp.	8,033	1,372
*	Boston Beer Co. Inc. Class A	3,745	1,018
			55,260
Energy (3.6%)
[1]	Chesapeake Energy Corp.	84,482	6,293
*	Antero Resources Corp.	221,582	5,981
	HF Sinclair Corp.	113,675	5,586
	NOV Inc.	299,987	5,331
	Texas Pacific Land Corp.	4,661	4,050
	PBF Energy Inc. Class A	80,031	2,726
	Murphy Oil Corp.	62,661	2,336
	DT Midstream Inc.	27,251	2,142
	Antero Midstream Corp.	108,841	1,618
	ChampionX Corp.	47,653	1,483
			37,546
Financials (24.7%)
	Fidelity National Financial Inc.	196,871	11,607
	Reinsurance Group of America Inc.	49,899	11,016
	Ally Financial Inc.	207,493	8,962
	Jefferies Financial Group Inc.	128,657	7,713
	Annaly Capital Management Inc.	379,550	7,652
	Unum Group	135,017	7,492
	First Horizon Corp.	414,763	6,881
	Old Republic International Corp.	191,737	6,878
	Stifel Financial Corp.	77,706	6,849
	American Financial Group Inc.	49,614	6,629
	Webster Financial Corp.	130,061	6,169
	SouthState Corp.	57,780	5,610
	Zions Bancorp NA	111,986	5,550
	Wintrust Financial Corp.	49,396	5,374
	Prosperity Bancshares Inc.	72,763	5,354
	Essent Group Ltd.	80,904	5,201
	Synovus Financial Corp.	111,065	5,122
	First American Financial Corp.	78,667	5,019
	Old National Bancorp	239,499	4,754
	Starwood Property Trust Inc.	227,653	4,744
	Equitable Holdings Inc.	108,982	4,634
	RenaissanceRe Holdings Ltd.	18,047	4,598
	Cadence Bank	138,551	4,472
	Interactive Brokers Group Inc. Class A	33,306	4,293
	Affiliated Managers Group Inc.	24,167	4,201
	FNB Corp.	272,850	4,087
	East West Bancorp Inc.	48,545	4,081
	Glacier Bancorp Inc.	85,997	4,068
	Erie Indemnity Co. Class A	7,946	4,038
	Hanover Insurance Group Inc.	27,260	4,007
	Columbia Banking System Inc.	158,798	3,999
	United Bankshares Inc.	102,292	3,976
	Home BancShares Inc.	141,296	3,934
	Janus Henderson Group plc	97,360	3,662
	UMB Financial Corp.	33,272	3,447
	Carlyle Group Inc.	85,158	3,417
	Pinnacle Financial Partners Inc.	34,228	3,408
	Commerce Bancshares Inc.	52,748	3,374
	Voya Financial Inc.	45,825	3,246
	MGIC Investment Corp.	125,357	3,188
	Cullen/Frost Bankers Inc.	28,265	3,172
	Western Union Co.	256,603	3,131
	Kemper Corp.	45,894	2,869
	CNO Financial Group Inc.	82,108	2,867
	Valley National Bancorp	324,388	2,816
	Associated Banc-Corp	112,438	2,573
	SEI Investments Co.	37,867	2,561
*	Texas Capital Bancshares Inc.	35,383	2,378
18

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	SLM Corp.	99,984	2,206
*	Brighthouse Financial Inc.	47,106	2,162
	First Financial Bankshares Inc.	58,501	2,139
	New York Community Bancorp Inc.	197,110	2,137
	Federated Hermes Inc. Class B	60,874	2,088
	Evercore Inc. Class A	8,332	2,047
	Selective Insurance Group Inc.	20,748	1,888
	Hancock Whitney Corp.	31,537	1,694
	Bank OZK	38,404	1,665
	RLI Corp.	10,677	1,645
*	Euronet Worldwide Inc.	15,203	1,641
	International Bancshares Corp.	23,117	1,460
			257,845
Health Care (9.6%)
*	Illumina Inc.	120,818	15,875
*	Tenet Healthcare Corp.	74,086	12,286
*	Avantor Inc.	298,802	7,721
*	United Therapeutics Corp.	18,502	6,726
*	Globus Medical Inc. Class A	85,419	6,210
*	BioMarin Pharmaceutical Inc.	63,365	5,780
	DENTSPLY SIRONA Inc.	157,473	3,983
	Encompass Health Corp.	41,999	3,908
*	Jazz Pharmaceuticals plc	27,731	3,216
	Perrigo Co. plc	103,389	3,009
*	Cytokinetics Inc.	47,828	2,730
	Chemed Corp.	4,593	2,692
*	Neogen Corp.	149,496	2,579
*	HealthEquity Inc.	32,336	2,573
*	Envista Holdings Corp.	130,341	2,380
*	R1 RCM Inc.	150,162	2,119
	Bruker Corp.	29,540	1,985
*	Sarepta Therapeutics Inc.	14,338	1,947
*	Option Care Health Inc.	59,322	1,899
*	Enovis Corp.	37,856	1,764
*	Doximity Inc. Class A	46,326	1,704
*	Masimo Corp.	12,852	1,510
*	Amedisys Inc.	14,355	1,407
*	LivaNova plc	25,874	1,304
*	Roivant Sciences Ltd.	97,543	1,193
*	Haemonetics Corp.	15,407	1,164
*	Azenta Inc.	14,724	729
			100,393
Industrials (14.1%)
	Regal Rexnord Corp.	50,450	8,466
*	Fluor Corp.	129,837	6,501
	Knight-Swift Transportation Holdings Inc. Class A	122,571	6,420
	AECOM	55,752	5,583
	WESCO International Inc.	33,153	5,483
*	XPO Inc.	46,761	5,360
	Oshkosh Corp.	49,602	5,353
*	MasTec Inc.	46,082	5,213
*	CACI International Inc. Class A	10,654	5,200
	Genpact Ltd.	125,581	4,927
	Ryder System Inc.	33,242	4,828
	Fortune Brands Innovations Inc.	56,918	4,520
	Sensata Technologies Holding plc	114,325	4,407
	Valmont Industries Inc.	15,314	4,376
	AGCO Corp.	46,973	4,276
*	Stericycle Inc.	70,371	4,170
	MDU Resources Group Inc.	154,637	3,973
	KBR Inc.	54,993	3,814
	Toro Co.	41,176	3,813
	Science Applications International Corp.	25,276	3,301
	Curtiss-Wright Corp.	10,166	3,211
*	Kirby Corp.	25,645	3,075
	Acuity Brands Inc.	11,334	2,887
*	Middleby Corp.	20,390	2,867
	Donaldson Co. Inc.	39,256	2,855
	Flowserve Corp.	54,918	2,739
19

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Core & Main Inc. Class A	55,773	2,679
	ManpowerGroup Inc.	36,179	2,674
	Concentrix Corp.	35,535	2,673
	Timken Co.	29,969	2,533
	GATX Corp.	17,010	2,400
	Exponent Inc.	18,831	2,039
	Hexcel Corp.	32,148	2,035
*	ExlService Holdings Inc.	52,975	1,936
	EnerSys	17,472	1,770
*	GXO Logistics Inc.	33,514	1,677
	Landstar System Inc.	8,679	1,585
	MSC Industrial Direct Co. Inc. Class A	15,910	1,309
	Insperity Inc.	13,565	1,275
	Terex Corp.	22,458	1,275
	Maximus Inc.	12,449	1,149
			146,627
Information Technology (7.1%)
*	Coherent Corp.	100,599	7,842
	TD SYNNEX Corp.	58,941	7,157
*	Arrow Electronics Inc.	40,372	5,454
*	Kyndryl Holdings Inc.	174,517	4,134
	Avnet Inc.	68,547	3,782
*	Ciena Corp.	64,706	3,730
*	ASGN Inc.	34,811	3,347
	Belden Inc.	30,851	3,310
*	Lumentum Holdings Inc.	51,270	2,954
	Cognex Corp.	72,908	2,944
	MKS Instruments Inc.	24,432	2,913
	Amkor Technology Inc.	78,414	2,580
*	Cirrus Logic Inc.	17,590	2,563
*	Aspen Technology Inc.	10,567	2,474
	Crane NXT Co.	36,828	2,164
*	Novanta Inc.	11,433	2,095
*	CommVault Systems Inc.	13,167	2,046
	Vishay Intertechnology Inc.	94,908	1,912
*	MACOM Technology Solutions Holdings Inc.	15,378	1,680
	Littelfuse Inc.	5,639	1,535
	Power Integrations Inc.	21,525	1,444
*	Synaptics Inc.	17,674	1,439
	Dolby Laboratories Inc. Class A	19,485	1,390
*	Allegro MicroSystems Inc.	47,313	1,161
*	Blackbaud Inc.	11,650	974
*	IPG Photonics Corp.	11,977	819
*	Wolfspeed Inc.	50,609	493
			74,336
Materials (7.5%)
	Graphic Packaging Holding Co.	233,061	6,975
	United States Steel Corp.	169,683	6,433
	Alcoa Corp.	187,053	6,004
	Berry Global Group Inc.	86,764	5,975
	RPM International Inc.	44,922	5,222
*	Cleveland-Cliffs Inc.	360,614	4,710
	Commercial Metals Co.	87,756	4,703
	Crown Holdings Inc.	47,960	4,336
	Sonoco Products Co.	74,520	4,216
	Ashland Inc.	38,018	3,403
	Avient Corp.	69,210	3,400
	Royal Gold Inc.	23,929	3,354
	Silgan Holdings Inc.	61,546	3,217
	AptarGroup Inc.	20,605	3,156
	Olin Corp.	53,437	2,334
	Chemours Co.	112,926	2,195
	Louisiana-Pacific Corp.	16,932	1,643
	Cabot Corp.	13,830	1,454
	Scotts Miracle-Gro Co.	19,764	1,403
	Greif Inc. Class A	19,559	1,223
*	Knife River Corp.	12,452	982
*	Arcadium Lithium plc	305,357	827
20

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	MP Materials Corp.	60,964	786
			77,951
Real Estate (10.2%)
	WP Carey Inc.	165,964	9,961
*	Jones Lang LaSalle Inc.	36,071	9,206
	Gaming & Leisure Properties Inc.	117,372	6,106
	Agree Realty Corp.	76,143	5,559
	Rexford Industrial Realty Inc.	100,570	5,121
	Healthcare Realty Trust Inc. Class A	287,100	5,110
	Omega Healthcare Investors Inc.	110,572	4,372
	Kite Realty Group Trust	166,556	4,344
	Vornado Realty Trust	121,353	4,171
	NNN REIT Inc.	87,608	4,117
	CubeSmart	76,781	3,980
	American Homes 4 Rent Class A	97,627	3,883
	Equity LifeStyle Properties Inc.	50,920	3,702
	Independence Realty Trust Inc.	170,395	3,541
	Lamar Advertising Co. Class A	27,975	3,519
	Brixmor Property Group Inc.	127,969	3,505
	Cousins Properties Inc.	115,335	3,288
	Sabra Health Care REIT Inc.	175,574	2,992
	First Industrial Realty Trust Inc.	52,193	2,961
	Kilroy Realty Corp.	81,004	2,938
	STAG Industrial Inc.	69,047	2,802
	PotlatchDeltic Corp.	60,301	2,621
	EastGroup Properties Inc.	13,852	2,582
	Rayonier Inc.	64,405	1,984
	COPT Defense Properties	52,003	1,549
	National Storage Affiliates Trust	26,958	1,260
	EPR Properties	21,809	1,035
			106,209
Utilities (4.9%)
	OGE Energy Corp.	152,103	6,017
	National Fuel Gas Co.	69,714	4,166
	UGI Corp.	158,984	3,960
	Essential Utilities Inc.	99,245	3,870
	Portland General Electric Co.	78,142	3,759
	New Jersey Resources Corp.	74,950	3,471
	Southwest Gas Holdings Inc.	45,659	3,320
	Black Hills Corp.	52,281	3,091
	Ormat Technologies Inc.	40,785	3,040
	ONE Gas Inc.	42,904	2,958
	Spire Inc.	43,798	2,889
	TXNM Energy Inc.	68,411	2,804
	ALLETE Inc.	43,755	2,781
	Northwestern Energy Group Inc.	46,481	2,528
	IDACORP Inc.	23,454	2,390
			51,044
Total Common Stocks (Cost $888,331)			1,037,931
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.373% (Cost $5,950)	59,509	5,950
Total Investments (100.1%) (Cost $894,281)			1,043,881
Other Assets and Liabilities—Net (-0.1%)			(1,200)
Net Assets (100%)			1,042,681
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,412,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,467,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
21

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2024	9	2,788	59

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lithia Motors Inc. Class A	1/31/25	CITNA	1,796	(5.335)	157	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
22

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $888,331)	1,037,931
Affiliated Issuers (Cost $5,950)	5,950
Total Investments in Securities	1,043,881
Investment in Vanguard	29
Cash	49
Cash Collateral Pledged—Futures Contracts	140
Receivables for Accrued Income	873
Receivables for Capital Shares Issued	148
Variation Margin Receivable—Futures Contracts	17
Unrealized Appreciation—Over-the-Counter Swap Contracts	157
Total Assets	1,045,294
Liabilities
Payables for Investment Securities Purchased	59
Collateral for Securities on Loan	2,467
Payables for Capital Shares Redeemed	23
Payables to Vanguard	64
Total Liabilities	2,613
Net Assets	1,042,681
1 Includes $2,412,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,174,834
Total Distributable Earnings (Loss)	(132,153)
Net Assets	1,042,681

ETF Shares—Net Assets
Applicable to 9,705,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	919,262
Net Asset Value Per Share—ETF Shares	$94.72

Institutional Shares—Net Assets
Applicable to 324,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	123,419
Net Asset Value Per Share—Institutional Shares	$380.08
See accompanying Notes, which are an integral part of the Financial Statements.
23

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends	18,656
Interest[1]	174
Securities Lending—Net	77
Total Income	18,907
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative—ETF Shares	1,089
Management and Administrative—Institutional Shares	74
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	3
Custodian Fees	23
Auditing Fees	31
Shareholders’ Reports—ETF Shares	40
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	1,340
Net Investment Income	17,567
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	22,221
Futures Contracts	174
Swap Contracts	(1,599)
Realized Net Gain (Loss)	20,796
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	113,146
Futures Contracts	46
Swap Contracts	287
Change in Unrealized Appreciation (Depreciation)	113,479
Net Increase (Decrease) in Net Assets Resulting from Operations	151,842
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $169,000, $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $74,282,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,567	15,431
Realized Net Gain (Loss)	20,796	21,258
Change in Unrealized Appreciation (Depreciation)	113,479	31,192
Net Increase (Decrease) in Net Assets Resulting from Operations	151,842	67,881
Distributions
ETF Shares	(13,008)	(14,943)
Institutional Shares	(1,689)	(1,578)
Total Distributions	(14,697)	(16,521)
Capital Share Transactions
ETF Shares	(14,499)	(39,235)
Institutional Shares	8,975	13,348
Net Increase (Decrease) from Capital Share Transactions	(5,524)	(25,887)
Total Increase (Decrease)	131,621	25,473
Net Assets
Beginning of Period	911,060	885,587
End of Period	1,042,681	911,060
See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$82.68	$76.82	$82.65	$54.80	$58.77
Investment Operations
Net Investment Income[2]	1.575	1.383	1.442	1.244	1.212
Net Realized and Unrealized Gain (Loss) on Investments	11.794	5.987	(5.769)	28.198	(4.044)
Total from Investment Operations	13.369	7.370	(4.327)	29.442	(2.832)
Distributions
Dividends from Net Investment Income	(1.329)	(1.510)	(1.503)	(1.592)	(1.138)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.329)	(1.510)	(1.503)	(1.592)	(1.138)
Net Asset Value, End of Period	$94.72	$82.68	$76.82	$82.65	$54.80
Total Return	16.34%	9.79%	-5.34%	54.51%	-5.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$919	$812	$807	$822	$501
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.75%	1.79%	1.72%	2.13%
Portfolio Turnover Rate[3]	41%	43%	33%	36%	51%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$331.78	$308.23	$331.49	$219.78	$235.62
Investment Operations
Net Investment Income[1]	6.508	5.762	6.147	5.090	5.011
Net Realized and Unrealized Gain (Loss) on Investments	47.369	24.063	(23.292)	113.153	(16.157)
Total from Investment Operations	53.877	29.825	(17.145)	118.243	(11.146)
Distributions
Dividends from Net Investment Income	(5.577)	(6.275)	(6.115)	(6.533)	(4.694)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.577)	(6.275)	(6.115)	(6.533)	(4.694)
Net Asset Value, End of Period	$380.08	$331.78	$308.23	$331.49	$219.78
Total Return	16.39%	9.88%	-5.23%	54.62%	-5.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$123	$99	$79	$162	$160
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.81%	1.90%	1.79%	2.21%
Portfolio Turnover Rate[2]	41%	43%	33%	36%	51%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
28

S&P Mid-Cap 400 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $29,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,037,931	—	—	1,037,931
Temporary Cash Investments	5,950	—	—	5,950
Total	1,043,881	—	—	1,043,881

Derivative Financial Instruments
Assets
Futures Contracts[1]	59	—	—	59
Swap Contracts	—	157	—	157
Total	59	157	—	216
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	74,161
Total Distributable Earnings (Loss)	(74,161)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	9,746
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	147,775
Capital Loss Carryforwards	(289,674)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(132,153)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	14,697	16,521
Long-Term Capital Gains	—	—
Total	14,697	16,521
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	896,106
Gross Unrealized Appreciation	201,862
Gross Unrealized Depreciation	(54,087)
Net Unrealized Appreciation (Depreciation)	147,775
30

S&P Mid-Cap 400 Value Index Fund
E.  During the year ended August 31, 2024, the fund purchased $399,726,000 of investment securities and sold $389,324,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $230,083,000 and $242,779,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $275,546,000 and sales were $164,717,000, resulting in net realized loss of $28,161,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	230,105	2,705	329,721	4,150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(244,604)	(2,825)	(368,956)	(4,825)
Net Increase (Decrease)—ETF Shares	(14,499)	(120)	(39,235)	(675)
Institutional Shares
Issued	22,338	67	28,150	88
Issued in Lieu of Cash Distributions	1,530	4	1,399	5
Redeemed	(14,893)	(43)	(16,201)	(52)
Net Increase (Decrease)—Institutional Shares	8,975	28	13,348	41
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
31

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (1.2%)
	New York Times Co. Class A	138,045	7,583
	Warner Music Group Corp. Class A	92,042	2,633
	TKO Group Holdings Inc. Class A	21,382	2,528
	Iridium Communications Inc.	51,259	1,323
*	ZoomInfo Technologies Inc. Class A	78,953	781
			14,848
Consumer Discretionary (18.0%)
	Williams-Sonoma Inc.	108,476	14,572
	Toll Brothers Inc.	87,935	12,669
*	TopBuild Corp.	26,700	10,494
*	Floor & Decor Holdings Inc. Class A	90,335	10,157
	Wingstop Inc.	24,793	9,573
	Texas Roadhouse Inc. Class A	56,381	9,514
*	Burlington Stores Inc.	32,347	8,677
*	Light & Wonder Inc.	76,090	8,356
	Murphy USA Inc.	15,914	8,269
	Churchill Downs Inc.	56,465	7,847
	Tempur Sealy International Inc.	146,565	7,684
*	Skechers USA Inc. Class A	111,763	7,654
*	Crocs Inc.	51,242	7,490
	H&R Block Inc.	117,783	7,457
*	Duolingo Inc. Class A	31,225	6,638
*	Abercrombie & Fitch Co. Class A	43,130	6,365
	Dick's Sporting Goods Inc.	26,050	6,173
*	Planet Fitness Inc. Class A	73,888	6,000
	Hyatt Hotels Corp. Class A	38,138	5,794
	Service Corp. International	62,690	4,907
*	Ollie's Bargain Outlet Holdings Inc.	51,739	4,634
*	Valvoline Inc.	108,772	4,590
	Gentex Corp.	124,901	3,913
	Vail Resorts Inc.	21,154	3,844
	Autoliv Inc.	36,684	3,759
*	Grand Canyon Education Inc.	24,749	3,589
	Wyndham Hotels & Resorts Inc.	44,894	3,533
*	Five Below Inc.	46,591	3,514
	Boyd Gaming Corp.	56,866	3,413
	Brunswick Corp.	34,793	2,750
	KB Home	31,037	2,598
*	Mattel Inc.	127,813	2,426
	Travel + Leisure Co.	42,113	1,864
*	YETI Holdings Inc.	46,053	1,857
*	Capri Holdings Ltd.	47,237	1,687
*	RH	5,854	1,485
*	Hilton Grand Vacations Inc.	35,824	1,382
	Wendy's Co.	75,752	1,282
[1]	Choice Hotels International Inc.	9,884	1,261
	Columbia Sportswear Co.	13,644	1,101
*	Visteon Corp.	10,480	1,061
			221,833
Consumer Staples (3.5%)
	Casey's General Stores Inc.	31,248	11,321
*	elf Beauty Inc.	46,856	7,019
	Coca-Cola Consolidated Inc.	3,949	5,301
*	Celsius Holdings Inc.	125,924	4,789
*	Sprouts Farmers Market Inc.	34,775	3,618
*	BellRing Brands Inc.	58,357	3,264
*	Coty Inc. Class A	307,701	2,886
	Ingredion Inc.	19,951	2,680
	Lancaster Colony Corp.	8,254	1,409
32

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	3,546	964
			43,251
Energy (6.5%)
	Texas Pacific Land Corp.	10,531	9,150
	Ovintiv Inc.	210,121	9,000
	Chord Energy Corp.	52,491	7,791
	Weatherford International plc	61,752	6,480
	Permian Resources Corp.	433,556	6,174
	Range Resources Corp.	204,815	6,120
*	Southwestern Energy Co.	930,888	5,939
	Matador Resources Co.	97,958	5,556
	Civitas Resources Inc.	77,727	4,767
	DT Midstream Inc.	51,642	4,059
*	CNX Resources Corp.	129,363	3,580
	ChampionX Corp.	107,684	3,352
*	Valaris Ltd.	52,568	3,210
	Antero Midstream Corp.	167,277	2,487
	Murphy Oil Corp.	52,614	1,961
			79,626
Financials (9.5%)
	Kinsale Capital Group Inc.	18,666	9,167
	Primerica Inc.	29,048	7,646
	Houlihan Lokey Inc. Class A	44,203	6,923
	Morningstar Inc.	22,012	6,907
	Interactive Brokers Group Inc. Class A	53,345	6,876
*	WEX Inc.	35,370	6,756
	RenaissanceRe Holdings Ltd.	24,549	6,255
	Erie Indemnity Co. Class A	12,213	6,207
	Equitable Holdings Inc.	136,780	5,816
	Ryan Specialty Holdings Inc. Class A	86,429	5,586
	East West Bancorp Inc.	63,425	5,332
	Evercore Inc. Class A	20,640	5,072
	FirstCash Holdings Inc.	31,476	3,780
	Carlyle Group Inc.	87,493	3,511
	RLI Corp.	22,071	3,401
	SEI Investments Co.	42,145	2,850
	Pinnacle Financial Partners Inc.	26,475	2,636
	Commerce Bancshares Inc.	40,795	2,609
	Selective Insurance Group Inc.	28,225	2,568
	Cullen/Frost Bankers Inc.	22,781	2,557
	Voya Financial Inc.	34,004	2,408
	MGIC Investment Corp.	85,516	2,175
*	Euronet Worldwide Inc.	19,866	2,144
	Hancock Whitney Corp.	38,030	2,043
	Bank OZK	46,310	2,008
	SLM Corp.	74,187	1,637
	First Financial Bankshares Inc.	43,413	1,588
	International Bancshares Corp.	19,410	1,226
			117,684
Health Care (10.2%)
*	Neurocrine Biosciences Inc.	84,952	10,794
*	Sarepta Therapeutics Inc.	63,834	8,667
*	BioMarin Pharmaceutical Inc.	89,760	8,187
*	Medpace Holdings Inc.	19,878	7,062
*	Halozyme Therapeutics Inc.	107,438	6,860
*	Penumbra Inc.	32,724	6,621
*	Repligen Corp.	43,867	6,621
*	Acadia Healthcare Co. Inc.	78,317	6,417
*	Exelixis Inc.	245,894	6,401
*	Avantor Inc.	241,457	6,239
*	Lantheus Holdings Inc.	58,511	6,230
*	United Therapeutics Corp.	16,849	6,125
	Chemed Corp.	7,667	4,494
	Encompass Health Corp.	38,248	3,559
	Bruker Corp.	49,320	3,314
*	HealthEquity Inc.	37,459	2,980
*	Masimo Corp.	23,339	2,743
*	Jazz Pharmaceuticals plc	22,351	2,592
33

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Option Care Health Inc.	80,705	2,584
*	Arrowhead Pharmaceuticals Inc.	104,846	2,498
*	Cytokinetics Inc.	43,555	2,486
*	Roivant Sciences Ltd.	177,137	2,166
*	Haemonetics Corp.	25,725	1,944
*	Doximity Inc. Class A	51,566	1,897
*	Progyny Inc.	69,936	1,643
*	Sotera Health Co.	105,147	1,623
*	Azenta Inc.	29,133	1,443
*	Amedisys Inc.	11,566	1,134
*	LivaNova plc	16,870	850
			126,174
Industrials (29.3%)
	Carlisle Cos. Inc.	40,076	16,984
	Lennox International Inc.	27,064	15,973
	EMCOR Group Inc.	39,670	15,593
	RB Global Inc.	155,084	13,357
	Watsco Inc.	27,022	12,847
	Owens Corning	73,150	12,343
	Graco Inc.	142,773	11,900
	Tetra Tech Inc.	45,159	10,736
	Comfort Systems USA Inc.	30,059	10,626
*	Clean Harbors Inc.	42,341	10,412
	ITT Inc.	69,473	9,672
	nVent Electric plc	140,143	9,524
	Lincoln Electric Holdings Inc.	48,040	9,301
	Advanced Drainage Systems Inc.	57,515	9,016
	Woodward Inc.	51,426	8,570
*	Saia Inc.	22,444	8,435
	BWX Technologies Inc.	77,163	7,948
*	RBC Bearings Inc.	24,512	7,301
*	FTI Consulting Inc.	29,611	6,760
	Applied Industrial Technologies Inc.	32,585	6,684
	Curtiss-Wright Corp.	21,015	6,638
	Crane Co.	41,494	6,572
	Simpson Manufacturing Co. Inc.	35,588	6,515
	UFP Industries Inc.	52,130	6,343
*	Paylocity Holding Corp.	36,681	5,920
*	Trex Co. Inc.	91,753	5,848
	MSA Safety Inc.	31,250	5,707
	AAON Inc.	57,599	5,501
	AECOM	52,858	5,293
*	XPO Inc.	46,154	5,290
	Esab Corp.	47,946	5,033
	Watts Water Technologies Inc. Class A	23,141	4,552
*	Chart Industries Inc.	35,488	4,344
*	NEXTracker Inc. Class A	103,736	4,219
	Donaldson Co. Inc.	57,915	4,212
	Brink's Co.	37,532	4,163
*	Core & Main Inc. Class A	82,285	3,952
	Toro Co.	42,305	3,917
	Landstar System Inc.	20,528	3,748
	KBR Inc.	52,141	3,616
	Maximus Inc.	37,464	3,456
*	CACI International Inc. Class A	6,964	3,399
	Fortune Brands Innovations Inc.	42,235	3,354
	Acuity Brands Inc.	13,129	3,344
*	Middleby Corp.	22,696	3,192
*	GXO Logistics Inc.	63,520	3,179
*	ExlService Holdings Inc.	78,161	2,856
	Flowserve Corp.	50,011	2,495
*	Kirby Corp.	20,669	2,479
	Exponent Inc.	21,814	2,362
	Hexcel Corp.	34,381	2,176
	Science Applications International Corp.	15,148	1,978
	Terex Corp.	31,816	1,806
	Timken Co.	21,327	1,803
	MSC Industrial Direct Co. Inc. Class A	20,788	1,710
	GATX Corp.	11,118	1,569
34

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	EnerSys	14,671	1,487
	Insperity Inc.	15,100	1,419
	Avis Budget Group Inc.	15,346	1,258
			360,687
Information Technology (10.4%)
*	Manhattan Associates Inc.	51,974	13,743
*	Pure Storage Inc. Class A	257,964	13,231
*	Dynatrace Inc.	203,053	10,279
*	Onto Innovation Inc.	41,596	8,869
	Universal Display Corp.	36,842	7,137
*	Lattice Semiconductor Corp.	116,111	5,499
*	Dropbox Inc. Class A	203,988	5,128
	Vontier Corp.	130,337	4,566
*	Altair Engineering Inc. Class A	48,073	4,344
*	Appfolio Inc. Class A	17,717	4,110
*	Rambus Inc.	90,984	4,069
	Littelfuse Inc.	14,646	3,987
*	Qualys Inc.	31,182	3,903
*	Cirrus Logic Inc.	25,951	3,781
*	CommVault Systems Inc.	21,984	3,416
*	Novanta Inc.	17,575	3,221
*	Silicon Laboratories Inc.	26,951	3,190
*	MACOM Technology Solutions Holdings Inc.	29,144	3,183
	MKS Instruments Inc.	26,129	3,115
*	Ciena Corp.	50,049	2,885
*	Aspen Technology Inc.	11,762	2,754
	Cognex Corp.	63,765	2,575
*	Teradata Corp.	81,633	2,305
	Dolby Laboratories Inc. Class A	28,749	2,052
*	Blackbaud Inc.	21,155	1,769
	Power Integrations Inc.	23,961	1,608
*	Synaptics Inc.	13,672	1,113
*	IPG Photonics Corp.	10,885	744
*	Allegro MicroSystems Inc.	28,354	696
*	Wolfspeed Inc.	49,874	486
			127,758
Materials (5.7%)
	Reliance Inc.	48,476	13,896
	Eagle Materials Inc.	29,082	7,496
	RPM International Inc.	58,697	6,824
*	Axalta Coating Systems Ltd.	186,262	6,799
	AptarGroup Inc.	33,003	5,056
	Crown Holdings Inc.	47,339	4,280
	Royal Gold Inc.	28,854	4,044
	Westlake Corp.	27,135	3,946
	Louisiana-Pacific Corp.	35,003	3,397
	NewMarket Corp.	5,832	3,346
	Cabot Corp.	31,254	3,285
*	Knife River Corp.	33,930	2,676
	Olin Corp.	41,337	1,805
*	Arcadium Lithium plc	531,544	1,440
	Scotts Miracle-Gro Co.	13,449	955
*	MP Materials Corp.	45,255	584
			69,829
Real Estate (5.0%)
	Equity LifeStyle Properties Inc.	100,756	7,326
	American Homes 4 Rent Class A	162,988	6,482
	CubeSmart	104,452	5,414
	Lamar Advertising Co. Class A	42,997	5,408
	Gaming & Leisure Properties Inc.	98,549	5,126
	EastGroup Properties Inc.	25,156	4,689
	Rexford Industrial Realty Inc.	71,570	3,644
	Omega Healthcare Investors Inc.	85,521	3,381
	STAG Industrial Inc.	76,854	3,119
	Brixmor Property Group Inc.	111,912	3,065
	First Industrial Realty Trust Inc.	53,624	3,042
	Park Hotels & Resorts Inc.	177,785	2,717
	NNN REIT Inc.	57,268	2,691
35

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
EPR Properties	39,609	1,880
Rayonier Inc.	43,937	1,354
National Storage Affiliates Trust	28,832	1,348
COPT Defense Properties	36,952	1,101
		61,787
Utilities (0.5%)
Essential Utilities Inc.	101,968	3,976
IDACORP Inc.	16,693	1,701
		5,677
Total Common Stocks (Cost $970,187)		1,229,154
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 5.373% (Cost $2,354)	23,544	2,354
Total Investments (100.0%) (Cost $972,541)		1,231,508
Other Assets and Liabilities—Net (0.0%)		(348)
Net Assets (100%)		1,231,160
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,097,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,127,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2024	6	1,859	51
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $970,187)	1,229,154
Affiliated Issuers (Cost $2,354)	2,354
Total Investments in Securities	1,231,508
Investment in Vanguard	35
Cash	19
Cash Collateral Pledged—Futures Contracts	110
Receivables for Accrued Income	688
Receivables for Capital Shares Issued	9
Variation Margin Receivable—Futures Contracts	13
Total Assets	1,232,382
Liabilities
Payables for Investment Securities Purchased	12
Collateral for Securities on Loan	1,127
Payables for Capital Shares Redeemed	9
Payables to Vanguard	74
Total Liabilities	1,222
Net Assets	1,231,160
1 Includes $1,097,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,309,550
Total Distributable Earnings (Loss)	(78,390)
Net Assets	1,231,160

ETF Shares—Net Assets
Applicable to 9,360,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,060,682
Net Asset Value Per Share—ETF Shares	$113.32

Institutional Shares—Net Assets
Applicable to 377,306 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	170,478
Net Asset Value Per Share—Institutional Shares	$451.83
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	12,382
Interest[2]	52
Securities Lending—Net	10
Total Income	12,444
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative—ETF Shares	1,187
Management and Administrative—Institutional Shares	125
Marketing and Distribution—ETF Shares	38
Marketing and Distribution—Institutional Shares	7
Custodian Fees	27
Auditing Fees	31
Shareholders’ Reports—ETF Shares	40
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	1,496
Net Investment Income	10,948
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	78,453
Futures Contracts	132
Realized Net Gain (Loss)	78,585
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	112,127
Futures Contracts	50
Change in Unrealized Appreciation (Depreciation)	112,177
Net Increase (Decrease) in Net Assets Resulting from Operations	201,710
1	Dividends include foreign tax reclaims of $15,000 and are net of foreign withholding taxes of $15,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $49,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $86,473,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
38

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,948	9,927
Realized Net Gain (Loss)	78,585	(60,206)
Change in Unrealized Appreciation (Depreciation)	112,177	145,247
Net Increase (Decrease) in Net Assets Resulting from Operations	201,710	94,968
Distributions
ETF Shares	(9,419)	(7,505)
Institutional Shares	(2,206)	(1,358)
Total Distributions	(11,625)	(8,863)
Capital Share Transactions
ETF Shares	119,111	(11,158)
Institutional Shares	(40,646)	37,423
Net Increase (Decrease) from Capital Share Transactions	78,465	26,265
Total Increase (Decrease)	268,550	112,370
Net Assets
Beginning of Period	962,610	850,240
End of Period	1,231,160	962,610
See accompanying Notes, which are an integral part of the Financial Statements.
39

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$94.90	$86.30	$102.72	$76.26	$68.85
Investment Operations
Net Investment Income[2]	1.026	.988	.809	.526	.680
Net Realized and Unrealized Gain (Loss) on Investments	18.521	8.500	(16.729)	26.594	7.591
Total from Investment Operations	19.547	9.488	(15.920)	27.120	8.271
Distributions
Dividends from Net Investment Income	(1.127)	(.888)	(.500)	(.660)	(.861)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.127)	(.888)	(.500)	(.660)	(.861)
Net Asset Value, End of Period	$113.32	$94.90	$86.30	$102.72	$76.26
Total Return	20.80%	11.12%	-15.57%	35.70%	12.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,061	$785	$725	$925	$774
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.12%	0.85%	0.57%	0.98%
Portfolio Turnover Rate[3]	48%	48%	44%	40%	49%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$378.38	$344.11	$409.55	$303.97	$274.38
Investment Operations
Net Investment Income[1]	4.381	4.208	3.533	2.347	2.925
Net Realized and Unrealized Gain (Loss) on Investments	73.820	33.855	(66.731)	106.033	30.247
Total from Investment Operations	78.201	38.063	(63.198)	108.380	33.172
Distributions
Dividends from Net Investment Income	(4.751)	(3.793)	(2.242)	(2.800)	(3.582)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.751)	(3.793)	(2.242)	(2.800)	(3.582)
Net Asset Value, End of Period	$451.83	$378.38	$344.11	$409.55	$303.97
Total Return	20.86%	11.21%	-15.50%	35.80%	12.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$177	$125	$151	$213
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.19%	0.94%	0.65%	1.06%
Portfolio Turnover Rate[2]	48%	48%	44%	40%	49%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
42

S&P Mid-Cap 400 Growth Index Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	86,448
Total Distributable Earnings (Loss)	(86,448)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,753
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	258,050
Capital Loss Carryforwards	(342,193)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(78,390)
43

S&P Mid-Cap 400 Growth Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	11,625	8,863
Long-Term Capital Gains	—	—
Total	11,625	8,863
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	973,458
Gross Unrealized Appreciation	300,099
Gross Unrealized Depreciation	(42,049)
Net Unrealized Appreciation (Depreciation)	258,050
E.  During the year ended August 31, 2024, the fund purchased $520,771,000 of investment securities and sold $564,572,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $281,156,000 and $158,366,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $160,335,000 and sales were $274,229,000, resulting in net realized loss of $4,191,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	283,173	2,645	109,722	1,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(164,062)	(1,560)	(120,880)	(1,400)
Net Increase (Decrease)—ETF Shares	119,111	1,085	(11,158)	(125)
Institutional Shares
Issued	30,040	68	52,131	146
Issued in Lieu of Cash Distributions	2,206	6	1,358	4
Redeemed	(72,892)	(166)	(16,066)	(45)
Net Increase (Decrease)—Institutional Shares	(40,646)	(92)	37,423	105
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
44

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
45

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P Mid-Cap 400 Index Fund	83.2%
S&P Mid-Cap 400 Value Index Fund	84.7
S&P Mid-Cap 400 Growth Index Fund	90.7
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
S&P Mid-Cap 400 Index Fund	37,873
S&P Mid-Cap 400 Value Index Fund	12,546
S&P Mid-Cap 400 Growth Index Fund	10,307
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Mid-Cap 400 Index Fund	126
S&P Mid-Cap 400 Value Index Fund	64
S&P Mid-Cap 400 Growth Index Fund	17
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
S&P Mid-Cap 400 Index Fund	3,475
S&P Mid-Cap 400 Value Index Fund	2,152
S&P Mid-Cap 400 Growth Index Fund	1,318

Q18420 102024
46

Financial Statements
For the year ended August 31, 2024
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Contents
S&P Small-Cap 600 Index Fund	1
S&P Small-Cap 600 Value Index Fund	20
S&P Small-Cap 600 Growth Index Fund	37
Report of Independent Registered Public Accounting Firm	51
Tax information	52

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (3.1%)
*	Lumen Technologies Inc.	3,835,289	20,135
*	IAC Inc.	263,990	13,933
*	Madison Square Garden Sports Corp.	63,103	13,192
	Cogent Communications Holdings Inc.	159,461	11,159
*	Cinemark Holdings Inc.	403,169	11,039
*	Yelp Inc. Class A	255,003	8,907
	Telephone & Data Systems Inc.	372,453	8,797
*	Cargurus Inc. Class A	296,643	8,597
*	EchoStar Corp. Class A	455,472	8,444
	John Wiley & Sons Inc. Class A	158,917	7,677
	Cable One Inc.	17,193	6,064
*	TripAdvisor Inc.	410,783	5,961
*	Cars.com Inc.	231,814	4,136
*	QuinStreet Inc.	197,795	3,780
	Shutterstock Inc.	90,204	3,237
	Scholastic Corp.	95,813	3,055
	Shenandoah Telecommunications Co.	190,348	2,878
*	TechTarget Inc.	98,531	2,626
*	Thryv Holdings Inc.	119,572	2,179
*	Gogo Inc.	231,396	1,844
*	Consolidated Communications Holdings Inc.	284,916	1,302
*	AMC Networks Inc. Class A	117,292	1,155
			150,097
Consumer Discretionary (13.4%)
	Meritage Homes Corp.	137,064	27,148
	VF Corp.	1,248,785	22,740
	Installed Building Products Inc.	88,594	19,695
	Group 1 Automotive Inc.	49,928	18,811
*	Asbury Automotive Group Inc.	76,225	18,724
*	M/I Homes Inc.	104,706	16,687
*	Tri Pointe Homes Inc.	358,481	15,931
	Academy Sports & Outdoors Inc.	278,835	15,470
*	Boot Barn Holdings Inc.	114,872	15,412
	Six Flags Entertainment Corp.	351,903	15,406
	American Eagle Outfitters Inc.	698,856	14,382
	Signet Jewelers Ltd.	168,734	14,191
*	Shake Shack Inc. Class A	142,292	14,145
*	Frontdoor Inc.	293,931	14,132
	Kontoor Brands Inc.	187,775	14,055
*	Stride Inc.	150,951	12,429
*	Cavco Industries Inc.	29,336	12,125
*	Brinker International Inc.	168,125	12,024
*	Dorman Products Inc.	105,468	11,962
	Steven Madden Ltd.	260,702	11,758
	LCI Industries	96,165	11,332
*	Adtalem Global Education Inc.	142,098	10,758
	Century Communities Inc.	106,896	10,697
*	Penn Entertainment Inc.	564,680	10,514
	Patrick Industries Inc.	79,566	10,282
	Newell Brands Inc.	1,443,237	10,233
	Advance Auto Parts Inc.	225,238	10,206
	Foot Locker Inc.	310,638	9,673
*	Vista Outdoor Inc.	219,888	8,804
*	Hanesbrands Inc.	1,328,414	8,435
*	LGI Homes Inc.	77,457	8,356
	Phinia Inc.	172,615	8,279
	Kohl's Corp.	419,041	8,125
	Strategic Education Inc.	82,843	7,994
*	Urban Outfitters Inc.	214,306	7,784

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Green Brick Partners Inc.	95,075	7,490
	Cheesecake Factory Inc.	177,176	6,965
*	Victoria's Secret & Co.	295,807	6,940
	Winnebago Industries Inc.	110,585	6,598
	La-Z-Boy Inc.	161,103	6,536
	Leggett & Platt Inc.	506,374	6,401
*	Fox Factory Holding Corp.	157,246	6,365
*	Gentherm Inc.	119,564	6,043
	Papa John's International Inc.	124,452	5,895
	Bloomin' Brands Inc.	326,507	5,714
*	Sonos Inc.	463,883	5,673
	Upbound Group Inc.	169,126	5,632
	Perdoceo Education Corp.	247,736	5,559
	Dana Inc.	487,008	5,498
*	Topgolf Callaway Brands Corp.	533,959	5,372
	Worthington Enterprises Inc.	115,436	5,287
	Caleres Inc.	124,808	5,258
*	Sally Beauty Holdings Inc.	390,758	5,099
	Oxford Industries Inc.	55,565	4,833
	Buckle Inc.	111,591	4,676
*	Sabre Corp.	1,440,336	4,393
	Wolverine World Wide Inc.	301,313	4,131
*	G-III Apparel Group Ltd.	150,832	3,993
*	Dave & Buster's Entertainment Inc.	121,483	3,807
	Monarch Casino & Resort Inc.	49,350	3,747
*	ODP Corp.	120,294	3,711
	Jack in the Box Inc.	73,048	3,606
	Sonic Automotive Inc. Class A	55,971	3,489
*	XPEL Inc.	80,121	3,468
[1]	Cracker Barrel Old Country Store Inc.	83,583	3,308
*	National Vision Holdings Inc.	297,924	3,146
	Monro Inc.	112,517	3,048
*	American Axle & Manufacturing Holdings Inc.	440,673	2,834
	Sturm Ruger & Co. Inc.	65,375	2,754
	Shoe Carnival Inc.	67,283	2,721
*	BJ's Restaurants Inc.	88,656	2,716
	Ethan Allen Interiors Inc.	85,949	2,706
	Golden Entertainment Inc.	82,337	2,667
*	MarineMax Inc.	76,959	2,441
*	Chuy's Holdings Inc.	65,353	2,431
*	Mister Car Wash Inc.	351,357	2,287
	Standard Motor Products Inc.	70,401	2,275
	Guess? Inc.	103,391	2,142
*	Leslie's Inc.	700,558	2,116
	Dine Brands Global Inc.	58,423	1,847
	Movado Group Inc.	59,308	1,415
	Haverty Furniture Cos. Inc.	50,497	1,384
	Designer Brands Inc. Class A	164,348	1,091
			656,207
Consumer Staples (3.4%)
	WD-40 Co.	51,218	13,462
	Cal-Maine Foods Inc.	153,813	11,081
*	Simply Good Foods Co.	343,857	10,862
	J & J Snack Foods Corp.	58,612	9,975
	Inter Parfums Inc.	67,743	8,728
	PriceSmart Inc.	95,065	8,516
	Energizer Holdings Inc.	252,299	8,174
	Vector Group Ltd.	505,579	7,574
	Edgewell Personal Care Co.	187,135	7,527
*	TreeHouse Foods Inc.	180,876	7,432
*	Grocery Outlet Holding Corp.	377,303	7,146
*	Central Garden & Pet Co. Class A	204,926	7,008
	Andersons Inc.	120,005	6,117
*	Chefs' Warehouse Inc.	133,596	5,722
	MGP Ingredients Inc.	58,991	5,285
	Universal Corp.	92,756	5,037
	WK Kellogg Co.	249,155	4,278
	National Beverage Corp.	88,146	3,981
	Fresh Del Monte Produce Inc.	126,293	3,693

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	United Natural Foods Inc.	225,321	3,409
	John B Sanfilippo & Son Inc.	33,905	3,216
	SpartanNash Co.	129,550	2,862
*	Hain Celestial Group Inc.	340,693	2,725
	B&G Foods Inc.	299,776	2,539
	Tootsie Roll Industries Inc.	67,222	1,998
*	USANA Health Sciences Inc.	41,909	1,711
	Nu Skin Enterprises Inc. Class A	188,330	1,682
	Calavo Growers Inc.	67,509	1,554
*	Central Garden & Pet Co.	35,806	1,413
			164,707
Energy (4.7%)
	SM Energy Co.	434,215	19,813
	Magnolia Oil & Gas Corp. Class A	683,079	17,494
*	Tidewater Inc.	183,166	16,247
	Cactus Inc. Class A	248,324	14,780
	Northern Oil & Gas Inc.	345,944	13,762
	California Resources Corp.	242,512	12,725
	Helmerich & Payne Inc.	373,097	12,174
	Liberty Energy Inc. Class A	573,115	11,800
	Archrock Inc.	562,691	11,383
	Patterson-UTI Energy Inc.	1,168,874	10,765
*	Oceaneering International Inc.	383,179	10,342
	CONSOL Energy Inc.	99,960	10,224
	Peabody Energy Corp.	399,324	9,348
*	Talos Energy Inc.	590,686	6,775
	World Kinect Corp.	226,400	6,518
*	Helix Energy Solutions Group Inc.	541,318	6,074
	Dorian LPG Ltd.	128,560	5,013
*	Par Pacific Holdings Inc.	200,909	4,508
[1]	Comstock Resources Inc.	363,424	3,863
*	Bristow Group Inc. Class A	90,890	3,618
	Core Laboratories Inc.	176,590	3,454
*	Vital Energy Inc.	96,139	3,450
*	Green Plains Inc.	243,377	3,449
	CVR Energy Inc.	109,564	2,785
*	REX American Resources Corp.	57,745	2,619
*	Nabors Industries Ltd.	33,728	2,542
*	ProPetro Holding Corp.	309,634	2,459
*	Dril-Quip Inc.	130,526	2,129
	RPC Inc.	320,286	2,056
			232,169
Financials (19.8%)
	Comerica Inc.	500,399	28,578
	Jackson Financial Inc. Class A	256,174	23,048
*	Mr Cooper Group Inc.	244,279	22,916
	Lincoln National Corp.	641,666	20,598
	Radian Group Inc.	568,265	20,543
	Moelis & Co. Class A	265,489	17,732
	Piper Sandler Cos.	58,693	16,006
	Assured Guaranty Ltd.	195,322	15,641
	Ameris Bancorp	244,146	15,047
	ServisFirst Bancshares Inc.	185,076	15,002
	BGC Group Inc. Class A	1,450,650	14,332
	HA Sustainable Infrastructure Capital Inc.	429,686	13,913
	United Community Banks Inc.	450,161	13,716
	Walker & Dunlop Inc.	127,403	13,640
	Atlantic Union Bankshares Corp.	339,168	13,458
	First Bancorp	623,903	13,339
*	Axos Financial Inc.	191,587	13,302
	Fulton Financial Corp.	686,828	13,290
*	NMI Holdings Inc. Class A	303,321	12,457
	WSFS Financial Corp.	227,078	12,430
	Community Financial System Inc.	199,407	12,196
[1]	Blackstone Mortgage Trust Inc. Class A	655,665	12,104
	Cathay General Bancorp	275,090	12,101
	First Hawaiian Inc.	483,024	11,752
*	Genworth Financial Inc. Class A	1,653,274	11,540
	Artisan Partners Asset Management Inc. Class A	264,153	10,986

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Bread Financial Holdings Inc.	187,349	10,898
	BankUnited Inc.	282,447	10,854
	StepStone Group Inc. Class A	196,583	10,753
	PJT Partners Inc. Class A	83,390	10,299
	Virtu Financial Inc. Class A	334,378	10,269
*	Bancorp Inc.	195,609	10,250
	Independent Bank Corp.	160,440	10,158
	Simmons First National Corp. Class A	473,986	10,153
	Bank of Hawaii Corp.	149,986	9,955
[1]	Arbor Realty Trust Inc.	712,207	9,686
	Park National Corp.	54,314	9,548
	First Financial Bancorp	360,627	9,546
	Provident Financial Services Inc.	493,099	9,403
	Pacific Premier Bancorp Inc.	364,324	9,363
	WaFd Inc.	255,306	9,362
*	Palomar Holdings Inc.	94,181	9,345
	CVB Financial Corp.	501,184	9,232
	Cohen & Steers Inc.	99,311	8,874
*	Enova International Inc.	102,476	8,785
	NBT Bancorp Inc.	178,151	8,722
	Seacoast Banking Corp. of Florida	318,014	8,701
*	StoneX Group Inc.	103,053	8,539
	EVERTEC Inc.	243,370	8,335
	Renasant Corp.	236,452	8,276
	OFG Bancorp	177,612	8,168
*	Goosehead Insurance Inc. Class A	95,359	8,043
	Independent Bank Group Inc.	136,015	7,919
	Banner Corp.	130,141	7,753
	Trustmark Corp.	231,219	7,702
	Stewart Information Services Corp.	104,190	7,701
	PROG Holdings Inc.	163,136	7,628
	Banc of California Inc.	524,515	7,459
*	NCR Atleos Corp.	258,864	7,406
*	Payoneer Global Inc.	956,309	7,105
*	Triumph Financial Inc.	81,570	6,850
	Northwest Bancshares Inc.	480,631	6,657
	Mercury General Corp.	100,407	6,650
	First Commonwealth Financial Corp.	385,275	6,634
	City Holding Co.	55,770	6,622
	First Bancorp (XNGS)	155,532	6,607
	Pathward Financial Inc.	95,465	6,570
	Lakeland Financial Corp.	96,364	6,567
	FB Financial Corp.	133,149	6,420
*	Donnelley Financial Solutions Inc.	94,126	6,274
	National Bank Holdings Corp. Class A	142,903	6,261
*,1	Trupanion Inc.	136,543	6,244
	S&T Bancorp Inc.	144,459	6,207
	BancFirst Corp.	54,824	5,833
	Hope Bancorp Inc.	455,516	5,826
	Hilltop Holdings Inc.	174,977	5,748
*	Customers Bancorp Inc.	107,572	5,574
	Two Harbors Investment Corp.	390,305	5,527
	Horace Mann Educators Corp.	154,611	5,506
	Virtus Investment Partners Inc.	25,301	5,355
	Apollo Commercial Real Estate Finance Inc.	493,400	5,225
	Westamerica Bancorp	100,723	5,216
*	SiriusPoint Ltd.	347,340	5,207
	Veritex Holdings Inc.	205,834	5,185
	Navient Corp.	303,844	5,144
	Safety Insurance Group Inc.	55,994	4,958
	Ready Capital Corp.	586,228	4,860
	Stellar Bancorp Inc.	177,922	4,852
	PennyMac Mortgage Investment Trust	328,708	4,671
	Employers Holdings Inc.	95,568	4,583
*	Encore Capital Group Inc.	89,347	4,475
	Berkshire Hills Bancorp Inc.	160,392	4,417
	WisdomTree Inc.	420,968	4,269
	Ellington Financial Inc.	320,650	4,217
	Franklin BSP Realty Trust Inc.	308,578	4,203
	Preferred Bank	46,414	3,845

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Redwood Trust Inc.	497,830	3,769
[1]	ARMOUR Residential REIT Inc.	182,916	3,741
	Southside Bancshares Inc.	108,380	3,710
	AMERISAFE Inc.	72,016	3,609
*	PRA Group Inc.	148,131	3,454
	Dime Community Bancshares Inc.	131,799	3,428
	Brookline Bancorp Inc.	334,255	3,419
	Heritage Financial Corp.	130,497	2,981
	Tompkins Financial Corp.	47,056	2,886
	Central Pacific Financial Corp.	101,684	2,797
	Capitol Federal Financial Inc.	464,156	2,790
	Brightsphere Investment Group Inc.	110,680	2,700
	HCI Group Inc.	27,799	2,664
	KKR Real Estate Finance Trust Inc.	218,709	2,609
*	ProAssurance Corp.	193,422	2,592
	TrustCo Bank Corp.	72,137	2,513
	Eagle Bancorp Inc.	114,477	2,492
*	EZCORP Inc. Class A	197,089	2,408
	New York Mortgage Trust Inc.	345,967	2,308
	Hanmi Financial Corp.	114,485	2,268
*	Ambac Financial Group Inc.	171,478	2,006
*	Green Dot Corp. Class A	173,518	1,938
	United Fire Group Inc.	80,565	1,649
*	World Acceptance Corp.	12,735	1,501
[1]	B. Riley Financial Inc.	62,041	305
			971,653
Health Care (10.8%)
	Ensign Group Inc.	213,188	32,268
*	Glaukos Corp.	190,140	25,458
	Organon & Co.	971,700	21,717
*	Merit Medical Systems Inc.	219,300	21,202
*	Krystal Biotech Inc.	93,876	18,317
*	Alkermes plc	639,347	18,189
*	RadNet Inc.	251,253	16,656
*	Integer Holdings Corp.	126,601	16,467
	Select Medical Holdings Corp.	402,865	14,531
*	Prestige Consumer Healthcare Inc.	188,595	14,077
*	ICU Medical Inc.	77,330	12,785
*	Corcept Therapeutics Inc.	346,187	12,220
*	CorVel Corp.	34,232	10,979
*	Tandem Diabetes Care Inc.	244,048	10,616
*	Myriad Genetics Inc.	341,936	9,687
*	Protagonist Therapeutics Inc.	221,610	9,505
*	Vericel Corp.	183,613	9,484
*	UFP Technologies Inc.	26,667	9,100
*	Addus HomeCare Corp.	66,762	8,880
*	Catalyst Pharmaceuticals Inc.	423,922	8,584
	CONMED Corp.	116,370	8,521
*	Inari Medical Inc.	195,510	8,452
	Premier Inc. Class A	395,901	8,065
*	NeoGenomics Inc.	482,510	7,971
*	QuidelOrtho Corp.	187,251	7,911
*	Privia Health Group Inc.	392,240	7,900
*	Fortrea Holdings Inc.	337,697	7,787
*	Omnicell Inc.	173,506	7,718
*	Astrana Health Inc.	159,909	7,642
*	Supernus Pharmaceuticals Inc.	207,708	7,303
*	Amphastar Pharmaceuticals Inc.	144,102	7,024
	National HealthCare Corp.	51,202	7,021
	LeMaitre Vascular Inc.	75,468	6,814
	Patterson Cos. Inc.	301,240	6,775
*	Ligand Pharmaceuticals Inc.	63,803	6,750
*	STAAR Surgical Co.	185,478	6,137
*	Dynavax Technologies Corp.	493,889	5,541
*	Integra LifeSciences Holdings Corp.	258,856	5,265
*	AMN Healthcare Services Inc.	97,563	5,174
*	Certara Inc.	406,951	4,985
	US Physical Therapy Inc.	56,920	4,872
*	Collegium Pharmaceutical Inc.	123,400	4,746

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Schrodinger Inc.	208,570	4,386
*	Harmony Biosciences Holdings Inc.	119,972	4,317
*	Owens & Minor Inc.	276,271	4,293
*	Avanos Medical Inc.	173,087	4,192
*	Xencor Inc.	232,417	4,065
*	Artivion Inc.	149,460	4,056
*	Innoviva Inc.	207,096	4,014
*	ANI Pharmaceuticals Inc.	57,778	3,683
	Embecta Corp.	218,687	3,573
*	BioLife Solutions Inc.	136,906	3,543
*	Arcus Biosciences Inc.	204,819	3,507
*	Pediatrix Medical Group Inc.	311,788	3,386
*	AdaptHealth Corp. Class A	295,979	3,253
*	Pacira BioSciences Inc.	175,946	2,738
*	Vir Biotechnology Inc.	330,217	2,728
*	Ironwood Pharmaceuticals Inc. Class A	530,687	2,685
	HealthStream Inc.	91,082	2,645
	Mesa Laboratories Inc.	19,229	2,571
	Simulations Plus Inc.	60,626	2,198
*	REGENXBIO Inc.	171,858	2,100
*	Cytek Biosciences Inc.	363,389	2,086
*	Varex Imaging Corp.	155,099	1,936
*	Cross Country Healthcare Inc.	123,949	1,849
*	Fulgent Genetics Inc.	77,166	1,741
	Phibro Animal Health Corp. Class A	77,122	1,620
*	Enhabit Inc.	190,180	1,605
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			529,866
Industrials (17.3%)
	Mueller Industries Inc.	428,903	31,186
*	SPX Technologies Inc.	174,536	28,474
	Robert Half Inc.	390,018	24,442
	Federal Signal Corp.	230,635	21,793
*	AeroVironment Inc.	105,636	21,524
	Moog Inc. Class A	108,551	21,428
	Armstrong World Industries Inc.	165,165	20,936
	Boise Cascade Co.	148,989	20,206
*	Dycom Industries Inc.	109,791	19,319
	Air Lease Corp. Class A	391,302	18,106
	Matson Inc.	128,939	17,832
*	Verra Mobility Corp. Class A	629,239	17,373
*	Alaska Air Group Inc.	479,408	17,311
*	Sunrun Inc.	837,545	17,186
	Arcosa Inc.	183,576	16,795
	Franklin Electric Co. Inc.	149,743	15,552
	Korn Ferry	197,149	14,402
*	Gates Industrial Corp. plc	776,882	14,108
	ABM Industries Inc.	238,779	13,646
*	GMS Inc.	150,500	13,062
	Enpro Inc.	79,171	12,733
*	RXO Inc.	444,120	12,640
	Granite Construction Inc.	166,846	12,540
	Brady Corp. Class A	168,972	12,511
	Rush Enterprises Inc. Class A	233,874	12,325
*	SkyWest Inc.	152,099	11,794
	ESCO Technologies Inc.	97,297	11,667
*	Resideo Technologies Inc.	551,704	11,122
	Albany International Corp. Class A	117,878	11,099
	Hub Group Inc. Class A	233,328	10,997
	John Bean Technologies Corp.	120,273	10,805
	UniFirst Corp.	56,953	10,803
	Trinity Industries Inc.	309,203	10,207
	HNI Corp.	178,783	9,628
	ArcBest Corp.	88,530	9,411
	AZZ Inc.	112,240	9,335
	Griffon Corp.	140,435	9,295
	Werner Enterprises Inc.	239,480	8,851
	Hillenbrand Inc.	265,212	8,741

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Enerpac Tool Group Corp. Class A	205,013	8,455
*	AAR Corp.	125,106	8,230
*	Gibraltar Industries Inc.	115,135	8,022
	Standex International Corp.	44,787	8,001
	MillerKnoll Inc.	270,734	7,973
*	Masterbrand Inc.	479,883	7,697
	Kennametal Inc.	297,151	7,687
	Barnes Group Inc.	191,557	7,670
*	Mercury Systems Inc.	197,315	7,478
	Alamo Group Inc.	39,166	7,261
*	Hayward Holdings Inc.	478,951	7,108
*	OPENLANE Inc.	409,342	7,094
	Tennant Co.	71,817	7,014
	Vestis Corp.	496,655	6,988
*	GEO Group Inc.	503,698	6,986
*	JetBlue Airways Corp.	1,284,927	6,528
*	MYR Group Inc.	63,356	6,386
	Powell Industries Inc.	34,839	5,834
*	CoreCivic Inc.	420,183	5,790
	Greenbrier Cos. Inc.	117,589	5,697
	Apogee Enterprises Inc.	83,573	5,581
*	American Woodmark Corp.	59,847	5,363
*	DNOW Inc.	402,893	5,246
	CSG Systems International Inc.	107,346	5,208
	Lindsay Corp.	41,677	5,170
*	NV5 Global Inc.	48,745	4,686
	Quanex Building Products Corp.	167,369	4,624
	Pitney Bowes Inc.	586,831	4,149
	Interface Inc. Class A	219,538	4,145
*	Triumph Group Inc.	289,855	4,038
	Marten Transport Ltd.	217,750	3,800
	Forward Air Corp.	118,958	3,779
	Schneider National Inc. Class B	139,248	3,775
*	Enviri Corp.	301,651	3,605
	Deluxe Corp.	165,862	3,415
	Wabash National Corp.	169,493	3,298
*	Vicor Corp.	85,032	3,274
*	Healthcare Services Group Inc.	277,098	3,018
	Heidrick & Struggles International Inc.	76,143	2,939
	Matthews International Corp. Class A	115,503	2,926
*	Proto Labs Inc.	95,213	2,912
	Astec Industries Inc.	85,607	2,896
*	Viad Corp.	80,132	2,757
*	DXP Enterprises Inc.	49,528	2,724
	Kelly Services Inc. Class A	120,934	2,553
	Insteel Industries Inc.	73,121	2,515
	Allegiant Travel Co.	54,786	2,305
	Heartland Express Inc.	173,889	2,153
*	Liquidity Services Inc.	84,388	1,837
*	Titan International Inc.	193,426	1,611
*	Sun Country Airlines Holdings Inc.	143,765	1,579
	National Presto Industries Inc.	19,932	1,561
*	Hertz Global Holdings Inc.	498,628	1,516
*	3D Systems Corp.	505,985	1,083
			847,125
Information Technology (12.2%)
*	Fabrinet	136,462	33,249
*	SPS Commerce Inc.	139,782	27,920
	Badger Meter Inc.	110,976	22,965
*	Insight Enterprises Inc.	104,455	22,674
*	ACI Worldwide Inc.	397,952	20,041
*	Box Inc. Class A	544,693	17,757
*	Itron Inc.	173,101	17,694
*,1	Marathon Digital Holdings Inc.	1,031,380	17,224
	Advanced Energy Industries Inc.	141,512	15,013
*	Sanmina Corp.	209,572	14,540
*	FormFactor Inc.	291,667	14,225
*	DXC Technology Co.	676,039	13,974
*	Axcelis Technologies Inc.	122,959	13,443

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Plexus Corp.	103,504	13,260
	InterDigital Inc.	95,363	13,214
*	Diodes Inc.	174,338	12,150
*	Envestnet Inc.	189,499	11,891
*	Alarm.com Holdings Inc.	189,667	11,293
*	Semtech Corp.	243,988	10,692
*	DoubleVerify Holdings Inc.	532,372	10,488
*	Perficient Inc.	132,863	9,987
*	ePlus Inc.	100,699	9,663
*	SiTime Corp.	66,565	9,629
*	BlackLine Inc.	193,897	9,608
	Progress Software Corp.	163,346	9,499
	Kulicke & Soffa Industries Inc.	209,730	9,188
*	OSI Systems Inc.	59,278	8,884
*	Agilysys Inc.	76,305	8,630
*	Calix Inc.	220,422	8,209
*	Extreme Networks Inc.	491,166	7,736
*	DigitalOcean Holdings Inc.	203,092	7,602
*	Veeco Instruments Inc.	214,157	7,600
*	TTM Technologies Inc.	384,636	7,481
*	Viavi Solutions Inc.	843,511	7,263
*	NCR Voyix Corp.	520,549	7,022
*	Rogers Corp.	63,459	6,807
*	LiveRamp Holdings Inc.	249,990	6,480
*	Ultra Clean Holdings Inc.	169,656	6,396
*	Harmonic Inc.	439,885	6,356
*	Knowles Corp.	338,985	6,254
*	Photronics Inc.	239,229	6,186
*	NetScout Systems Inc.	269,708	5,793
	Benchmark Electronics Inc.	136,111	5,786
	CTS Corp.	115,425	5,685
*	SolarEdge Technologies Inc.	216,379	5,265
	Adeia Inc.	409,536	5,160
	Xerox Holdings Corp.	430,666	4,879
*	Cohu Inc.	177,600	4,779
*	ScanSource Inc.	93,209	4,748
*	Viasat Inc.	283,642	4,453
*	MaxLinear Inc. Class A	284,771	4,323
*	Arlo Technologies Inc.	367,982	4,320
*	SMART Global Holdings Inc.	197,112	4,084
*	Sprinklr Inc. Class A	451,718	4,052
*	Digi International Inc.	137,118	4,039
*	Ichor Holdings Ltd.	126,174	3,911
*	Alpha & Omega Semiconductor Ltd.	87,521	3,659
*	PDF Solutions Inc.	115,752	3,652
	A10 Networks Inc.	263,608	3,630
*	N-able Inc.	264,382	3,400
	PC Connection Inc.	42,632	3,116
	SolarWinds Corp.	195,797	2,504
*	CEVA Inc.	89,440	2,141
*	Corsair Gaming Inc.	165,499	1,154
			594,720
Materials (5.6%)
*	ATI Inc.	469,843	30,014
	Carpenter Technology Corp.	187,279	27,112
	Balchem Corp.	122,374	21,664
	Sealed Air Corp.	550,163	19,228
	HB Fuller Co.	205,910	17,638
	Sensient Technologies Corp.	160,071	12,460
	Warrior Met Coal Inc.	197,621	12,116
	Innospec Inc.	94,218	10,860
	Alpha Metallurgical Resources Inc.	43,737	10,460
	Sylvamo Corp.	132,079	10,446
	Minerals Technologies Inc.	121,842	9,394
	Arch Resources Inc.	68,454	9,339
	Hawkins Inc.	71,913	9,109
	Materion Corp.	78,327	9,089
	Quaker Chemical Corp.	52,336	8,859
*	O-I Glass Inc.	588,343	7,466

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Stepan Co.	80,664	6,262
*	Ingevity Corp.	127,482	5,039
	Kaiser Aluminum Corp.	60,049	4,477
	Worthington Steel Inc.	115,865	4,102
	Mativ Holdings Inc.	204,650	3,880
	Koppers Holdings Inc.	79,739	3,156
	AdvanSix Inc.	100,887	2,982
	Haynes International Inc.	47,750	2,872
	SunCoke Energy Inc.	316,038	2,832
*	Century Aluminum Co.	195,332	2,805
*	Metallus Inc.	148,016	2,407
	Myers Industries Inc.	141,006	2,156
*	Clearwater Paper Corp.	63,217	2,103
	Olympic Steel Inc.	37,140	1,489
	Compass Minerals International Inc.	128,528	1,135
	Mercer International Inc.	167,179	1,003
			273,954
Real Estate (7.5%)
	Essential Properties Realty Trust Inc.	661,734	21,116
	Phillips Edison & Co. Inc.	462,559	17,096
[1]	SL Green Realty Corp.	244,892	16,320
	CareTrust REIT Inc.	536,029	16,016
	Innovative Industrial Properties Inc.	106,860	13,280
	Macerich Co.	815,247	13,019
	Highwoods Properties Inc.	400,521	12,905
	Tanger Inc.	413,271	12,580
	Apple Hospitality REIT Inc.	851,721	12,299
	LXP Industrial Trust	1,112,026	11,521
	SITE Centers Corp.	170,248	10,274
[1]	Medical Properties Trust Inc.	2,268,138	10,207
	Douglas Emmett Inc.	632,430	10,119
	Four Corners Property Trust Inc.	347,587	9,854
*	Cushman & Wakefield plc	744,456	9,678
	Urban Edge Properties	448,969	9,496
	Outfront Media Inc.	551,594	9,405
	Acadia Realty Trust	389,865	8,776
	Sunstone Hotel Investors Inc.	769,733	8,028
	St. Joe Co.	134,674	7,996
	Retail Opportunity Investments Corp.	481,554	7,363
	DiamondRock Hospitality Co.	793,590	6,976
	Global Net Lease Inc.	737,985	6,361
	Pebblebrook Hotel Trust	455,030	6,052
	LTC Properties Inc.	164,196	6,031
	Getty Realty Corp.	185,495	5,895
	Elme Communities	332,379	5,870
	JBG SMITH Properties	315,795	5,495
	Xenia Hotels & Resorts Inc.	384,868	5,480
	Alexander & Baldwin Inc.	274,027	5,423
	Veris Residential Inc.	303,906	5,330
	Easterly Government Properties Inc. Class A	388,810	5,101
	American Assets Trust Inc.	183,857	5,010
	Kennedy-Wilson Holdings Inc.	441,076	4,905
	Safehold Inc.	169,748	4,254
	Centerspace	56,227	4,206
	NexPoint Residential Trust Inc.	86,134	4,074
	Uniti Group Inc.	905,636	3,949
	Marcus & Millichap Inc.	90,284	3,582
[1]	eXp World Holdings Inc.	291,826	3,432
	Brandywine Realty Trust	652,514	3,413
	Armada Hoffler Properties Inc.	251,445	3,095
	Service Properties Trust	623,318	2,923
	Summit Hotel Properties Inc.	405,108	2,751
	Hudson Pacific Properties Inc.	481,091	2,478
	Whitestone REIT	179,991	2,415
	Universal Health Realty Income Trust	48,224	2,165
	Saul Centers Inc.	49,122	2,005
	Community Healthcare Trust Inc.	92,840	1,739
			367,758

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Utilities (2.1%)
Otter Tail Corp.	157,739	13,337
California Water Service Group	218,259	12,076
MGE Energy Inc.	136,687	11,851
American States Water Co.	140,697	11,456
Avista Corp.	295,397	11,414
Chesapeake Utilities Corp.	84,154	9,966
Clearway Energy Inc. Class C	311,678	9,026
SJW Group	110,821	6,537
Northwest Natural Holding Co.	143,599	5,776
Middlesex Water Co.	67,219	4,235
Unitil Corp.	60,877	3,671
Clearway Energy Inc. Class A	130,626	3,510
		102,855
Total Common Stocks (Cost $4,074,984)		4,891,111
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund, 5.373% (Cost $38,394)	384,025	38,399
Total Investments (100.7%) (Cost $4,113,378)		4,929,510
Other Assets and Liabilities—Net (-0.7%)		(32,317)
Net Assets (100%)		4,897,193
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,249,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $36,626,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	32	3,557	8

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AMN Healthcare Services Inc.	1/31/25	CITNA	3,111	(5.335)	—	(685)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,074,984)	4,891,111
Affiliated Issuers (Cost $38,394)	38,399
Total Investments in Securities	4,929,510
Investment in Vanguard	141
Cash Collateral Pledged—Futures Contracts	290
Cash Collateral Pledged—Over-the-Counter Swap Contracts	630
Receivables for Investment Securities Sold	4,550
Receivables for Accrued Income	5,246
Receivables for Capital Shares Issued	447
Variation Margin Receivable—Futures Contracts	19
Total Assets	4,940,833
Liabilities
Due to Custodian	4,767
Payables for Investment Securities Purchased	8
Collateral for Securities on Loan	36,626
Payables for Capital Shares Redeemed	1,361
Payables to Vanguard	193
Unrealized Depreciation—Over-the-Counter Swap Contracts	685
Total Liabilities	43,640
Net Assets	4,897,193
1 Includes $34,249,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	4,784,323
Total Distributable Earnings (Loss)	112,870
Net Assets	4,897,193

ETF Shares—Net Assets
Applicable to 27,150,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,914,849
Net Asset Value Per Share—ETF Shares	$107.36

Institutional Shares—Net Assets
Applicable to 4,589,706 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,982,344
Net Asset Value Per Share—Institutional Shares	$431.91
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	77,064
Interest[2]	436
Securities Lending—Net	1,126
Total Income	78,626
Expenses
The Vanguard Group—Note B
Investment Advisory Services	86
Management and Administrative—ETF Shares	2,105
Management and Administrative—Institutional Shares	1,350
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Institutional Shares	68
Custodian Fees	116
Auditing Fees	31
Shareholders’ Reports—ETF Shares	92
Shareholders’ Reports—Institutional Shares	32
Trustees’ Fees and Expenses	3
Other Expenses	18
Total Expenses	4,028
Net Investment Income	74,598
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(52,302)
Futures Contracts	(277)
Swap Contracts	(3,324)
Realized Net Gain (Loss)	(55,903)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	698,356
Futures Contracts	43
Swap Contracts	717
Change in Unrealized Appreciation (Depreciation)	699,116
Net Increase (Decrease) in Net Assets Resulting from Operations	717,811
1	Dividends are net of foreign withholding taxes of $81,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $412,000, $1,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $217,846,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,598	68,583
Realized Net Gain (Loss)	(55,903)	(63,884)
Change in Unrealized Appreciation (Depreciation)	699,116	198,590
Net Increase (Decrease) in Net Assets Resulting from Operations	717,811	203,289
Distributions
ETF Shares	(36,371)	(32,040)
Institutional Shares	(31,964)	(27,853)
Total Distributions	(68,335)	(59,893)
Capital Share Transactions
ETF Shares	277,922	164,113
Institutional Shares	(224,872)	(136,137)
Net Increase (Decrease) from Capital Share Transactions	53,050	27,976
Total Increase (Decrease)	702,526	171,372
Net Assets
Beginning of Period	4,194,667	4,023,295
End of Period	4,897,193	4,194,667
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$92.94	$89.49	$103.20	$67.80	$69.05
Investment Operations
Net Investment Income[2]	1.613	1.495	1.273	1.143	.973
Net Realized and Unrealized Gain (Loss) on Investments	14.266	3.266	(13.765)	35.170	(1.180)
Total from Investment Operations	15.879	4.761	(12.492)	36.313	(.207)
Distributions
Dividends from Net Investment Income	(1.459)	(1.311)	(1.218)	(.913)	(1.043)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.459)	(1.311)	(1.218)	(.913)	(1.043)
Net Asset Value, End of Period	$107.36	$92.94	$89.49	$103.20	$67.80
Total Return	17.25%	5.44%	-12.26%	53.88%	-0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,915	$2,265	$2,027	$1,806	$987
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.67%	1.31%	1.25%	1.46%
Portfolio Turnover Rate[4]	26%	19%	12%	18%	15%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$373.91	$360.00	$415.16	$272.71	$277.68
Investment Operations
Net Investment Income[1]	6.551	6.087	5.226	4.566	3.951
Net Realized and Unrealized Gain (Loss) on Investments	57.388	13.135	(55.426)	141.589	(4.694)
Total from Investment Operations	63.939	19.222	(50.200)	146.155	(.743)
Distributions
Dividends from Net Investment Income	(5.939)	(5.312)	(4.960)	(3.705)	(4.227)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.939)	(5.312)	(4.960)	(3.705)	(4.227)
Net Asset Value, End of Period	$431.91	$373.91	$360.00	$415.16	$272.71
Total Return	17.24%	5.46%	-12.21%	53.93%	-0.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,982	$1,929	$1,996	$1,852	$1,377
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.69%	1.34%	1.26%	1.47%
Portfolio Turnover Rate[3]	26%	19%	12%	18%	15%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $141,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,891,111	—	—	4,891,111
Temporary Cash Investments	38,399	—	—	38,399
Total	4,929,510	—	—	4,929,510

Derivative Financial Instruments
Assets
Futures Contracts[1]	8	—	—	8
Liabilities
Swap Contracts	—	(685)	—	(685)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	217,739
Total Distributable Earnings (Loss)	(217,739)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	42,439
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	806,135
Capital Loss Carryforwards	(735,704)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	112,870
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	68,335	59,893
Long-Term Capital Gains	—	—
Total	68,335	59,893
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,123,375
Gross Unrealized Appreciation	1,248,372
Gross Unrealized Depreciation	(442,237)
Net Unrealized Appreciation (Depreciation)	806,135

S&P Small-Cap 600 Index Fund
E.  During the year ended August 31, 2024, the fund purchased $1,168,984,000 of investment securities and sold $1,363,398,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $694,383,000 and $430,500,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $243,312,000 and sales were $105,653,000, resulting in net realized loss of $4,486,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	717,857	7,425	944,464	10,550
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(439,935)	(4,650)	(780,351)	(8,825)
Net Increase (Decrease)—ETF Shares	277,922	2,775	164,113	1,725
Institutional Shares
Issued	323,028	847	264,724	739
Issued in Lieu of Cash Distributions	28,051	71	24,779	72
Redeemed	(575,951)	(1,488)	(425,640)	(1,196)
Net Increase (Decrease)—Institutional Shares	(224,872)	(570)	(136,137)	(385)
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.8%)
*	Lumen Technologies Inc.	2,262,041	11,876
*	EchoStar Corp. Class A	268,635	4,980
*	IAC Inc.	93,412	4,930
	John Wiley & Sons Inc. Class A	93,721	4,528
	Cable One Inc.	10,144	3,578
	Telephone & Data Systems Inc.	109,844	2,595
*	QuinStreet Inc.	117,024	2,236
	Scholastic Corp.	56,724	1,808
*	Thryv Holdings Inc.	70,262	1,280
	Shutterstock Inc.	26,220	941
*	Consolidated Communications Holdings Inc.	168,936	772
*	AMC Networks Inc. Class A	68,928	679
*	TechTarget Inc.	24,303	648
*	Gogo Inc.	72,072	574
			41,425
Consumer Discretionary (11.4%)
	VF Corp.	736,469	13,411
	Academy Sports & Outdoors Inc.	164,431	9,123
*	Penn Entertainment Inc.	334,699	6,232
	Newell Brands Inc.	851,221	6,035
	Advance Auto Parts Inc.	132,831	6,019
	Foot Locker Inc.	183,197	5,705
*	Asbury Automotive Group Inc.	22,918	5,630
*	Vista Outdoor Inc.	129,691	5,193
*	Hanesbrands Inc.	783,439	4,975
	Phinia Inc.	101,791	4,882
	Kohl's Corp.	247,147	4,792
*	Brinker International Inc.	57,500	4,112
*	Victoria's Secret & Co.	174,465	4,093
	Leggett & Platt Inc.	300,191	3,794
*	Tri Pointe Homes Inc.	82,445	3,664
*	Sonos Inc.	273,859	3,349
	Dana Inc.	287,520	3,246
*	Topgolf Callaway Brands Corp.	314,973	3,169
	Caleres Inc.	73,682	3,104
	Century Communities Inc.	30,897	3,092
*	Sally Beauty Holdings Inc.	230,656	3,010
	Strategic Education Inc.	28,831	2,782
	LCI Industries	20,992	2,474
	Wolverine World Wide Inc.	178,110	2,442
*	G-III Apparel Group Ltd.	89,168	2,360
*	Fox Factory Holding Corp.	57,487	2,327
	Cheesecake Factory Inc.	56,408	2,217
*	ODP Corp.	71,177	2,196
*	Dorman Products Inc.	19,276	2,186
	Sonic Automotive Inc. Class A	33,124	2,065
*	LGI Homes Inc.	18,276	1,972
	Cracker Barrel Old Country Store Inc.	49,468	1,958
*	Gentherm Inc.	38,071	1,924
*	National Vision Holdings Inc.	175,065	1,849
	Papa John's International Inc.	38,940	1,845
	Monro Inc.	66,633	1,805
	La-Z-Boy Inc.	43,700	1,773
	Bloomin' Brands Inc.	98,264	1,720
	Winnebago Industries Inc.	28,694	1,712
*	American Axle & Manufacturing Holdings Inc.	261,982	1,684
	Sturm Ruger & Co. Inc.	38,761	1,633
	Shoe Carnival Inc.	39,900	1,614
*	BJ's Restaurants Inc.	52,105	1,596

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Upbound Group Inc.	43,916	1,462
	Perdoceo Education Corp.	64,331	1,444
*	MarineMax Inc.	45,224	1,434
	Standard Motor Products Inc.	41,802	1,351
*	Leslie's Inc.	411,692	1,243
*	Sabre Corp.	400,026	1,220
	Buckle Inc.	25,041	1,049
	Worthington Enterprises Inc.	21,125	967
	Ethan Allen Interiors Inc.	30,063	946
	Movado Group Inc.	34,847	831
	Haverty Furniture Cos. Inc.	29,672	813
*	Mister Car Wash Inc.	111,515	726
	Designer Brands Inc. Class A	97,008	644
	Dine Brands Global Inc.	19,564	619
*	Chuy's Holdings Inc.	16,499	614
	Golden Entertainment Inc.	18,861	611
			166,738
Consumer Staples (3.9%)
	PriceSmart Inc.	56,070	5,023
	Edgewell Personal Care Co.	110,417	4,441
*	TreeHouse Foods Inc.	106,636	4,382
*	Grocery Outlet Holding Corp.	223,661	4,236
*	Central Garden & Pet Co. Class A	121,331	4,149
*	Chefs' Warehouse Inc.	78,876	3,378
	Universal Corp.	54,763	2,974
	Energizer Holdings Inc.	80,338	2,603
	WK Kellogg Co.	147,352	2,530
	Vector Group Ltd.	164,008	2,457
*	Simply Good Foods Co.	75,028	2,370
	Fresh Del Monte Produce Inc.	74,711	2,185
*	United Natural Foods Inc.	132,452	2,004
	SpartanNash Co.	76,801	1,697
	Andersons Inc.	33,279	1,696
*	Hain Celestial Group Inc.	200,219	1,602
	B&G Foods Inc.	176,162	1,492
	MGP Ingredients Inc.	14,634	1,311
	National Beverage Corp.	23,460	1,059
*	USANA Health Sciences Inc.	24,619	1,005
	Nu Skin Enterprises Inc. Class A	110,678	988
	Calavo Growers Inc.	39,667	913
	John B Sanfilippo & Son Inc.	9,431	895
*	Central Garden & Pet Co.	20,691	817
	Tootsie Roll Industries Inc.	15,389	457
			56,664
Energy (2.3%)
*	Talos Energy Inc.	348,627	3,999
	World Kinect Corp.	133,558	3,845
	Cactus Inc. Class A	55,918	3,328
	Helmerich & Payne Inc.	101,204	3,302
	Peabody Energy Corp.	129,493	3,031
	Patterson-UTI Energy Inc.	310,135	2,856
*	Bristow Group Inc. Class A	53,777	2,141
*	Green Plains Inc.	144,007	2,041
*	Nabors Industries Ltd.	19,988	1,506
*	ProPetro Holding Corp.	183,648	1,458
*	Dril-Quip Inc.	76,710	1,251
	Core Laboratories Inc.	58,534	1,145
[1]	Comstock Resources Inc.	105,317	1,120
*	Vital Energy Inc.	29,579	1,062
	CVR Energy Inc.	29,229	743
			32,828
Financials (28.0%)
	Comerica Inc.	296,947	16,958
	Jackson Financial Inc. Class A	151,219	13,605
*	Mr Cooper Group Inc.	144,221	13,529
	Lincoln National Corp.	378,890	12,162
	Ameris Bancorp	144,216	8,888
	HA Sustainable Infrastructure Capital Inc.	253,446	8,207

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	United Community Banks Inc.	265,491	8,089
	Atlantic Union Bankshares Corp.	200,039	7,938
	Fulton Financial Corp.	405,046	7,838
	Community Financial System Inc.	117,590	7,192
	Blackstone Mortgage Trust Inc. Class A	386,834	7,141
	First Hawaiian Inc.	284,877	6,931
*	Genworth Financial Inc. Class A	975,275	6,807
	Bread Financial Holdings Inc.	110,497	6,428
	BankUnited Inc.	166,600	6,402
	Virtu Financial Inc. Class A	198,202	6,087
	Independent Bank Corp.	94,625	5,991
	Simmons First National Corp. Class A	279,626	5,990
[1]	Arbor Realty Trust Inc.	420,086	5,713
	First Financial Bancorp	212,719	5,631
	Provident Financial Services Inc.	290,851	5,546
	Pacific Premier Bancorp Inc.	214,894	5,523
	WaFd Inc.	150,580	5,522
	Radian Group Inc.	150,981	5,458
	CVB Financial Corp.	295,619	5,445
*	Enova International Inc.	60,415	5,179
	NBT Bancorp Inc.	105,069	5,144
	Seacoast Banking Corp. of Florida	187,564	5,132
*	StoneX Group Inc.	60,783	5,036
	Renasant Corp.	139,456	4,881
	Piper Sandler Cos.	17,683	4,822
	Moelis & Co. Class A	72,139	4,818
	ServisFirst Bancshares Inc.	59,037	4,786
	Independent Bank Group Inc.	80,221	4,670
	Walker & Dunlop Inc.	42,832	4,586
	Banner Corp.	76,770	4,573
	Trustmark Corp.	136,386	4,543
	Stewart Information Services Corp.	61,462	4,543
	StepStone Group Inc. Class A	81,558	4,461
	Banc of California Inc.	309,350	4,399
*	NCR Atleos Corp.	152,693	4,369
	WSFS Financial Corp.	73,652	4,032
	Northwest Bancshares Inc.	283,585	3,928
	Mercury General Corp.	59,231	3,923
	First Bancorp	91,747	3,897
	FB Financial Corp.	78,533	3,787
	Cathay General Bancorp	85,995	3,783
	National Bank Holdings Corp. Class A	84,293	3,693
	Assured Guaranty Ltd.	46,075	3,690
	BGC Group Inc. Class A	359,306	3,550
	Bank of Hawaii Corp.	53,067	3,522
	Hope Bancorp Inc.	268,785	3,438
	Hilltop Holdings Inc.	103,258	3,392
	Park National Corp.	18,898	3,322
	Horace Mann Educators Corp.	91,286	3,251
	Veritex Holdings Inc.	121,503	3,061
	Navient Corp.	179,398	3,037
	Safety Insurance Group Inc.	33,056	2,927
*	Axos Financial Inc.	41,801	2,902
	Ready Capital Corp.	346,203	2,870
	Stellar Bancorp Inc.	105,069	2,865
	Artisan Partners Asset Management Inc. Class A	68,558	2,851
	PennyMac Mortgage Investment Trust	193,538	2,750
	Employers Holdings Inc.	56,463	2,707
	Cohen & Steers Inc.	29,869	2,669
*	Encore Capital Group Inc.	52,787	2,644
	PJT Partners Inc. Class A	21,139	2,611
*	NMI Holdings Inc. Class A	62,601	2,571
*	Payoneer Global Inc.	338,665	2,516
	Franklin BSP Realty Trust Inc.	182,452	2,485
	First Commonwealth Financial Corp.	122,711	2,113
	Lakeland Financial Corp.	30,119	2,053
*	PRA Group Inc.	87,690	2,045
	Dime Community Bancshares Inc.	78,166	2,033
	Brookline Bancorp Inc.	198,102	2,027
*,1	Trupanion Inc.	41,875	1,915

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Heritage Financial Corp.	77,299	1,765
	S&T Bancorp Inc.	40,041	1,721
	Tompkins Financial Corp.	27,927	1,713
	Central Pacific Financial Corp.	60,251	1,657
	Capitol Federal Financial Inc.	275,082	1,653
	City Holding Co.	13,158	1,562
	KKR Real Estate Finance Trust Inc.	129,741	1,548
*	ProAssurance Corp.	113,683	1,523
	TrustCo Bank Corp.	42,383	1,477
	Eagle Bancorp Inc.	67,286	1,465
*	EZCORP Inc. Class A	115,812	1,415
	Southside Bancshares Inc.	39,111	1,339
	Hanmi Financial Corp.	67,279	1,333
	Berkshire Hills Bancorp Inc.	48,312	1,330
	BancFirst Corp.	12,284	1,307
	AMERISAFE Inc.	24,281	1,217
	Westamerica Bancorp	23,185	1,201
	Apollo Commercial Real Estate Finance Inc.	110,760	1,173
	Virtus Investment Partners Inc.	5,523	1,169
*	Green Dot Corp. Class A	101,983	1,139
	United Fire Group Inc.	47,359	969
	ARMOUR Residential REIT Inc.	33,679	689
	Brightsphere Investment Group Inc.	26,242	640
[1]	B. Riley Financial Inc.	36,455	179
			407,007
Health Care (9.3%)
	Organon & Co.	573,096	12,809
	Select Medical Holdings Corp.	237,625	8,571
*	ICU Medical Inc.	45,609	7,541
*	Merit Medical Systems Inc.	53,084	5,132
	Premier Inc. Class A	233,402	4,754
*	QuidelOrtho Corp.	109,959	4,646
*	Fortrea Holdings Inc.	199,229	4,594
*	Omnicell Inc.	102,339	4,552
*	Prestige Consumer Healthcare Inc.	57,842	4,317
	Patterson Cos. Inc.	177,651	3,995
*	Ligand Pharmaceuticals Inc.	37,632	3,981
*	Alkermes plc	135,765	3,863
*	Krystal Biotech Inc.	18,919	3,691
*	Tandem Diabetes Care Inc.	77,720	3,381
*	Integra LifeSciences Holdings Corp.	153,548	3,123
*	Addus HomeCare Corp.	22,874	3,042
*	Myriad Genetics Inc.	102,870	2,914
*	Supernus Pharmaceuticals Inc.	73,504	2,584
*	Owens & Minor Inc.	163,303	2,538
*	Corcept Therapeutics Inc.	71,461	2,523
*	Avanos Medical Inc.	102,292	2,478
	National HealthCare Corp.	16,008	2,195
*	Inari Medical Inc.	49,581	2,143
	Embecta Corp.	128,508	2,100
*	AMN Healthcare Services Inc.	38,951	2,066
*	Pediatrix Medical Group Inc.	184,489	2,004
*	AdaptHealth Corp. Class A	174,049	1,913
*	Pacira BioSciences Inc.	103,729	1,614
*	Protagonist Therapeutics Inc.	37,630	1,614
*	Vir Biotechnology Inc.	194,062	1,603
	Mesa Laboratories Inc.	11,424	1,527
*	Harmony Biosciences Holdings Inc.	40,397	1,453
*	STAAR Surgical Co.	42,693	1,413
	US Physical Therapy Inc.	15,111	1,293
*	Certara Inc.	100,860	1,236
*	Arcus Biosciences Inc.	71,759	1,229
*	Cytek Biosciences Inc.	213,516	1,226
*	Innoviva Inc.	61,204	1,186
*	Xencor Inc.	65,962	1,154
*	Schrodinger Inc.	54,187	1,140
*	Varex Imaging Corp.	91,145	1,137
*	Artivion Inc.	40,644	1,103
*	Cross Country Healthcare Inc.	72,834	1,087

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Fulgent Genetics Inc.	45,347	1,023
	Phibro Animal Health Corp. Class A	45,329	952
*	Enhabit Inc.	111,768	943
*	BioLife Solutions Inc.	32,417	839
	HealthStream Inc.	25,143	730
*	REGENXBIO Inc.	57,589	704
*	Ironwood Pharmaceuticals Inc. Class A	134,061	678
	Simulations Plus Inc.	14,609	530
			134,864
Industrials (16.3%)
	Robert Half Inc.	231,516	14,509
*	Dycom Industries Inc.	64,832	11,408
*	Alaska Air Group Inc.	282,767	10,211
*	Sunrun Inc.	494,021	10,137
	Air Lease Corp. Class A	182,335	8,437
	ABM Industries Inc.	141,036	8,060
*	Resideo Technologies Inc.	325,385	6,560
	Hub Group Inc. Class A	137,571	6,484
*	Gates Industrial Corp. plc	302,359	5,491
	Werner Enterprises Inc.	142,021	5,249
	Hillenbrand Inc.	156,424	5,156
	MillerKnoll Inc.	159,638	4,701
*	Masterbrand Inc.	283,011	4,540
	Kennametal Inc.	175,281	4,535
	Barnes Group Inc.	112,982	4,524
*	Mercury Systems Inc.	116,383	4,411
*	Hayward Holdings Inc.	282,498	4,192
*	OPENLANE Inc.	241,344	4,182
	Enpro Inc.	25,677	4,130
*	GEO Group Inc.	297,155	4,122
	Arcosa Inc.	44,395	4,062
*	RXO Inc.	141,455	4,026
	Rush Enterprises Inc. Class A	75,864	3,998
*	JetBlue Airways Corp.	758,038	3,851
	UniFirst Corp.	19,807	3,757
	Granite Construction Inc.	48,217	3,624
	Korn Ferry	48,832	3,567
*	CoreCivic Inc.	247,903	3,416
	Albany International Corp. Class A	36,145	3,403
	Greenbrier Cos. Inc.	69,374	3,361
*	SkyWest Inc.	41,259	3,199
*	DNOW Inc.	238,007	3,099
	Trinity Industries Inc.	91,183	3,010
*	NV5 Global Inc.	28,782	2,767
	Brady Corp. Class A	34,932	2,586
	John Bean Technologies Corp.	28,373	2,549
	Pitney Bowes Inc.	346,823	2,452
	Interface Inc. Class A	129,795	2,451
*	Triumph Group Inc.	171,290	2,386
	HNI Corp.	42,163	2,270
	Forward Air Corp.	70,366	2,236
	Schneider National Inc. Class B	82,388	2,234
*	Enviri Corp.	178,509	2,133
	Deluxe Corp.	98,167	2,021
	Wabash National Corp.	100,320	1,952
	Vestis Corp.	137,681	1,937
	Apogee Enterprises Inc.	27,123	1,811
*	Healthcare Services Group Inc.	164,108	1,787
	Griffon Corp.	26,504	1,754
	Heidrick & Struggles International Inc.	45,118	1,742
	Astec Industries Inc.	50,725	1,716
	Enerpac Tool Group Corp. Class A	39,886	1,645
*	DXP Enterprises Inc.	29,106	1,601
	CSG Systems International Inc.	32,322	1,568
	Lindsay Corp.	12,543	1,556
	Kelly Services Inc. Class A	71,759	1,515
*	American Woodmark Corp.	15,531	1,392
*	AAR Corp.	20,661	1,359
	Allegiant Travel Co.	32,209	1,355

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Marten Transport Ltd.	68,210	1,190
*	Titan International Inc.	113,668	947
*	Vicor Corp.	23,724	913
*	Hertz Global Holdings Inc.	294,528	895
	Quanex Building Products Corp.	30,644	847
*	3D Systems Corp.	297,350	636
	Matthews International Corp. Class A	24,645	624
*	Proto Labs Inc.	19,741	604
	Heartland Express Inc.	45,973	569
	Insteel Industries Inc.	16,051	552
	National Presto Industries Inc.	6,561	514
*	Sun Country Airlines Holdings Inc.	46,456	510
			236,988
Information Technology (9.1%)
*	Sanmina Corp.	123,570	8,573
*	DXC Technology Co.	398,632	8,240
*	Itron Inc.	52,133	5,329
*	Insight Enterprises Inc.	21,590	4,686
*	TTM Technologies Inc.	226,799	4,411
*	Plexus Corp.	34,179	4,379
*	ACI Worldwide Inc.	86,919	4,377
*	Viavi Solutions Inc.	497,479	4,283
*	NCR Voyix Corp.	307,027	4,142
*	Box Inc. Class A	125,451	4,090
*	Envestnet Inc.	64,822	4,067
*	Ultra Clean Holdings Inc.	100,071	3,773
*	Semtech Corp.	79,134	3,468
*	NetScout Systems Inc.	159,152	3,418
	Benchmark Electronics Inc.	80,333	3,415
	Advanced Energy Industries Inc.	31,712	3,364
	Xerox Holdings Corp.	254,631	2,885
*	ScanSource Inc.	55,055	2,804
*	Diodes Inc.	40,083	2,793
*	Viasat Inc.	167,563	2,631
*	Calix Inc.	66,272	2,468
*	Sprinklr Inc. Class A	267,000	2,395
*	Digi International Inc.	81,063	2,388
*	SiTime Corp.	16,486	2,385
*	Ichor Holdings Ltd.	74,639	2,314
*	Perficient Inc.	30,552	2,297
*	ePlus Inc.	23,154	2,222
*	Knowles Corp.	117,996	2,177
*	Alpha & Omega Semiconductor Ltd.	51,806	2,166
*	DigitalOcean Holdings Inc.	53,903	2,018
	Kulicke & Soffa Industries Inc.	45,723	2,003
*	SolarEdge Technologies Inc.	77,893	1,895
*	BlackLine Inc.	37,734	1,870
	PC Connection Inc.	25,266	1,846
	Adeia Inc.	145,075	1,828
*	Extreme Networks Inc.	115,844	1,824
*	Harmonic Inc.	119,495	1,727
*	Cohu Inc.	61,897	1,666
	CTS Corp.	29,968	1,476
*	SMART Global Holdings Inc.	68,755	1,425
*	Rogers Corp.	12,342	1,324
	A10 Networks Inc.	82,643	1,138
*	Photronics Inc.	42,358	1,095
*	MaxLinear Inc. Class A	64,007	972
	SolarWinds Corp.	64,091	820
*	N-able Inc.	56,311	724
*	CEVA Inc.	29,949	717
*	Corsair Gaming Inc.	97,248	678
			132,986
Materials (4.5%)
	Sealed Air Corp.	194,710	6,805
	Sylvamo Corp.	77,898	6,161
	Balchem Corp.	31,788	5,627
	HB Fuller Co.	61,921	5,304
*	O-I Glass Inc.	347,023	4,404

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Sensient Technologies Corp.	53,810	4,189
	Stepan Co.	47,574	3,693
*	Ingevity Corp.	75,290	2,976
	Minerals Technologies Inc.	35,932	2,770
	Kaiser Aluminum Corp.	35,472	2,644
	Quaker Chemical Corp.	14,811	2,507
	Innospec Inc.	20,551	2,369
	Mativ Holdings Inc.	121,058	2,295
	AdvanSix Inc.	59,765	1,767
	Arch Resources Inc.	12,514	1,707
	SunCoke Energy Inc.	187,364	1,679
*	Century Aluminum Co.	115,693	1,661
*	Clearwater Paper Corp.	37,172	1,237
	Koppers Holdings Inc.	22,211	879
	Worthington Steel Inc.	21,231	752
	Haynes International Inc.	12,465	750
	Compass Minerals International Inc.	75,534	667
	Myers Industries Inc.	42,266	646
*	Metallus Inc.	37,404	608
	Mercer International Inc.	98,263	590
	Olympic Steel Inc.	11,129	446
			65,133
Real Estate (9.7%)
	SL Green Realty Corp.	144,416	9,624
	Macerich Co.	480,774	7,678
	Highwoods Properties Inc.	236,209	7,611
	LXP Industrial Trust	655,856	6,795
[1]	Medical Properties Trust Inc.	1,337,745	6,020
	Essential Properties Realty Trust Inc.	187,623	5,987
	Douglas Emmett Inc.	372,997	5,968
*	Cushman & Wakefield plc	438,968	5,707
	Acadia Realty Trust	229,943	5,176
	Phillips Edison & Co. Inc.	133,657	4,940
	Retail Opportunity Investments Corp.	284,030	4,343
	Global Net Lease Inc.	435,430	3,753
	Pebblebrook Hotel Trust	268,536	3,572
	Innovative Industrial Properties Inc.	28,415	3,531
	CareTrust REIT Inc.	117,177	3,501
	Elme Communities	196,107	3,463
	Four Corners Property Trust Inc.	114,795	3,254
	JBG SMITH Properties	186,325	3,242
	Outfront Media Inc.	188,693	3,217
	SITE Centers Corp.	53,207	3,211
	Alexander & Baldwin Inc.	161,754	3,201
	Easterly Government Properties Inc. Class A	229,609	3,012
	American Assets Trust Inc.	108,555	2,958
	Kennedy-Wilson Holdings Inc.	260,479	2,897
	Safehold Inc.	100,291	2,513
	Centerspace	33,225	2,485
	NexPoint Residential Trust Inc.	50,918	2,408
	Urban Edge Properties	108,558	2,296
	LTC Properties Inc.	55,227	2,029
	Brandywine Realty Trust	383,915	2,008
	Getty Realty Corp.	62,381	1,982
	Veris Residential Inc.	107,637	1,888
	Service Properties Trust	369,417	1,733
	Hudson Pacific Properties Inc.	282,714	1,456
	Xenia Hotels & Resorts Inc.	93,154	1,327
	Marcus & Millichap Inc.	31,511	1,250
	Uniti Group Inc.	257,006	1,121
	Armada Hoffler Properties Inc.	85,195	1,049
	Summit Hotel Properties Inc.	118,148	802
	Whitestone REIT	53,941	724
	Universal Health Realty Income Trust	14,745	662
	Community Healthcare Trust Inc.	32,731	613
	Saul Centers Inc.	14,725	601
			141,608
Utilities (2.5%)
	Avista Corp.	174,303	6,735

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
Clearway Energy Inc. Class C	211,899	6,137
California Water Service Group	77,240	4,274
Northwest Natural Holding Co.	84,768	3,409
Chesapeake Utilities Corp.	27,302	3,233
American States Water Co.	39,013	3,176
MGE Energy Inc.	36,296	3,147
SJW Group	37,287	2,200
Middlesex Water Co.	21,468	1,353
Clearway Energy Inc. Class A	45,663	1,227
Unitil Corp.	19,838	1,196
		36,087
Total Common Stocks (Cost $1,352,025)		1,452,328
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund, 5.373% (Cost $13,073)	130,757	13,074
Total Investments (100.7%) (Cost $1,365,098)		1,465,402
Other Assets and Liabilities—Net (-0.7%)		(9,575)
Net Assets (100%)		1,455,827
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,695,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,521,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	32	3,557	102
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,352,025)	1,452,328
Affiliated Issuers (Cost $13,073)	13,074
Total Investments in Securities	1,465,402
Investment in Vanguard	42
Cash Collateral Pledged—Futures Contracts	160
Receivables for Investment Securities Sold	2,136
Receivables for Accrued Income	1,904
Receivables for Capital Shares Issued	4
Variation Margin Receivable—Futures Contracts	14
Total Assets	1,469,662
Liabilities
Due to Custodian	2,219
Payables for Investment Securities Purchased	1
Collateral for Securities on Loan	11,521
Payables for Capital Shares Redeemed	2
Payables to Vanguard	92
Total Liabilities	13,835
Net Assets	1,455,827
1 Includes $10,695,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,756,691
Total Distributable Earnings (Loss)	(300,864)
Net Assets	1,455,827

ETF Shares—Net Assets
Applicable to 15,177,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,400,240
Net Asset Value Per Share—ETF Shares	$92.26

Institutional Shares—Net Assets
Applicable to 143,926 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,587
Net Asset Value Per Share—Institutional Shares	$386.22
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends	29,245
Interest[1]	60
Securities Lending—Net	635
Total Income	29,940
Expenses
The Vanguard Group—Note B
Investment Advisory Services	28
Management and Administrative—ETF Shares	1,693
Management and Administrative—Institutional Shares	37
Marketing and Distribution—ETF Shares	66
Marketing and Distribution—Institutional Shares	2
Custodian Fees	53
Auditing Fees	31
Shareholders’ Reports—ETF Shares	66
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	1,996
Net Investment Income	27,944
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	34,362
Futures Contracts	294
Realized Net Gain (Loss)	34,656
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	123,973
Futures Contracts	99
Change in Unrealized Appreciation (Depreciation)	124,072
Net Increase (Decrease) in Net Assets Resulting from Operations	186,672
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $53,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $150,126,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,944	24,782
Realized Net Gain (Loss)	34,656	(58,051)
Change in Unrealized Appreciation (Depreciation)	124,072	79,814
Net Increase (Decrease) in Net Assets Resulting from Operations	186,672	46,545
Distributions
ETF Shares	(27,662)	(23,212)
Institutional Shares	(1,235)	(1,044)
Total Distributions	(28,897)	(24,256)
Capital Share Transactions
ETF Shares	(29,348)	7,972
Institutional Shares	(3,562)	(1,724)
Net Increase (Decrease) from Capital Share Transactions	(32,910)	6,248
Total Increase (Decrease)	124,865	28,537
Net Assets
Beginning of Period	1,330,962	1,302,425
End of Period	1,455,827	1,330,962
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$82.73	$80.11	$88.82	$56.26	$61.62
Investment Operations
Net Investment Income[2]	1.718	1.529	1.372	1.296	1.091
Net Realized and Unrealized Gain (Loss) on Investments	9.595	2.600	(8.648)	32.307	(5.393)
Total from Investment Operations	11.313	4.129	(7.276)	33.603	(4.302)
Distributions
Dividends from Net Investment Income	(1.783)	(1.509)	(1.434)	(1.043)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.783)	(1.509)	(1.434)	(1.043)	(1.058)
Net Asset Value, End of Period	$92.26	$82.73	$80.11	$88.82	$56.26
Total Return	13.93%	5.29%	-8.28%	60.19%	-7.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,400	$1,278	$1,250	$1,328	$501
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.89%	1.59%	1.61%	1.90%
Portfolio Turnover Rate[3]	52%	45%	36%	30%	46%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$346.33	$335.40	$371.84	$235.47	$257.69
Investment Operations
Net Investment Income[1]	7.424	6.654	5.824	5.457	4.805
Net Realized and Unrealized Gain (Loss) on Investments	40.170	10.833	(36.009)	135.457	(22.489)
Total from Investment Operations	47.594	17.487	(30.185)	140.914	(17.684)
Distributions
Dividends from Net Investment Income	(7.704)	(6.557)	(6.255)	(4.544)	(4.536)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.704)	(6.557)	(6.255)	(4.544)	(4.536)
Net Asset Value, End of Period	$386.22	$346.33	$335.40	$371.84	$235.47
Total Return	14.00%	5.39%	-8.20%	60.32%	-6.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$53	$53	$68	$42
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.12%	1.96%	1.61%	1.67%	2.00%
Portfolio Turnover Rate[2]	52%	45%	36%	30%	46%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending

S&P Small-Cap 600 Value Index Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $42,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	149,987
Total Distributable Earnings (Loss)	(149,987)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,881
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	98,669
Capital Loss Carryforwards	(404,414)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(300,864)

S&P Small-Cap 600 Value Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	28,897	24,256
Long-Term Capital Gains	—	—
Total	28,897	24,256
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,366,733
Gross Unrealized Appreciation	233,116
Gross Unrealized Depreciation	(134,447)
Net Unrealized Appreciation (Depreciation)	98,669
E.  During the year ended August 31, 2024, the fund purchased $760,940,000 of investment securities and sold $712,462,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $467,010,000 and $546,777,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $295,993,000 and sales were $171,235,000, resulting in net realized loss of $1,983,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	521,966	6,177	518,976	6,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(551,314)	(6,450)	(511,004)	(6,475)
Net Increase (Decrease)—ETF Shares	(29,348)	(273)	7,972	(150)
Institutional Shares
Issued	10,759	32	7,943	23
Issued in Lieu of Cash Distributions	1,057	3	889	3
Redeemed	(15,378)	(43)	(10,556)	(31)
Net Increase (Decrease)—Institutional Shares	(3,562)	(8)	(1,724)	(5)
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2024, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

S&P Small-Cap 600 Value Index Fund
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.3%)
*	Madison Square Garden Sports Corp.	25,386	5,307
	Cogent Communications Holdings Inc.	64,157	4,490
*	Cinemark Holdings Inc.	162,200	4,441
*	Yelp Inc. Class A	102,550	3,582
*	Cargurus Inc. Class A	119,336	3,458
*	TripAdvisor Inc.	165,365	2,399
*	IAC Inc.	42,480	2,242
	Telephone & Data Systems Inc.	74,944	1,770
*	Cars.com Inc.	93,478	1,668
	Shenandoah Telecommunications Co.	76,291	1,154
	Shutterstock Inc.	18,613	668
*	TechTarget Inc.	22,910	611
*	Gogo Inc.	43,587	347
			32,137
Consumer Discretionary (15.3%)
	Meritage Homes Corp.	55,202	10,934
	Installed Building Products Inc.	35,687	7,934
	Group 1 Automotive Inc.	20,085	7,567
*	M/I Homes Inc.	42,197	6,725
*	Boot Barn Holdings Inc.	46,216	6,201
	Six Flags Entertainment Corp.	141,318	6,187
	American Eagle Outfitters Inc.	281,150	5,786
	Signet Jewelers Ltd.	67,881	5,709
*	Shake Shack Inc. Class A	57,234	5,690
*	Frontdoor Inc.	118,256	5,686
	Kontoor Brands Inc.	75,537	5,654
*	Stride Inc.	60,725	5,000
*	Cavco Industries Inc.	11,803	4,878
	Steven Madden Ltd.	104,850	4,729
*	Adtalem Global Education Inc.	57,166	4,328
	Patrick Industries Inc.	32,013	4,137
*	Tri Pointe Homes Inc.	87,977	3,910
*	Asbury Automotive Group Inc.	15,033	3,693
*	Dorman Products Inc.	29,275	3,320
*	Urban Outfitters Inc.	86,212	3,131
*	Green Brick Partners Inc.	38,246	3,013
	LCI Industries	24,369	2,872
	Century Communities Inc.	21,929	2,194
*	Brinker International Inc.	28,399	2,031
*	LGI Homes Inc.	18,709	2,018
	Oxford Industries Inc.	22,341	1,943
*	Dave & Buster's Entertainment Inc.	49,014	1,536
	Monarch Casino & Resort Inc.	19,947	1,514
	Winnebago Industries Inc.	24,923	1,487
	Worthington Enterprises Inc.	32,079	1,469
	Jack in the Box Inc.	29,481	1,455
	La-Z-Boy Inc.	34,993	1,420
*	XPEL Inc.	32,352	1,401
	Strategic Education Inc.	13,663	1,318
	Cheesecake Factory Inc.	32,789	1,289
	Upbound Group Inc.	38,139	1,270
	Perdoceo Education Corp.	55,858	1,253
	Buckle Inc.	27,876	1,168
	Bloomin' Brands Inc.	64,418	1,127
*	Gentherm Inc.	22,129	1,118
	Papa John's International Inc.	23,553	1,116
*	Fox Factory Holding Corp.	24,051	974
*	Sabre Corp.	307,743	939
	Guess? Inc.	41,452	859

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Golden Entertainment Inc.	20,073	650
*	Chuy's Holdings Inc.	14,925	555
	Ethan Allen Interiors Inc.	14,258	449
*	Mister Car Wash Inc.	64,678	421
	Dine Brands Global Inc.	10,079	319
			150,377
Consumer Staples (2.8%)
	WD-40 Co.	20,602	5,415
	Cal-Maine Foods Inc.	61,875	4,458
	J & J Snack Foods Corp.	23,569	4,011
	Inter Parfums Inc.	27,256	3,512
*	Simply Good Foods Co.	87,136	2,753
	Energizer Holdings Inc.	46,696	1,513
	Vector Group Ltd.	91,538	1,371
	Andersons Inc.	25,595	1,305
	MGP Ingredients Inc.	13,789	1,235
	National Beverage Corp.	19,560	883
	John B Sanfilippo & Son Inc.	7,257	688
	Tootsie Roll Industries Inc.	16,434	488
			27,632
Energy (7.2%)
	SM Energy Co.	174,885	7,980
	Magnolia Oil & Gas Corp. Class A	275,050	7,044
*	Tidewater Inc.	73,798	6,546
	Northern Oil & Gas Inc.	139,132	5,535
	California Resources Corp.	97,556	5,119
	Liberty Energy Inc. Class A	230,554	4,747
	Archrock Inc.	226,294	4,578
*	Oceaneering International Inc.	154,130	4,160
	CONSOL Energy Inc.	40,210	4,113
	Cactus Inc. Class A	61,929	3,686
	Helmerich & Payne Inc.	81,031	2,644
*	Helix Energy Solutions Group Inc.	217,858	2,444
	Patterson-UTI Energy Inc.	258,627	2,382
	Dorian LPG Ltd.	51,831	2,021
*	Par Pacific Holdings Inc.	81,019	1,818
	Peabody Energy Corp.	72,284	1,692
*	REX American Resources Corp.	23,153	1,050
	RPC Inc.	128,418	824
	Comstock Resources Inc.	74,754	795
*	Vital Energy Inc.	18,615	668
	CVR Energy Inc.	24,369	619
	Core Laboratories Inc.	31,363	614
			71,079
Financials (11.6%)
	First Bancorp	251,423	5,375
	Radian Group Inc.	125,913	4,552
*	Bancorp Inc.	78,702	4,124
	Moelis & Co. Class A	57,761	3,858
	Assured Guaranty Ltd.	47,163	3,777
*	Palomar Holdings Inc.	37,880	3,758
*	Axos Financial Inc.	48,552	3,371
	EVERTEC Inc.	97,918	3,354
	BGC Group Inc. Class A	338,496	3,344
	OFG Bancorp	71,449	3,286
*	NMI Holdings Inc. Class A	79,315	3,258
*	Goosehead Insurance Inc. Class A	38,364	3,236
	Piper Sandler Cos.	11,583	3,159
	PROG Holdings Inc.	65,636	3,069
	ServisFirst Bancshares Inc.	34,319	2,782
*	Triumph Financial Inc.	32,818	2,756
	Pathward Financial Inc.	38,429	2,645
*	Donnelley Financial Solutions Inc.	37,873	2,525
	Artisan Partners Asset Management Inc. Class A	59,494	2,474
	PJT Partners Inc. Class A	19,127	2,362
	Walker & Dunlop Inc.	22,048	2,361
	Cathay General Bancorp	52,028	2,289
	WSFS Financial Corp.	41,108	2,250

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Customers Bancorp Inc.	43,293	2,243
	Two Harbors Investment Corp.	157,332	2,228
*	SiriusPoint Ltd.	139,958	2,098
	Cohen & Steers Inc.	19,583	1,750
	WisdomTree Inc.	169,701	1,721
	Ellington Financial Inc.	129,276	1,700
	Bank of Hawaii Corp.	24,143	1,602
	City Holding Co.	13,464	1,599
	Park National Corp.	8,966	1,576
	Preferred Bank	18,737	1,552
	Redwood Trust Inc.	200,888	1,521
	BancFirst Corp.	13,675	1,455
	Virtus Investment Partners Inc.	6,421	1,359
	S&T Bancorp Inc.	30,805	1,324
	Apollo Commercial Real Estate Finance Inc.	123,266	1,305
	StepStone Group Inc. Class A	23,727	1,298
	Westamerica Bancorp	24,736	1,281
	Lakeland Financial Corp.	18,215	1,241
	First Commonwealth Financial Corp.	71,321	1,228
*,1	Trupanion Inc.	26,312	1,203
*	Payoneer Global Inc.	154,032	1,145
	HCI Group Inc.	11,146	1,068
	ARMOUR Residential REIT Inc.	51,146	1,046
	New York Mortgage Trust Inc.	138,679	925
	Berkshire Hills Bancorp Inc.	31,661	872
*	Ambac Financial Group Inc.	68,748	804
	Brightsphere Investment Group Inc.	26,860	655
	AMERISAFE Inc.	12,491	626
*	World Acceptance Corp.	5,094	600
	Southside Bancshares Inc.	17,066	584
			113,574
Health Care (12.5%)
	Ensign Group Inc.	85,837	12,992
*	Glaukos Corp.	76,583	10,254
*	RadNet Inc.	101,051	6,699
*	Integer Holdings Corp.	50,933	6,625
*	Merit Medical Systems Inc.	52,122	5,039
*	Krystal Biotech Inc.	24,933	4,865
*	Alkermes plc	164,634	4,684
*	CorVel Corp.	13,781	4,420
*	Vericel Corp.	73,882	3,816
*	UFP Technologies Inc.	10,726	3,660
*	Catalyst Pharmaceuticals Inc.	170,578	3,454
	CONMED Corp.	46,824	3,428
*	NeoGenomics Inc.	194,155	3,207
*	Corcept Therapeutics Inc.	90,537	3,196
*	Privia Health Group Inc.	157,811	3,178
*	Astrana Health Inc.	64,344	3,075
*	Amphastar Pharmaceuticals Inc.	58,024	2,828
	LeMaitre Vascular Inc.	30,368	2,742
*	Prestige Consumer Healthcare Inc.	36,427	2,719
*	Protagonist Therapeutics Inc.	63,315	2,716
*	Dynavax Technologies Corp.	198,976	2,232
*	Tandem Diabetes Care Inc.	45,169	1,965
*	Inari Medical Inc.	44,831	1,938
*	Collegium Pharmaceutical Inc.	49,730	1,913
*	Myriad Genetics Inc.	67,449	1,911
*	AMN Healthcare Services Inc.	31,191	1,654
*	STAAR Surgical Co.	45,554	1,507
*	Addus HomeCare Corp.	11,269	1,499
*	ANI Pharmaceuticals Inc.	23,311	1,486
	National HealthCare Corp.	9,689	1,329
*	Supernus Pharmaceuticals Inc.	33,420	1,175
*	Certara Inc.	95,010	1,164
	US Physical Therapy Inc.	12,603	1,079
*	Schrodinger Inc.	47,047	989
*	Artivion Inc.	32,496	882
*	BioLife Solutions Inc.	33,174	859
*	Xencor Inc.	48,753	853

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Innoviva Inc.	41,766	809
*	Harmony Biosciences Holdings Inc.	20,795	748
*	Ironwood Pharmaceuticals Inc. Class A	121,493	615
*	Arcus Biosciences Inc.	33,961	581
	HealthStream Inc.	19,345	562
	Simulations Plus Inc.	14,345	520
*	REGENXBIO Inc.	29,610	362
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			122,229
Industrials (18.3%)
	Mueller Industries Inc.	172,695	12,557
*	SPX Technologies Inc.	70,272	11,464
	Federal Signal Corp.	92,881	8,776
*	AeroVironment Inc.	42,501	8,660
	Moog Inc. Class A	43,705	8,627
	Armstrong World Industries Inc.	66,516	8,432
	Boise Cascade Co.	60,017	8,139
	Matson Inc.	51,950	7,185
*	Verra Mobility Corp. Class A	253,153	6,990
	Franklin Electric Co. Inc.	60,246	6,257
*	GMS Inc.	60,561	5,256
	ESCO Technologies Inc.	39,135	4,693
	Arcosa Inc.	43,572	3,986
	ArcBest Corp.	35,627	3,787
	AZZ Inc.	45,155	3,756
	Korn Ferry	46,007	3,361
	Brady Corp. Class A	44,267	3,278
*	Gibraltar Industries Inc.	46,327	3,228
	Standex International Corp.	18,017	3,219
	Alamo Group Inc.	15,750	2,920
	Tennant Co.	28,889	2,822
	John Bean Technologies Corp.	29,040	2,609
	Granite Construction Inc.	34,229	2,573
*	MYR Group Inc.	25,480	2,568
*	SkyWest Inc.	33,062	2,564
	Griffon Corp.	38,431	2,544
*	AAR Corp.	36,233	2,383
	Powell Industries Inc.	14,030	2,349
*	RXO Inc.	82,195	2,339
	HNI Corp.	43,139	2,323
	Enpro Inc.	14,341	2,306
	Enerpac Tool Group Corp. Class A	55,265	2,279
	Rush Enterprises Inc. Class A	42,341	2,231
	Albany International Corp. Class A	22,758	2,143
	Trinity Industries Inc.	62,213	2,054
*	Gates Industrial Corp. plc	106,277	1,930
	UniFirst Corp.	9,397	1,783
	Air Lease Corp. Class A	33,076	1,530
	Vestis Corp.	105,907	1,490
	Quanex Building Products Corp.	46,512	1,285
*	American Woodmark Corp.	13,498	1,210
*	Viad Corp.	32,110	1,105
	CSG Systems International Inc.	21,190	1,028
	Lindsay Corp.	8,223	1,020
	Apogee Enterprises Inc.	15,148	1,012
*	Proto Labs Inc.	25,016	765
	Matthews International Corp. Class A	29,883	757
*	Liquidity Services Inc.	33,824	736
	Marten Transport Ltd.	41,288	720
*	Vicor Corp.	18,232	702
	Insteel Industries Inc.	18,645	641
	Heartland Express Inc.	38,322	474
*	Sun Country Airlines Holdings Inc.	25,943	285
	National Presto Industries Inc.	3,512	275
			179,406
Information Technology (15.2%)
*	Fabrinet	54,946	13,388
*	SPS Commerce Inc.	56,296	11,245

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Badger Meter Inc.	44,690	9,248
*	Marathon Digital Holdings Inc.	414,962	6,930
*	Insight Enterprises Inc.	27,353	5,937
*	FormFactor Inc.	117,321	5,722
*	Axcelis Technologies Inc.	49,445	5,406
	InterDigital Inc.	38,360	5,315
*	ACI Worldwide Inc.	100,979	5,085
*	Alarm.com Holdings Inc.	76,300	4,543
*	Box Inc. Class A	133,862	4,364
*	DoubleVerify Holdings Inc.	214,155	4,219
	Progress Software Corp.	65,692	3,820
	Advanced Energy Industries Inc.	35,292	3,744
*	OSI Systems Inc.	23,838	3,573
*	Itron Inc.	34,160	3,492
*	Agilysys Inc.	30,701	3,472
*	Veeco Instruments Inc.	86,112	3,056
*	Diodes Inc.	42,766	2,980
*	LiveRamp Holdings Inc.	100,617	2,608
*	BlackLine Inc.	52,253	2,589
*	Perficient Inc.	32,599	2,450
*	ePlus Inc.	24,707	2,371
*	Plexus Corp.	18,326	2,348
	Kulicke & Soffa Industries Inc.	53,110	2,327
*	SiTime Corp.	15,528	2,246
*	Envestnet Inc.	32,018	2,009
*	Semtech Corp.	44,171	1,936
*	Extreme Networks Inc.	118,535	1,867
*	Rogers Corp.	17,108	1,835
*	Photronics Inc.	67,421	1,743
*	Arlo Technologies Inc.	148,339	1,741
*	DigitalOcean Holdings Inc.	44,921	1,681
*	Calix Inc.	43,446	1,618
*	PDF Solutions Inc.	46,716	1,474
*	Harmonic Inc.	95,674	1,382
	CTS Corp.	26,019	1,281
*	MaxLinear Inc. Class A	71,248	1,082
*	Knowles Corp.	55,935	1,032
*	N-able Inc.	68,297	878
	Adeia Inc.	66,158	834
*	SolarEdge Technologies Inc.	33,978	827
*	Cohu Inc.	29,340	790
	A10 Networks Inc.	50,011	689
*	SMART Global Holdings Inc.	32,592	675
	SolarWinds Corp.	35,566	455
*	CEVA Inc.	15,425	369
			148,676
Materials (6.7%)
*	ATI Inc.	189,178	12,085
	Carpenter Technology Corp.	75,422	10,919
	Balchem Corp.	27,602	4,886
	Warrior Met Coal Inc.	79,519	4,875
	Alpha Metallurgical Resources Inc.	17,598	4,209
	Hawkins Inc.	28,921	3,663
	Materion Corp.	31,521	3,658
	HB Fuller Co.	40,592	3,477
	Sealed Air Corp.	88,564	3,095
	Innospec Inc.	23,880	2,752
	Arch Resources Inc.	18,998	2,592
	Sensient Technologies Corp.	27,685	2,155
	Minerals Technologies Inc.	24,517	1,890
	Quaker Chemical Corp.	10,954	1,854
	Worthington Steel Inc.	32,251	1,142
	Koppers Holdings Inc.	17,138	678
	Haynes International Inc.	10,801	650
*	Metallus Inc.	33,825	550
	Myers Industries Inc.	27,567	422
	Olympic Steel Inc.	7,306	293
			65,845

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Real Estate (5.2%)
Tanger Inc.	166,242	5,060
Apple Hospitality REIT Inc.	342,629	4,948
Essential Properties Realty Trust Inc.	138,584	4,422
CareTrust REIT Inc.	136,047	4,065
Phillips Edison & Co. Inc.	94,894	3,507
Sunstone Hotel Investors Inc.	309,622	3,229
St. Joe Co.	54,164	3,216
Innovative Industrial Properties Inc.	23,692	2,944
DiamondRock Hospitality Co.	319,343	2,807
Urban Edge Properties	106,576	2,254
SITE Centers Corp.	32,190	1,943
Four Corners Property Trust Inc.	61,524	1,744
Outfront Media Inc.	93,211	1,589
[1] eXp World Holdings Inc.	117,718	1,384
Xenia Hotels & Resorts Inc.	91,467	1,303
LTC Properties Inc.	28,416	1,044
Getty Realty Corp.	32,091	1,020
Veris Residential Inc.	48,942	859
Uniti Group Inc.	189,930	828
Marcus & Millichap Inc.	14,905	591
Summit Hotel Properties Inc.	83,870	570
Armada Hoffler Properties Inc.	43,850	540
Whitestone REIT	35,304	474
Universal Health Realty Income Trust	9,285	417
Saul Centers Inc.	9,634	393
Community Healthcare Trust Inc.	14,953	280
		51,431
Utilities (1.7%)
Otter Tail Corp.	63,567	5,375
MGE Energy Inc.	30,254	2,623
American States Water Co.	29,991	2,442
California Water Service Group	35,132	1,944
Chesapeake Utilities Corp.	15,234	1,804
SJW Group	19,180	1,131
Middlesex Water Co.	12,460	785
Unitil Corp.	11,064	667
		16,771
Total Common Stocks (Cost $818,988)		979,157
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund, 5.373% (Cost $2,672)	26,730	2,672
Total Investments (100.1%) (Cost $821,660)		981,829
Other Assets and Liabilities—Net (-0.1%)		(1,083)
Net Assets (100%)		980,746
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,777,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,948,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	14	1,556	69
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $818,988)	979,157
Affiliated Issuers (Cost $2,672)	2,672
Total Investments in Securities	981,829
Investment in Vanguard	28
Cash	1,281
Cash Collateral Pledged—Futures Contracts	80
Receivables for Investment Securities Sold	6
Receivables for Accrued Income	816
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	6
Total Assets	984,049
Liabilities
Payables for Investment Securities Purchased	1,284
Collateral for Securities on Loan	1,948
Payables for Capital Shares Redeemed	7
Payables to Vanguard	64
Total Liabilities	3,303
Net Assets	980,746
1 Includes $1,777,000 of securities on loan.
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,013,864
Total Distributable Earnings (Loss)	(33,118)
Net Assets	980,746

ETF Shares—Net Assets
Applicable to 8,220,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	980,746
Net Asset Value Per Share—ETF Shares	$119.31
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Dividends[1]	9,848
Interest[2]	78
Securities Lending—Net	16
Total Income	9,942
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16
Management and Administrative	948
Marketing and Distribution	35
Custodian Fees	17
Auditing Fees	31
Shareholders’ Reports	48
Trustees’ Fees and Expenses	—
Other Expenses	18
Total Expenses	1,113
Net Investment Income	8,829
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	24,065
Futures Contracts	(94)
Realized Net Gain (Loss)	23,971
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	109,992
Futures Contracts	68
Change in Unrealized Appreciation (Depreciation)	110,060
Net Increase (Decrease) in Net Assets Resulting from Operations	142,860
1	Dividends are net of foreign withholding taxes of $28,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $73,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $36,705,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,829	7,009
Realized Net Gain (Loss)	23,971	(58,246)
Change in Unrealized Appreciation (Depreciation)	110,060	78,713
Net Increase (Decrease) in Net Assets Resulting from Operations	142,860	27,476
Distributions
Total Distributions	(8,534)	(6,513)
Capital Share Transactions
Issued	359,252	129,942
Issued in Lieu of Cash Distributions	—	—
Redeemed	(105,598)	(51,267)
Net Increase (Decrease) from Capital Share Transactions	253,654	78,675
Total Increase (Decrease)	387,980	99,638
Net Assets
Beginning of Period	592,766	493,128
End of Period	980,746	592,766
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$100.47	$96.69	$116.59	$79.48	$76.17
Investment Operations
Net Investment Income[2]	1.268	1.292	.927	.813	.732
Net Realized and Unrealized Gain (Loss) on Investments	18.844	3.709	(19.803)	36.946	3.323
Total from Investment Operations	20.112	5.001	(18.876)	37.759	4.055
Distributions
Dividends from Net Investment Income	(1.272)	(1.221)	(1.024)	(.649)	(.745)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.272)	(1.221)	(1.024)	(.649)	(.745)
Net Asset Value, End of Period	$119.31	$100.47	$96.69	$116.59	$79.48
Total Return	20.20%	5.28%	-16.27%	47.68%	5.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$981	$593	$493	$565	$326
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.35%	0.87%	0.79%	0.97%
Portfolio Turnover Rate[3]	44%	45%	42%	35%	57%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Since inception, the fund has not issued any Institutional Shares and in March 2024, the board of trustees approved the closure of the Vanguard S&P Small-Cap 600 Growth Institutional Share Class effective March 21, 2024.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

S&P Small-Cap 600 Growth Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	979,157	—	—	979,157
Temporary Cash Investments	2,672	—	—	2,672
Total	981,829	—	—	981,829

Derivative Financial Instruments
Assets
Futures Contracts[1]	69	—	—	69
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	36,689
Total Distributable Earnings (Loss)	(36,689)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The

S&P Small-Cap 600 Growth Index Fund
differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,782
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	159,685
Capital Loss Carryforwards	(194,585)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(33,118)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	8,534	6,513
Long-Term Capital Gains	—	—
Total	8,534	6,513
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	822,144
Gross Unrealized Appreciation	204,870
Gross Unrealized Depreciation	(45,185)
Net Unrealized Appreciation (Depreciation)	159,685
E.  During the year ended August 31, 2024, the fund purchased $339,462,000 of investment securities and sold $330,695,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $344,821,000 and $100,026,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were $156,947,000 and sales were $211,804,000, resulting in net realized loss of $13,073,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
ETF Shares[1]
Issued	3,310	1,350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(990)	(550)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	2,320	800
1	2023 shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

S&P Small-Cap 600 Growth Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P Small-Cap 600 Index Fund	77.7%
S&P Small-Cap 600 Value Index Fund	75.3
S&P Small-Cap 600 Growth Index Fund	83.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
S&P Small-Cap 600 Index Fund	54,774
S&P Small-Cap 600 Value Index Fund	18,297
S&P Small-Cap 600 Growth Index Fund	6,990
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Small-Cap 600 Index Fund	159
S&P Small-Cap 600 Value Index Fund	20
S&P Small-Cap 600 Growth Index Fund	26
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Fund	($000)
S&P Small-Cap 600 Index Fund	12,047
S&P Small-Cap 600 Value Index Fund	4,886
S&P Small-Cap 600 Growth Index Fund	217

Q18450 102024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – S&P 500 Value and Growth Index Funds

The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – S&P Mid-Cap 400 Index Funds

The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – S&P Small-Cap 600 Index Funds

The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2024

*By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.